Nationwide DestinationSM All American Gold New York 2.0
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is April 20, 2012

The contracts described in this prospectus are only available in the State of New York.  This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated April 20, 2012), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 42.

To obtain free copies of the Statement of Additional Information or to make any other service requests, please contact Nationwide by one of the methods described in the "Contacting the Service Center" provision on page 12.

Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Purchase payments not invested in the Sub-Accounts of the Nationwide Variable Account-II (the "Variable Account") may be allocated to the Fixed Account.

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person(s) whose length of life determines how long annuity payments are paid.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.

Annuity Unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Co-Annuitant(s)- The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Anniversary- Each recurring 1-year anniversary of the date the contract was issued.

Contract Owner(s)- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base- For purposes of the 7% Lifetime Income Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate that varies depending on the type of allocation (e.g., new purchase payment, transfer, Dollar Cost Averaging allocation, Enhanced Fixed Account Dollar Cost Averaging allocation, etc.).

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal Percentage- An age-based percentage used to determine the annual amount available for withdrawal under the 7% Lifetime Income Option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base- For purposes of  the 7% Lifetime Income Option, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Purchase Payment Credit ("PPC")- The amount Nationwide applies to the Contract Value when cumulative purchase payments reach certain aggregate levels.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center- The department of Nationwide responsible for receiving service requests.  For service requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	7
Synopsis of the Contracts	8
Surrenders/Withdrawals
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Death Benefit
Right to Examine and Cancel
Condensed Financial Information	10
Financial Statements	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
The Fixed Account
Contacting the Service Center	12
The Contract in General	13
Distribution, Promotional, and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	14
Mortality and Expense Risk Charge
Administrative Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges, and Deductions	16
One-Year Enhanced Death Benefit Option
7% Lifetime Income Option
7% Spousal Continuation Benefit
Income Benefit Investment Options
Ownership and Interests in the Contract	22
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	23
Purchase Payment Credits
Pricing
Application and Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions

Table of Contents (continued)	Page
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	27
Surrender/Withdrawal Prior to Annuitization	27
Partial Withdrawals
Full Surrenders
Surrender/Withdrawal After Annuitization	28
Withdrawals Under Certain Plan Types	28
Withdrawals Under a Tax Sheltered Annuity
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	29
Minimum and Maximum Loan Amounts
Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	30
Contract Owner Services	30
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service Static Asset Allocation Model
Death Benefits	33
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	36
Annuitizing the Contract	36
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	37
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
Annuitization of Amounts Greater than $5,000,000
Statements and Reports	38
Legal Proceedings	39
Table of Contents of Statement of Additional Information	42
Appendix A: Underlying Mutual Funds	43
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	53

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%

Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
One-Year Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.20%5 1.35%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base6)
Maximum 7% Lifetime Income Option Charge	1.50%7
Maximum 7% Spousal Continuation Benefit Charge	0.40%8

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
One-Year Enhanced Death Benefit Option Charge	0.20%
Maximum 7% Lifetime Income Option Charge	1.50%9
Maximum 7% Spousal Continuation Benefit Charge	0.40%9
Maximum Possible Total Variable Account Charges	3.25%10

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011, charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.43%	2.45%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

3 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.  The Annual Loan Interest Charge will not exceed 2.25%.

5 The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

6 For information about how the Current Income Benefit Base is calculated, see "Determination of the Income Benefit Base Prior to the First Withdrawal."

7 Currently, the charge associated with the 7% Lifetime Income Option is equal to 1.20% of the Current Income Benefit Base.

8 The 7% Spousal Continuation Benefit may only be elected if and when the 7% Lifetime Income Option is elected.  Currently, there is no charge associated with the 7% Spousal Continuation Benefit.

9 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

10 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The following Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.25%).1

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,330	$2,366	$3,369	$5,944	*	$1,866	$3,069	$5,944	$630	$1,866	$3,069	$5,944
Minimum Total Underlying Mutual Fund Operating Expenses (0.43%)	$1,118	$1,764	$2,424	$4,337	*	$1,264	$2,124	$4,337	$418	$1,264	$2,124	$4,337

*The contracts sold under this prospectus do not permit annuitization during the first 2 Contract Years.

1 The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Synopsis of the Contracts

The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, see "Appendix C: Contract Types and Tax Information."  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders/Withdrawals

Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see "Surrender/Withdrawal Prior to Annuitization").  After the Annuitization Date, withdrawals are not permitted (see "Surrender/Withdrawal After Annuitization").

Minimum Initial and Subsequent Purchase Payments

For Non-Qualified Contracts, the minimum initial purchase payment is $5,000.  For all other contract types, the minimum initial purchase payment is $3,000.  A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

The minimum subsequent purchase payment for all contracts is $500.  However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value (see "Pricing").  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant.  If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options (see "Annuity Payment Options").

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see "Death Benefit Calculations").

Optional rider.  If the Contract Owner elects the 7% Lifetime Income Option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied. If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period (see "Purchase Payment Credits").

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.

The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  Nationwide may realize a profit from this charge.

Administrative Charge

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.  If, on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments withdrawn.

Death Benefit

The contract contains a standard death benefit (the greater of (i) the Contract Value or (ii) the total purchase payments less amounts withdrawn) at no additional charge. In lieu of the standard death benefit, an applicant may elect the One-Year Enhanced Death Benefit Option at the time of application for an additional charge at the annualized rate of 0.20% of the Daily Net Assets of the Variable Account. The One-Year Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of application. The optional death benefit may provide a greater death benefit than the standard death benefit (see "Death Benefit Calculations").

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals.  Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years.  The 7% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

If the applicant elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

Election of the 7% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. Contract Value is greater than $0, then lifetime income withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then lifetime income withdrawals are paid from Nationwide's General Account.  Income withdrawal payments paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.  The cost of the 7% Lifetime Income Option may exceed the benefit.

Withdrawals in excess of the benefit amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Lifetime Income Option.

7% Spousal Continuation Benefit

The 7% Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Lifetime Income Option, provided that certain conditions are satisfied.  The 7% Spousal Continuation Benefit is only available for election at the time of application if the 7% Lifetime Income Option is elected.

If the applicant elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base.  Currently, there is no charge for the 7% Spousal Continuation Benefit. If this option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  If assessed, the charge is deducted at the same time and in the same manner as the 7% Lifetime Income Option charge. The cost of the 7% Spousal Continuation Benefit (the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

Charges for Optional Benefits

The charges associated with optional benefits are only assessed prior to annuitization.

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund (see "The Variable Account and Underlying Mutual Funds").

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Annuity Payments

On the Annuitization Date, annuity payments begin (see "Annuity Commencement Date" and "Annuitizing the Contract"). Annuity payments will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.  Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Premium Taxes" and "Appendix C: Contract Types and Tax Information").

Death Benefit

An applicant may elect the standard death benefit (at no additional cost) or may elect the One-Year Enhanced Death Benefit Option for an additional charge (see "Death Benefits").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will return the Contract Value, less any PPCs, withdrawals from the contract, and applicable federal and state income tax withholding (see "Right to Examine and Cancel" and "Purchase Payment Credits").

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see "Determining the Contract Value").  Since this annuity contract was not available as of December 31, 2011, there are no Accumulation Unit values available.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of

Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any other time by contacting the Service Center.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Lifetime Income Option limits the list of Sub-Accounts available in connection with that option.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Variable Account

Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner’s Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program. Rates will vary depending on the dollar cost averaging program elected (see "Contract Owner Services").

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a 1-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.  The guaranteed rate for any purchase payment will be effective for not less than 12 months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account value will not be less than the amount of the purchase payments and PPCs allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the 1-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

Contacting the Service Center

Requests for service may be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43215

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are appropriate for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service requests will be effective as of the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and  in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal submitted incorrectly on the Valuation Date the request is received at the Service Center.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If the contract described in this prospectus is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Except with respect to statements relating to age, sex, and identity, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for 2 years after the date of contract issuance.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law.  No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  This fee compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.

Administrative Charge

Nationwide deducts an Administrative Charge that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  This fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each Contract Anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any Contract Anniversary (or on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.

Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments withdrawn.

For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature").

Waiver of Contingent Deferred Sales Charge

The maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;

(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

(3)	for those contracts with the 7% Lifetime Income Option, withdrawals up to the annual benefit amount.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Note:  CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of an increased Contract Value (under the Spousal Protection Feature) are subject to the CDSC provisions of the contract; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers between or among the various investment options in the contract.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts withdrawn).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial withdrawals.  If the Contract Owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount withdrawn.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple withdrawals taken within a 1-year period that deplete the entire Contract Value; or

•	any single withdrawal of 90% or more of the Contract Value.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state. Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see "Appendix A: Underlying Mutual Funds."

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or withdrawals, including CDSC-free withdrawals;

•	withdrawals of Annuity Units to make annuity payments;

•	withdrawals of Accumulation Units to pay the annual Contract Maintenance Charge;

•	withdrawals of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges, and Deductions

For an additional charge, the following optional benefits are available to applicants.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

One-Year Enhanced Death Benefit Option

In lieu of the standard death benefit, applicants with Annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts withdrawn will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawals.

Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in "Death Benefit Calculations."

The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see "Spousal Protection Feature").

7% Lifetime Income Option

The 7% Lifetime Income Option (the "7% Nationwide L.inc Option") provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

Availability

The 7% Nationwide L.inc Option may only be elected at the time of application. The 7% Nationwide L.inc Option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.  However, contracts that are purchased in the normal course of business with the 7% Lifetime Income Option may keep the 7% Lifetime Income Option even after such contract becomes beneficially owned.  However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.

7% Nationwide L.inc Option Charge

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base.  The current charge for the 7% Nationwide L.inc Option is 1.20% of the Current Income Benefit Base.  The current charge associated with the 7% Nationwide L.inc Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.  If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.

The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Nationwide L.inc Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Lifetime Income Option Investment Requirements

Election of the 7% Nationwide L.inc Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the 7% Lifetime Income Option, see "Income Benefit Investment Options."  Allocation requests to investment options other than those listed in the "Income Benefit Investment Options" section will not be honored; they will be treated as though no allocation request was submitted.  Nationwide may offer Dollar Cost Averaging for Living Benefits described in the "Contract Owner Services" provision.  Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).  Additionally, if this option is elected, contract loans are unavailable.

Transfers Among Permitted Investment Options

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.

Subsequent Purchase Payments

Subsequent purchase payments are permitted under the 7% Nationwide L.inc Option as long as the Contract Value is greater than $0.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.  Generally, Nationwide may invoke this right in times of economic instability.  Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount.  The Current Income

Benefit Base from the date of contract issuance until the first withdrawal will reflect any additional purchase payments, PPCs, and reset opportunities, as described below.

Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Option will equal the greater of:

(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted after that Contract Anniversary; or

(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any PPCs applied, increased by simple interest at an annual rate of 7% each year through the 10th Contract Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary.

When a purchase payment and any PPCs are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the annual benefit amount will be based on that Current Income Benefit Base.  Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.

Lifetime Income Withdrawals

At any time after the 7% Nationwide L.inc Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	4.00%
65 through 80	5.00%
81 and older	6.00%

For contracts that elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see "7% Spousal Continuation Benefit").

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately.  All lifetime income withdrawal requests must be made on a Nationwide form available by contacting the Service Center.

Each year's benefit amount is non-cumulative.  A Contract Owner cannot take a previous year's benefit amount in a subsequent year without causing an excess withdrawal (see below) that will reduce the Current Income Benefit Base.  Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than $0.  Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the benefit amount withdrawn)

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, Investment-Only Contract, or Tax Sheltered Annuity; and

(3)	submit a completed administrative form in advance of the withdrawal to the Service Center (forms are available via the Service Center).

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Option changes.

In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Option changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Option by notifying Nationwide as to such election.

Settlement Options

If, after beginning the lifetime income withdrawals, a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options.  Specifically, Nationwide will provide a notification to the Contract Owner describing the following 3 options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within the 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the annual benefit amount. If the Contract Owner had requested Systematic Withdrawals of the annual benefit amount prior to the notice, those Systematic Withdrawals will continue.  If the Contract Owner had not requested Systematic Withdrawals prior to the notice, the Contract Owner may request Systematic Withdrawals by contacting the Service Center.  It is the Contract Owner's responsibility to establish Systematic Withdrawals or otherwise request the annual benefit amount.  Benefit amounts not withdrawn in a given year are forfeited.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 7% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus 3 years to determine the Annual Benefit Multiplier.  If only 1 spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Option will terminate.

Death of Determining Life

For contracts with no 7% Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the 7% Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Option which had been received by the deceased spouse, for the remainder of the survivor's lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Tax Treatment

Although the tax treatment for withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Option is not clear, Nationwide will treat a portion of each withdrawal as a taxable distribution, as follows:

First, we determine which is greater: (1) the Contract Value immediately before the withdrawal; or (2) the guaranteed benefit amount immediately before the withdrawal.  That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the withdrawal will be reported as a taxable distribution.

For any withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free.  Once the entire investment in the contract has been received tax-free, withdrawals will be reported as taxable distributions.  Please consult a qualified tax adviser.

Automatic Termination of the 7% Lifetime Income Option

Withdrawals in excess of the benefit amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Lifetime Income Option. If this option terminates, then Nationwide will no longer assess the fee associated with the option.

7% Spousal Continuation Benefit

At the time the 7% Lifetime Income Option is elected (at time of application), the Contract Owner may elect the 7% Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The 7% Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Lifetime Income Option, provided certain conditions are met.  Once the 7% Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided in the "Marriage Termination" section.

The charge for the 7%  Spousal Continuation Benefit will not exceed 0.40% of the Current Income Benefit Base.  Currently, there is no charge for the 7%  Spousal Continuation Benefit.

If the Contract Owner elects the 7%  Spousal Continuation Benefit, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7%  Lifetime Income Option as follows:

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.50%
65 through 80	4.50%
81 and older	5.50%

The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

To be eligible for the 7%  Spousal Continuation Benefit, the following conditions must be met:

(1)	Both spouses must be between 50 and 85 years old at the time of application;

(2)
Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals.  Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information");

(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(5)	Both spouses must be named as primary beneficiaries;

(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and

(7)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The 7% Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The 7% Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the 7% Lifetime Income Option.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the 7%  Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide.  Once the 7% Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the 7% Spousal Continuation Benefit from the contract.

Risks Associated with Electing the 7% Spousal Continuation Benefit

There are situations where a Contract Owner who elects the 7% Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;

(2)	the contract is annuitized; or

(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the 7% Spousal Continuation Benefit, but he/she must continue to pay any applicable charge until annuitization (currently, there is no charge for this option).

Income Benefit Investment Options

The following investment options are the only investment options available for contracts that have elected the 7% Lifetime Income Option:

Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services")
•	Balanced
•	Conservative
•	Moderately Conservative

Fidelity Variable Insurance Products Fund
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2

Nationwide Variable Insurance Trust
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Investor Destinations Balanced Fund: Class II
•	NVIT Investor Destinations Conservative Fund: Class II
•	NVIT Investor Destinations Moderately Conservative Fund: Class II

Static Asset Allocation Model (see "Static Asset Allocation Model")
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund and 34% NVIT - American Funds NVIT Growth-Income Fund)

Note: Some of the investment options listed above are funds of funds.  Please refer to "Appendix A: Underlying Mutual Funds" for more information.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide’s consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.

Co-Annuitant

A Co-Annuitant, if named, must be the Annuitant’s spouse.  The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements listed in "Spousal Protection Feature" are met.

If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.  The joint annuitant is named at the time of annuitization.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner;

•	contingent owner;

•	Annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	Co-Annuitant (must be the Annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Operation of the Contract

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the Contract Owner's household.  In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any withdrawals.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a withdrawal of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

Recapture of Purchase Payment Credits

If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract.  The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.
All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.

Pricing

Generally, Nationwide prices Accumulation Units of the Sub-Accounts on each day that the New York Stock Exchange is open.  (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)

Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, withdrawals or transfers if:

(1) trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments

Initial Purchase Payments

Initial purchase payments will be priced at the Accumulation Unit value next determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 pm EST.  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within 2 business days after the next business day.

If an incomplete application is not completed within 5 business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Subsequent Purchase Payments

Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment.  If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner on the application.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.

Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds.

Determining the Contract Value

The Contract Value is the sum of the value of amounts (including any PPCs applied to the contract) allocated to:

(1)	the Sub-Accounts of the Variable Account; and

(2)	the Fixed Account.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.  For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.

The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.15% to 1.35% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation.  It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units (e.g., the 7% Lifetime Income Option and the 7% Spousal Continuation Benefit).

Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease.  Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;

(2)	adding any interest earned on the amounts allocated to the Fixed Account;

(3)	adding any PPCs applied to the Fixed Account; and

(4)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's 1-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading (see "Short-Term Trading Fees").

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in 1 day, this counts as 1 transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or 1 underlying mutual fund if the transfer is made to or from the Fixed Account) will also count as 1 transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "1-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The 1-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date.  Transfer requests submitted under the 1-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the 1-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund.  If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account. Nationwide reserves the right to limit or refuse transfers to the Fixed Account.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  The free look period is 10 days, unless the contract is purchased as a replacement for another annuity contract, in which case it is 60 days.  For ease of administration, Nationwide will honor any free look cancellation for newly issued annuity contracts that are received at the Service Center or postmarked within 30 days after the contract issue date.  Nationwide will also honor any free look cancellation for replacement annuity contracts that are received at the Service Center or postmarked within 60 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

In the event of a free look cancellation, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender/Withdrawal Prior to Annuitization

Prior to annuitization and before the Annuitant’s death, Contract Owners may generally withdraw some or all of their Contract Value.  Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see "Appendix C: Contract Types and Tax Information").  Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts withdrawn from the Sub-Accounts within 7 days after the request is received at the Service Center. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to 6 months from the date of the withdrawal request.

Partial Withdrawals

If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request.

Partial withdrawals are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Withdrawals to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees.  Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Lifetime Income Option (see "7% Lifetime Income Option").

Full Surrenders

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender);

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited; and

•	PPCs (if applicable).

Full surrenders are subject to the CDSC provisions of the contract.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or

•	any single net withdrawal of 90% or more of the Contract Value.

Surrender/Withdrawal After Annuitization

After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Withdrawals Under Certain Plan Types

Withdrawals Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the Annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship withdrawal may not include any income earned on salary reduction contributions.

(B)	The withdrawal limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.  Additionally, contract loans are unavailable if the 7% Lifetime Income Option is elected.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts and the Fixed Account in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, and Simple IRAs may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent.  Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis.  Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account.  Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every 3 months or on another frequency if permitted by Nationwide.  If the last day of the 3-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Nationwide Variable Insurance Trust
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II
PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including transfers as part of an Enhanced Fixed Account Dollar Cost Averaging program, for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the 7%  Lifetime Income Option referred to as "Dollar Cost Averaging for Living Benefits."  Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Only those investment options available for the 7% Lifetime Income Option are available for use in Dollar Cost Averaging for Living Benefits -- transfers may not be directed to the Fixed Account or to any investment option that is unavailable with the 7% Lifetime Income Option.  If a Contract Owner elected Custom Portfolio for their 7% Lifetime Income Option, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.  Please refer to the "Income Benefit Investment Options" section for the investment options available for the 7% Lifetime Income Option.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise.  Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging."

Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the

Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments withdrawn that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code;

(3)	for those contracts with the 7% Lifetime Income Option, withdrawals up to the annual benefit amount; or

(4)	a percentage of the Contract Value based on the Contract Owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%

The Contract Owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center.  For joint owners, the older joint owner’s age will be used.

In any given Contract Year, any amount withdrawn in excess of the greatest of (1), (2), (3), or (4) above will be subject to the CDSC provisions (see "Contingent Deferred Sales Charge").

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the free look period.

Custom Portfolio Asset Rebalancing Service

For Contract Owners that have elected the 7% Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.

Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The Contract Owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.

Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the Contract Owner creates their "Custom Portfolio," that Contract Owner's model is static.  This means that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center.  While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected.  At that time, Contract Owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account Contract Value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the Contract Owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio are not subject to short-term trading fees.

Changing Models or Underlying Mutual Fund Allocations

Contract Owners who have elected the 7% Lifetime Income Option may change the underlying mutual fund allocations within their elected model, percentages within their elected model and/or may change models and create a new "Custom Portfolio" within that new model.  To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form.  Any model and percentage changes will be subject to short-term trading fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio

Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the 7% Lifetime Income Option.  Termination is effective on the date the termination request is received at the Service Center in good order.

Static Asset Allocation Model

For contracts that have elected the 7% Lifetime Income Option, Nationwide makes available as a permitted investment option the American Funds Option, which is a static asset allocation model comprised as follows: 33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund.

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

The Static Asset Allocation Model is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.  The entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like an underlying mutual fund and is subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise the Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.

If no joint owner is named, the contingent owner becomes the Contract Owner.

If no contingent owner is named, the beneficiary becomes the Contract Owner.

If no beneficiary survives the Contract Owner, the last surviving Contract Owner’s estate becomes the Contract Owner.

Distributions will be made pursuant to "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent annuitant becomes the Annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner’s estate will receive the death benefit.  If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner’s estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (see "Annuity Payment Options"); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit.  Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all of the information necessary to pay that beneficiary's portion of the death benefit proceeds.  At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts  will be allocated to the available money market Sub-Account until instructions are received from the remaining  beneficiary(ies).  Any Contract Value allocated to the Fixed Account will remain invested and will not be allocated to the available money market Sub-Account.

Death Benefit Calculations

An applicant may elect either the standard death benefit or the available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000. If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greater of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.

The adjustment for amounts withdrawn will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B (1 - F), where

A = the greater of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.

The adjustment for amounts withdrawn will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

B = the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option at the time of application.  The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts withdrawn will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If Nationwide does not receive all information necessary to pay the death benefit within 1 year of the Annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B (1 - F), where

A = the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts withdrawn will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If Nationwide does not receive all information necessary to pay the death benefit within 1 year of the Annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit and the One-Year Enhanced Death Benefit Option include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be Co-Annuitants;

(3)	(a) Both spouses must be age 85 or younger at the time the contract is issued for the standard death benefit;

(b) Both spouses must be age 80 or younger at the time the contract is issued for the One-Year Enhanced Death Benefit Option;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner); and

(7)
If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate. The new Co-Annuitant must meet any applicable age requirements on the date the Co-Annuitant is added.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant’s death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.

Annuity Commencement Date and the 7% Lifetime Income Option

If the Contract Owner elected the 7% Lifetime Income Option, Nationwide will, approximately 3 months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 7% Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences (see "7% Lifetime Income Option" and "Appendix C: Contract Types and Tax Information").  Consult a qualified tax advisor.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments by contacting the Service Center.  If the Contract Owner has elected the 7% Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the 7% Lifetime Income Option.

The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Date specified above (see "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant  must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underlying Mutual Funds."  The Static Asset Allocation Model and Custom Portfolio Asset Rebalancing Service are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)	is a factor is equal to an annualized rate of 1.15% of the Daily Net Assets of the Variable Account.

Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease.  Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If no purchase payments are received in the 3 years before the Annuitization Date and if the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000. If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment.  The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.  No death benefit will be paid. This option is not available if the Annuitant is 86 or older on the Annuitization Date.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant.  After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  No death benefit will be paid. This option is not available if the Annuitant or joint annuitant is 86 or older on the Annuitization Date.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a

Contract Owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Investment Company Act of 1940 Registration File No. 811- 03330

Securities Act of 1933 Registration File No. 333-177731

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the “Index”).

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth.

Invesco - Invesco V.I. Mid Cap Core Equity: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information
Because the contracts described in this prospectus have not been previously made available for sale, there are no Accumulation Unit values for the year ending December 31, 2011.  The Statement of Additional Information is available FREE OF CHARGE upon request by contacting the Service Center.

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Simple IRA.

Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable remainder trusts are trusts that meet the requirements of Section 664 of the Code.  Non-qualified contracts that are issued to charitable remainder trusts will differ from other non-qualified contracts in 3 respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, charitable remainder trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts withdrawn).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a charitable remainder trust, the charitable remainder trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a charitable remainder trust, the death benefit is payable to the charitable remainder trust.  Any designation in conflict with the charitable remainder trust's right to the death benefit will be void.

While these provisions are intended to facilitate a charitable remainder trust's ownership of this contract, the rules governing charitable remainder trusts are numerous and complex.  A charitable remainder trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a charitable remainder trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a charitable remainder trust.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.  When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from individual retirement accounts, individual retirement annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by qualified plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a qualified plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of qualified plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchases of the contract should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the individual retirement annuity were non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter, all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial withdrawals, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as 1 annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or withdrawals from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or withdrawal from either contract if the contract owner can show that between the date of the direct transfer and the distribution or withdrawal, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Taxation of Lifetime Withdrawals Under the 7% Lifetime Income Option

While the tax treatment for withdrawals for benefits such as the 7% Lifetime Income Option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal.  Specifically, we intend to treat the following amount of each withdrawal as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the contract value immediately before the withdrawal;

B = the guaranteed annual benefit amount immediately before the withdrawal; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal.  If you subsequently withdrawal your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code.  Please consult a qualified tax adviser.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse.  Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

If you purchase the 7% Lifetime Income Option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code.  Please consult a qualified tax adviser.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.

If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar  year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans and qualified plans;

•	increasing the portability of various retirement plans by permitting individual retirement plans, qualified plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

STATEMENT OF ADDITIONAL INFORMATION

April 20, 2012

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated April 20, 2012.  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035.  Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

The Variable Account is a separate investment account of Nationwide.  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $154.7 billion as of December 31, 2011.

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.  See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2011, 2010 and 2009, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The contracts were not available for sale as of December 31, 2011.  Therefore, no Condensed Financial Information is available.

2

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account-II:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:
MidCap Growth Portfolio - Class S Shares (ALMCS)
34,853 shares (cost $482,425)	$393,142
Growth Fund - Class 1 (AFGF)
187,513 shares (cost $9,596,803)	9,763,810
High - Income Bond Fund - Class 1 (AFHY)
171,876 shares (cost $1,905,553)	1,811,578
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
94,114 shares (cost $1,119,589)	1,223,488
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
9,312,504 shares (cost $129,633,823)	123,670,050
Money Market Portfolio(TM) (CHSMM)
14,443,733 shares (cost $14,443,733)	14,443,733
Stock Index Fund, Inc. - Initial Shares (DSIF)
7,156,680 shares (cost $190,351,187)	210,978,938
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,863,630 shares (cost $111,976,055)	114,015,735
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,307,730 shares (cost $28,294,592)	39,114,216
VA International Equity Fund (HVIE)
478,460 shares (cost $6,568,669)	6,042,947
VA Situs Fund (HVSIT)
934,455 shares (cost $13,943,697)	13,876,660
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
853,407 shares (cost $4,401,478)	5,854,375
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
390,826 shares (cost $10,936,253)	10,841,508
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,400,735 shares (cost $111,024,149)	111,238,027
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,070,628 shares (cost $12,197,828)	10,932,918
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
339,615 shares (cost $1,195,423)	1,755,809
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,209,893 shares (cost $91,556,135)	83,180,366
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
137,347 shares (cost $4,785,621)	5,139,523
Investors Growth Stock Series - Service Class (MIGSC)
878,764 shares (cost $8,338,232)	9,464,286
Value Series - Service Class (MVFSC)
25,295,325 shares (cost $254,554,294)	317,203,379
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
3,336,299 shares (cost $50,778,575)	50,011,124
Core Plus Fixed Income Portfolio - Class I (MSVFI)
156,268 shares (cost $1,542,164)	1,592,367
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,955,952 shares (cost $18,617,682)	19,892,027
Emerging Markets Debt Portfolio - Class I (MSEM)
430,765 shares (cost $3,361,757)	3,579,658
Emerging Markets Debt Portfolio - Class II (MSEMB)
122,960 shares (cost $958,075)	1,015,654
U.S. Real Estate Portfolio - Class I (MSVRE)
2,927 shares (cost $39,290)	39,718
U.S. Real Estate Portfolio - Class II (MSVREB)
344 shares (cost $3,800)	4,644

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Managed Allocation Fund - Moderate Growth II (VFMG2)
375,012 shares (cost $3,661,104)	3,311,355
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,724,349 shares (cost $51,986,183)	52,140,887
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,554,485 shares (cost $146,715,026)	147,340,604
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
174,209,898 shares (cost $2,871,450,268)	3,003,378,637
American Funds NVIT Bond Fund - Class II (GVABD2)
89,644,250 shares (cost $964,572,407)	1,024,633,772
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,939,430 shares (cost $123,503,456)	116,531,616
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,934,612 shares (cost $214,313,045)	203,065,311
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,159,702 shares (cost $933,765,742)	1,005,301,344
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,045,728 shares (cost $7,348,886)	6,839,064
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,885,503 shares (cost $99,632,126)	97,202,335
NVIT Emerging Markets Fund - Class I (GEM)
29,275 shares (cost $376,226)	297,434
NVIT Emerging Markets Fund - Class II (GEM2)
126,738 shares (cost $1,665,262)	1,272,453
NVIT Emerging Markets Fund - Class III (GEM3)
2,314,856 shares (cost $26,134,403)	23,472,640
NVIT Emerging Markets Fund - Class VI (GEM6)
4,341,125 shares (cost $45,469,068)	43,888,777
NVIT International Equity Fund - Class I (GIG)
4,469 shares (cost $38,804)	35,748
NVIT International Equity Fund - Class III (GIG3)
3,167,980 shares (cost $23,320,545)	25,375,519
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
3,023,864 shares (cost $24,055,887)	24,130,432
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
9,332,444 shares (cost $72,492,841)	72,699,742
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,056,371 shares (cost $26,581,288)	23,656,310
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
212,144 shares (cost $2,301,156)	2,108,713
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
17,601,320 shares (cost $147,401,334)	174,957,116
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,785,654 shares (cost $24,326,878)	22,508,087
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
126,372,736 shares (cost $1,214,237,101)	1,259,936,177
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
209,651,134 shares (cost $1,954,446,945)	1,993,782,284
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
56,614,880 shares (cost $576,334,194)	581,434,818
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
191,123,392 shares (cost $1,814,440,535)	1,863,453,069
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,413,854 shares (cost $313,701,953)	343,085,038
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
54,845,619 shares (cost $539,918,688)	556,683,034
NVIT Core Bond Fund - Class I (NVCBD1)
253,752 shares (cost $2,754,936)	2,763,357

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Core Bond Fund - Class II (NVCBD2)
11,746,036 shares (cost $121,508,613)	127,561,954
NVIT Core Plus Bond Fund - Class II (NVLCP2)
3,554,919 shares (cost $39,951,224)	40,774,922
NVIT Fund - Class I (TRF)
13,697,975 shares (cost $134,890,338)	123,966,676
NVIT Fund - Class II (TRF2)
18,571,748 shares (cost $145,475,988)	167,517,168
NVIT Government Bond Fund - Class I (GBF)
34,130,843 shares (cost $402,023,235)	407,180,959
American Century NVIT Growth Fund - Class I (CAF)
2,312,149 shares (cost $20,859,213)	31,815,174
American Century NVIT Growth Fund -Class II (CAF2)
1,130,720 shares (cost $10,127,570)	10,266,934
NVIT International Index Fund - Class VIII (GVIX8)
2,631,299 shares (cost $20,553,000)	19,050,605
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
30,204,837 shares (cost $323,587,995)	264,292,320
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
38,150,552 shares (cost $479,308,295)	489,090,077
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
65,578,795 shares (cost $898,051,774)	906,298,942
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
50,840,750 shares (cost $505,324,103)	518,575,649
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
228,731,278 shares (cost $2,530,964,378)	2,362,794,104
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
125,696,535 shares (cost $1,447,007,029)	1,253,194,457
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,794,574 shares (cost $766,011,788)	756,335,625
NVIT Mid Cap Index Fund - Class I (MCIF)
5,607,732 shares (cost $96,554,541)	98,415,691
NVIT Money Market Fund - Class I (SAM)
654,574,047 shares (cost $654,574,047)	654,574,047
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,870,152 shares (cost $29,656,823)	33,825,129
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
19,143,566 shares (cost $156,605,774)	166,931,895
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
67,126 shares (cost $932,763)	559,834
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
652,440 shares (cost $8,035,815)	5,441,348
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,320,482 shares (cost $58,222,806)	52,396,793
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,046,839 shares (cost $9,545,321)	9,767,008
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
12,235,035 shares (cost $99,439,927)	113,541,122
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
410,360 shares (cost $3,631,962)	3,307,498
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,173,771 shares (cost $41,254,264)	41,597,121
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
17,234,418 shares (cost $127,959,453)	175,618,719
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
12,687,775 shares (cost $94,801,831)	128,019,648
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,703,581 shares (cost $226,464,945)	265,166,563

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
409,969 shares (cost $6,205,939)	6,284,822
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,416,233 shares (cost $22,014,813)	21,201,009
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,151,647 shares (cost $34,548,845)	31,138,271
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,264,289 shares (cost $17,138,902)	22,008,894
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,222,731 shares (cost $83,228,718)	71,659,751
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,508,672 shares (cost $37,914,275)	41,518,528
NVIT Multi-Sector Bond Fund - Class I (MSBF)
15,958,689 shares (cost $136,230,984)	138,361,835
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,745,416 shares (cost $69,658,711)	69,545,236
NVIT Large Cap Growth Fund - Class I (NVOLG1)
22,453,087 shares (cost $339,889,280)	329,835,845
NVIT Large Cap Growth Fund - Class II (NVOLG2)
15,681,402 shares (cost $236,566,534)	229,732,537
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,927,488 shares (cost $243,080,641)	222,459,193
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
13,212,503 shares (cost $110,093,605)	128,293,402
NVIT Real Estate Fund - Class I (NVRE1)
7,090,723 shares (cost $48,523,253)	64,241,951
NVIT Real Estate Fund - Class II (NVRE2)
7,063,920 shares (cost $51,734,223)	63,716,556
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
4,089 shares (cost $46,169)	44,166
VPS Growth and Income Portfolio - Class B (ALVGIB)
366,999 shares (cost $7,711,544)	6,554,604
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
3,474,322 shares (cost $49,722,539)	53,435,074
VP Balanced Fund - Class I (ACVB)
5,157,514 shares (cost $33,651,547)	33,575,418
VP Capital Appreciation Fund - Class I (ACVCA)
6,798 shares (cost $69,409)	89,873
VP Income & Growth Fund - Class I (ACVIG)
2,319,148 shares (cost $15,434,667)	14,239,571
VP Income & Growth Fund - Class II (ACVIG2)
730,677 shares (cost $4,928,778)	4,486,355
VP Inflation Protection Fund - Class II (ACVIP2)
21,187,142 shares (cost $230,194,295)	248,948,917
VP International Fund - Class I (ACVI)
2,127 shares (cost $18,833)	15,805
VP International Fund - Class III (ACVI3)
22 shares (cost $165)	164
VP Mid Cap Value Fund - Class I (ACVMV1)
506,604 shares (cost $6,536,982)	6,839,147
VP Mid Cap Value Fund - Class II (ACVMV2)
5,083,412 shares (cost $60,722,297)	68,626,060
VP Ultra(R) Fund - Class II (ACVU2)
535 shares (cost $3,777)	5,012
VP Value Fund - Class II (ACVV2)
161 shares (cost $911)	933
VP Vista(SM) Fund - Class I (ACVVS1)
358 shares (cost $4,106)	5,387

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,583,873 shares (cost $62,690,114)	80,125,736
Appreciation Portfolio - Initial Shares (DCAP)
870,391 shares (cost $29,908,500)	33,074,851
Appreciation Portfolio - Service Shares (DCAPS)
2,202,497 shares (cost $75,265,456)	83,122,253
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
65,447 shares (cost $1,599,367)	1,694,415
Growth and Income Portfolio - Initial Shares (DGI)
672,068 shares (cost $13,630,357)	12,742,415
Capital Appreciation Fund II - Service Shares (FCA2S)
268,388 shares (cost $1,590,265)	1,615,696
Quality Bond Fund II - Primary Shares (FQB)
985,797 shares (cost $10,552,998)	11,050,783
Quality Bond Fund II - Service Shares (FQBS)
3,735,329 shares (cost $40,509,490)	41,686,275
Equity-Income Portfolio - Initial Class (FEIP)
17,526,175 shares (cost $392,128,835)	327,564,217
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,027,238 shares (cost $9,041,510)	9,070,511
High Income Portfolio - Initial Class (FHIP)
9,867,316 shares (cost $55,866,670)	53,184,834
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
10,351,590 shares (cost $142,534,687)	142,851,946
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,391,584 shares (cost $88,836,720)	82,210,459
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
8,714,521 shares (cost $183,773,506)	160,434,328
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
515,939 shares (cost $4,961,239)	5,314,177
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
10,627,597 shares (cost $111,173,371)	109,039,146
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
942,720 shares (cost $8,938,004)	9,615,744
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,912,849 shares (cost $351,943,453)	344,893,677
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
717,582 shares (cost $6,604,408)	6,953,367
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,473,581 shares (cost $24,928,161)	23,919,527
VIP Fund - Growth Portfolio - Initial Class (FGP)
8,902,234 shares (cost $273,560,492)	328,403,406
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2,440,963 shares (cost $87,544,618)	89,168,371
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,104,400 shares (cost $23,292,658)	22,040,628
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,161,097 shares (cost $26,798,734)	27,791,712
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,036,414 shares (cost $381,160,716)	394,783,184
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
861,579 shares (cost $23,204,079)	24,925,479
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
8,160,751 shares (cost $235,752,806)	233,234,275
VIP Fund - Overseas Portfolio - Initial Class (FOP)
3,642,699 shares (cost $61,828,885)	49,649,984
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,687,706 shares (cost $34,048,586)	22,952,799

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
179,287 shares (cost $3,271,614)	2,423,955
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,962,337 shares (cost $62,165,980)	53,055,689
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
653,127 shares (cost $5,053,769)	5,721,390
Franklin Income Securities Fund - Class 2 (FTVIS2)
9,156,651 shares (cost $141,371,798)	131,123,238
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
3,070,976 shares (cost $55,091,965)	60,344,677
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
9,654,783 shares (cost $105,037,828)	149,938,781
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,814,747 shares (cost $25,541,987)	26,346,032
Templeton Foreign Securities Fund - Class 2 (TIF2)
276,655 shares (cost $3,853,088)	3,474,789
Templeton Foreign Securities Fund - Class 3 (TIF3)
5,631,381 shares (cost $56,879,725)	70,448,575
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
5,880,818 shares (cost $104,635,776)	106,736,841
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2,854,064 shares (cost $20,990,736)	21,662,342
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
15,884,741 shares (cost $186,920,991)	171,396,355
Growth Portfolio - I Class Shares (AMTG)
686 shares (cost $13,652)	12,743
Partners Portfolio - I Class Shares (AMTP)
1,713 shares (cost $17,347)	17,117
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
348,105 shares (cost $4,482,462)	4,222,508
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,922,397 shares (cost $27,755,726)	27,586,399
Balanced Fund/VA - Non-Service Shares (OVMS)
3,617,945 shares (cost $55,205,385)	40,882,776
Core Bond Fund/VA - Non-Service Shares (OVB)
4,584,759 shares (cost $47,183,388)	36,127,903
Global Securities Fund/VA - Class 3 (OVGS3)
1,806,584 shares (cost $54,392,452)	49,952,054
Global Securities Fund/VA - Class 4 (OVGS4)
2,225,676 shares (cost $69,218,463)	60,671,921
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,728,523 shares (cost $92,099,671)	102,385,229
Global Securities Fund/VA - Service Class (OVGSS)
270,530 shares (cost $7,483,646)	7,361,121
High Income Fund/VA - Class 3 (OVHI3)
251,160 shares (cost $522,218)	482,228
High Income Fund/VA - Class 4 (OVHI4)
3,689,111 shares (cost $7,520,932)	7,156,876
High Income Fund/VA - Non-Service Shares (OVHI)
12,261 shares (cost $69,851)	23,297
High Income Fund/VA - Service Class (OVHIS)
1,307,095 shares (cost $8,662,794)	2,496,551
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
542,268 shares (cost $11,402,951)	11,230,377
Main Street Fund(R)/VA - Service Class (OVGIS)
10,537,899 shares (cost $194,984,863)	216,343,064
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
233,432 shares (cost $3,797,941)	4,008,031

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,940,377 shares (cost $35,148,147)	50,045,218
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
216,405 shares (cost $10,409,076)	10,184,010
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,900,149 shares (cost $21,867,061)	22,972,807
Low Duration Portfolio - Advisor Class (PMVLAD)
25,106,874 shares (cost $260,204,640)	260,609,351
Total Return Portfolio - Advisor Class (PMVTRD)
5,928,911 shares (cost $66,306,841)	65,336,598
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
167,311 shares (cost $3,033,729)	2,559,864
Putnam VT International Equity Fund - IB Shares (PVTIGB)
38,643 shares (cost $593,082)	366,721
Putnam VT Voyager Fund - IB Shares (PVTVB)
91,764 shares (cost $3,232,600)	2,914,429
V.I. Basic Value Fund - Series II (AVBV2)
676 shares (cost $3,980)	4,112
V.I. Capital Appreciation Fund - Series II (AVCA2)
271,107 shares (cost $6,912,105)	5,709,523
V.I. Capital Development Fund - Series II (AVCD2)
1,889,820 shares (cost $20,596,043)	22,791,233
Diversified Stock Fund Class A Shares (VYDS)
38,452 shares (cost $293,759)	347,991
Health Sciences Portfolio - II (TRHS2)
1,689,476 shares (cost $27,621,382)	27,116,090
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
497,909 shares (cost $5,681,366)	5,830,510
VIP Trust - Global Bond Fund: Initial Class (VWBF)
975,273 shares (cost $11,182,303)	11,420,452
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,096,565 shares (cost $11,483,975)	11,393,305
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,424,002 shares (cost $19,025,489)	14,809,621
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,770,673 shares (cost $58,722,347)	54,501,323
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
816,191 shares (cost $22,182,022)	25,097,875
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
10,291,151 shares (cost $97,927,607)	93,728,714
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
194,222 shares (cost $1,009,956)	1,006,691
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
923,913 shares (cost $4,737,150)	4,676,387
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2,670,688 shares (cost $14,362,539)	13,606,619
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
314,198 shares (cost $1,643,296)	1,631,286
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,668 shares (cost $29,259)	35,638
Advantage VT Opportunity Fund - Class 2 (SVOF)
14,215 shares (cost $201,005)	247,060
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,016,178 shares (cost $29,459,811)	30,844,249
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
998 shares (cost $8,179)	8,303
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
27,853 shares (cost $288,682)	293,569

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2,270 shares (cost $43,073)	51,028

Total Investments	$29,793,995,282

Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	4,639
Other Accounts Payable	(96,489)

$29,793,903,432

Contract Owners’ Equity:
Accumulation units	29,785,542,132
Contracts in payout (annuitization) period (note 1f)	8,361,300

Total Contract Owners’ Equity (note 5)	$29,793,903,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	Total	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CHSMM	DSIF
Investment Activity:
Reinvested dividends	$517,674,856	-	91,887	132,348	24,224	2,940,780	1,268	4,147,676
Mortality and expense risk charges (note 2)	(448,629,078)	(5,149)	(139,269)	(17,183)	(15,802)	(1,760,985)	(121,797)	(3,065,446)

Net investment income (loss)	69,045,778	(5,149)	(47,382)	115,165	8,422	1,179,795	(120,529)	1,082,230
Realized gain (loss) on investments	(726,415)	(109,103)	107,972	(14,852)	5,208	749,851	-	9,814,474
Change in unrealized gain (loss) on investments	(953,196,565)	66,458	(602,435)	(38,230)	34,133	(11,963,314)	1	(10,918,941)

Net gain (loss) on investments	(953,922,980)	(42,645)	(494,463)	(53,082)	39,341	(11,213,463)	1	(1,104,467)

Reinvested capital gains	85,173,364	-	-	-	28,110	3,122,639	-	1,562,507

Net increase (decrease) in contract owners’ equity resulting from operations	$(799,703,838)	(47,794)	(541,845)	62,083	75,873	(6,911,029)	(120,528)	1,540,270

	DSIFS	DSRG	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2
Investment Activity:
Reinvested dividends	$1,791,091	390,053	74,345	3,216	81,851	272,842	297,209	-
Mortality and expense risk charges (note 2)	(1,661,213)	(566,478)	(40,989)	(92,729)	(80,363)	(163,593)	(1,788,049)	(173,645)

Net investment income (loss)	129,878	(176,425)	33,356	(89,513)	1,488	109,249	(1,490,840)	(173,645)
Realized gain (loss) on investments	(515,046)	1,091,291	2,752	(8,647)	821,086	191,639	(2,104,706)	2,046,500
Change in unrealized gain (loss) on investments	(50,354)	(981,875)	(532,366)	(86,148)	(774,058)	(843,088)	(5,636,839)	(3,189,059)

Net gain (loss) on investments	(565,400)	109,416	(529,614)	(94,795)	47,028	(651,449)	(7,741,545)	(1,142,559)

Reinvested capital gains	731,611	-	-	-	-	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$296,089	(67,009)	(496,258)	(184,308)	48,516	24,108	(9,232,385)	(1,316,204)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	JAGTS	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2
Investment Activity:
Reinvested dividends	$-	468,933	28,081	27,532	4,010,336	375,302	60,574	759,703
Mortality and expense risk charges (note 2)	(26,666)	(1,817,057)	(100,420)	(172,928)	(5,464,287)	(493,913)	(22,761)	(356,502)

Net investment income (loss)	(26,666)	(1,348,124)	(72,339)	(145,396)	(1,453,951)	(118,611)	37,813	403,201
Realized gain (loss) on investments	108,743	(4,635,315)	697,687	520,546	12,847,215	346,428	(403)	(12,527)
Change in unrealized gain (loss) on investments	(275,263)	(42,385,904)	(3,494,518)	(460,050)	(17,119,075)	(1,804,417)	30,757	422,448

Net gain (loss) on investments	(166,520)	(47,021,219)	(2,796,831)	60,496	(4,271,860)	(1,457,989)	30,354	409,921

Reinvested capital gains	-	1,249,495	73,862	-	1,274,247	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(193,186)	(47,119,848)	(2,795,308)	(84,900)	(4,451,564)	(1,576,600)	68,167	813,122

	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	VFMG2	NVAMV1	NVAMV2
Investment Activity:
Reinvested dividends	$131,841	36,776	163	326	37	61,029	909,815	2,308,995
Mortality and expense risk charges (note 2)	(49,941)	(15,073)	(43)	(572)	(89)	(54,339)	(763,053)	(2,404,806)

Net investment income (loss)	81,900	21,703	120	(246)	(52)	6,690	146,762	(95,811)
Realized gain (loss) on investments	(17,129)	(5,537)	(932)	16,620	1,852	(70,855)	263,334	1,161,400
Change in unrealized gain (loss) on investments	100,551	26,669	-	(13,932)	(1,461)	(196,359)	(891,778)	(3,017,896)

Net gain (loss) on investments	83,422	21,132	(932)	2,688	391	(267,214)	(628,444)	(1,856,496)

Reinvested capital gains	41,069	11,623	-	-	-	-	137,253	380,763

Net increase (decrease) in contract owners’ equity resulting from operations	$206,391	54,458	(812)	2,442	339	(260,524)	(344,429)	(1,571,544)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Investment Activity:
Reinvested dividends	$31,452,254	19,670,044	1,076,657	530,274	7,984,832	655,182	6,963,511	2,572
Mortality and expense risk charges (note 2)	(40,200,382)	(15,761,877)	(1,798,738)	(3,148,314)	(14,790,005)	(119,739)	(1,332,719)	(5,359)

Net investment income (loss)	(8,748,128)	3,908,167	(722,081)	(2,618,040)	(6,805,173)	535,443	5,630,792	(2,787)
Realized gain (loss) on investments	179,686	(1,256,608)	(1,933,212)	(4,169,992)	(3,749,693)	(418,585)	3,775,393	(39,549)
Change in unrealized gain (loss) on investments	(16,676,602)	33,880,415	(9,782,123)	(5,714,866)	(23,884,988)	72,641	(7,065,820)	(57,044)

Net gain (loss) on investments	(16,496,916)	32,623,807	(11,715,335)	(9,884,858)	(27,634,681)	(345,944)	(3,290,427)	(96,593)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,245,044)	36,531,974	(12,437,416)	(12,502,898)	(34,439,854)	189,499	2,340,365	(99,380)

	GEM2	GEM3	GEM6	GIG	GIG3	NVIE6	NVNMO1	NVNMO2
Investment Activity:
Reinvested dividends	$7,409	212,076	250,991	520	368,930	277,424	499,109	132,866
Mortality and expense risk charges (note 2)	(24,429)	(415,597)	(839,119)	(508)	(396,126)	(369,558)	(1,178,412)	(392,571)

Net investment income (loss)	(17,020)	(203,521)	(588,128)	12	(27,196)	(92,134)	(679,303)	(259,705)
Realized gain (loss) on investments	(27,864)	(7,675,076)	(9,626,946)	1,071	(367,298)	940,738	1,984,473	(94,216)
Change in unrealized gain (loss) on investments	(377,713)	(1,496)	(3,988,277)	(5,750)	(2,872,659)	(3,620,754)	(13,163,847)	(3,503,958)

Net gain (loss) on investments	(405,577)	(7,676,572)	(13,615,223)	(4,679)	(3,239,957)	(2,680,016)	(11,179,374)	(3,598,174)

Reinvested capital gains	-	-	-	-	-	-	677,844	204,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(422,597)	(7,880,093)	(14,203,351)	(4,667)	(3,267,153)	(2,772,150)	(11,180,833)	(3,653,133)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Investment Activity:
Reinvested dividends	$15,237	1,153,618	475,250	26,995,036	38,020,999	11,943,658	37,752,527	8,825,852
Mortality and expense risk charges (note 2)	(28,694)	(3,263,748)	(402,482)	(18,312,191)	(26,436,800)	(7,247,183)	(24,769,718)	(6,090,478)

Net investment income (loss)	(13,457)	(2,110,130)	72,768	8,682,845	11,584,199	4,696,475	12,982,809	2,735,374
Realized gain (loss) on investments	371,873	2,257,917	1,378,893	11,907	(157,807)	4,943,425	(334,802)	(339,662)
Change in unrealized gain (loss) on investments	(540,513)	(6,887,748)	(3,956,192)	(52,411,470)	(121,757,876)	(14,006,408)	(95,093,111)	(29,035,553)

Net gain (loss) on investments	(168,640)	(4,629,831)	(2,577,299)	(52,399,563)	(121,915,683)	(9,062,983)	(95,427,913)	(29,375,215)

Reinvested capital gains	-	-	355,769	7,339,091	10,895,379	2,688,951	11,062,859	3,343,151

Net increase (decrease) in contract owners’ equity resulting from operations	$(182,097)	(6,739,961)	(2,148,762)	(36,377,627)	(99,436,105)	(1,677,557)	(71,382,245)	(23,296,690)

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	CAF
Investment Activity:
Reinvested dividends	$12,216,571	75,163	3,824,745	865,578	1,548,132	1,587,845	12,702,778	201,749
Mortality and expense risk charges (note 2)	(7,308,585)	(30,866)	(2,568,332)	(545,612)	(1,786,256)	(3,147,247)	(6,961,166)	(461,534)

Net investment income (loss)	4,907,986	44,297	1,256,413	319,966	(238,124)	(1,559,402)	5,741,612	(259,785)
Realized gain (loss) on investments	567,042	22,771	2,344,806	351,008	(5,175,956)	(11,738,465)	2,212,745	2,398,610
Change in unrealized gain (loss) on investments	(17,845,617)	40,974	2,615,526	752,471	4,619,978	12,680,009	14,767,389	(2,806,152)

Net gain (loss) on investments	(17,278,575)	63,745	4,960,332	1,103,479	(555,978)	941,544	16,980,134	(407,542)

Reinvested capital gains	2,968,535	-	-	36,533	-	-	1,336,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,402,054)	108,042	6,216,745	1,459,978	(794,102)	(617,858)	24,058,253	(667,327)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Investment Activity:
Reinvested dividends	$59,011	496,427	5,573,086	8,157,953	14,031,068	10,365,705	51,852,281	28,191,360
Mortality and expense risk charges (note 2)	(39,537)	(285,690)	(5,682,943)	(5,803,488)	(10,205,122)	(6,644,720)	(40,375,591)	(23,438,517)

Net investment income (loss)	19,474	210,737	(109,857)	2,354,465	3,825,946	3,720,985	11,476,690	4,752,843
Realized gain (loss) on investments	(16,121)	(495,803)	(16,491,307)	227,017	1,661,708	(261,080)	280,095	(20,510,261)
Change in unrealized gain (loss) on investments	139,364	(2,856,612)	310,490	(6,890,276)	(29,486,529)	1,117,885	(51,379,389)	(33,685,157)

Net gain (loss) on investments	123,243	(3,352,415)	(16,180,817)	(6,663,259)	(27,824,821)	856,805	(51,099,294)	(54,195,418)

Reinvested capital gains	-	-	-	513,222	677,210	1,557,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$142,717	(3,141,678)	(16,290,674)	(3,795,572)	(23,321,665)	6,135,684	(39,622,604)	(49,442,575)

	GVDMC	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6
Investment Activity:
Reinvested dividends	$16,806,515	797,087	375	512,719	1,971,158	10,692	121,841	1,020,426
Mortality and expense risk charges (note 2)	(12,339,572)	(1,491,859)	(9,036,899)	(536,068)	(3,184,076)	(11,307)	(91,023)	(886,984)

Net investment income (loss)	4,466,943	(694,772)	(9,036,524)	(23,349)	(1,212,918)	(615)	30,818	133,442
Realized gain (loss) on investments	(461,714)	560,765	-	1,571,686	100,072	(94,325)	(1,392,741)	(674,146)
Change in unrealized gain (loss) on investments	(1,357,344)	(5,226,560)	-	(5,658,845)	(17,722,290)	(31,310)	204,658	(9,471,630)

Net gain (loss) on investments	(1,819,058)	(4,665,795)	-	(4,087,159)	(17,622,218)	(125,635)	(1,188,083)	(10,145,776)

Reinvested capital gains	-	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,647,885	(3,812,402)	(9,036,524)	(4,110,508)	(18,835,136)	(126,250)	(1,157,265)	(10,012,334)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Investment Activity:
Reinvested dividends	$743	-	40,424	378,535	-	-	2,334,631	-
Mortality and expense risk charges (note 2)	(146,431)	(2,067,406)	(48,632)	(681,124)	(2,612,586)	(2,292,662)	(4,308,289)	(99,998)

Net investment income (loss)	(145,688)	(2,067,406)	(8,208)	(302,589)	(2,612,586)	(2,292,662)	(1,973,658)	(99,998)
Realized gain (loss) on investments	207,305	6,719,593	(14,831)	878,622	9,549,350	11,160,853	10,282,591	(270,602)
Change in unrealized gain (loss) on investments	(483,600)	(9,689,783)	(368,941)	(5,366,484)	(17,266,389)	(15,004,422)	(18,252,957)	(77,181)

Net gain (loss) on investments	(276,295)	(2,970,190)	(383,772)	(4,487,862)	(7,717,039)	(3,843,569)	(7,970,366)	(347,783)

Reinvested capital gains	-	-	118,443	1,486,602	-	-	1,158,382	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(421,983)	(5,037,596)	(273,537)	(3,303,849)	(10,329,625)	(6,136,231)	(8,785,642)	(447,781)

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1
Investment Activity:
Reinvested dividends	$-	158,169	73,889	435,578	210,616	5,766,416	1,184,151	2,525,686
Mortality and expense risk charges (note 2)	(316,989)	(475,175)	(357,190)	(1,085,348)	(655,698)	(2,081,899)	(1,221,290)	(5,028,831)

Net investment income (loss)	(316,989)	(317,006)	(283,301)	(649,770)	(445,082)	3,684,517	(37,139)	(2,503,145)
Realized gain (loss) on investments	443,448	(1,262,311)	118,953	(4,175,167)	(2,066,677)	(2,191,747)	391,112	1,149,225
Change in unrealized gain (loss) on investments	(1,902,744)	(636,292)	(1,454,048)	(666,964)	(480,843)	3,235,626	(603,266)	(11,481,323)

Net gain (loss) on investments	(1,459,296)	(1,898,603)	(1,335,095)	(4,842,131)	(2,547,520)	1,043,879	(212,154)	(10,332,098)

Reinvested capital gains	-	-	-	-	-	-	-	1,308,144

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,776,285)	(2,215,609)	(1,618,396)	(5,491,901)	(2,992,602)	4,728,396	(249,293)	(11,527,099)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2	ALVBWB	ALVGIB	ALVSVB
Investment Activity:
Reinvested dividends	$1,100,160	6,576,956	1,444,570	598,435	421,267	-	80,088	121,358
Mortality and expense risk charges (note 2)	(4,143,912)	(3,939,889)	(2,071,572)	(917,258)	(1,028,125)	(91)	(107,216)	(773,063)

Net investment income (loss)	(3,043,752)	2,637,067	(627,002)	(318,823)	(606,858)	(91)	(27,128)	(651,705)
Realized gain (loss) on investments	847,802	1,372,048	(416,831)	3,918,498	5,332,786	(41)	(715,629)	2,932,486
Change in unrealized gain (loss) on investments	(7,963,767)	(34,380,208)	(3,344,505)	(734,046)	(2,016,752)	(2,004)	1,112,476	(6,741,553)

Net gain (loss) on investments	(7,115,965)	(33,008,160)	(3,761,336)	3,184,452	3,316,034	(2,045)	396,847	(3,809,067)

Reinvested capital gains	913,646	241,593	-	278,438	277,097	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,246,071)	(30,129,500)	(4,388,338)	3,144,067	2,986,273	(2,136)	369,719	(4,460,772)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVI4
Investment Activity:
Reinvested dividends	$668,673	-	224,790	65,884	9,109,023	331	3	8
Mortality and expense risk charges (note 2)	(473,513)	(1,388)	(191,748)	(72,832)	(3,462,666)	(303)	(3)	(1)

Net investment income (loss)	195,160	(1,388)	33,042	(6,948)	5,646,357	28	-	7
Realized gain (loss) on investments	389,961	11,646	(167,564)	(304,559)	3,142,131	5,683	22	32
Change in unrealized gain (loss) on investments	807,535	(17,607)	426,452	442,142	10,086,527	(8,320)	(52)	-

Net gain (loss) on investments	1,197,496	(5,961)	258,888	137,583	13,228,658	(2,637)	(30)	32

Reinvested capital gains	-	-	-	-	2,459,240	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,392,656	(7,349)	291,930	130,635	21,334,255	(2,609)	(30)	39

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	ACVMV1	ACVMV2	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS
Investment Activity:
Reinvested dividends	$94,416	750,694	-	-	450,827	491,105	696,830	4,868
Mortality and expense risk charges (note 2)	(92,059)	(978,021)	(108)	(91)	(1,165,935)	(402,238)	(880,475)	(20,861)

Net investment income (loss)	2,357	(227,327)	(108)	(91)	(715,108)	88,867	(183,645)	(15,993)
Realized gain (loss) on investments	694,698	1,018,745	1,824	598	(276,231)	288,259	(110,160)	(90,792)
Change in unrealized gain (loss) on investments	(1,063,646)	(3,155,494)	(1,393)	(1,119)	774,737	1,830,568	4,605,397	24,240

Net gain (loss) on investments	(368,948)	(2,136,749)	431	(521)	498,506	2,118,827	4,495,237	(66,552)

Reinvested capital gains	185,964	1,585,878	-	-	180,331	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,627)	(778,198)	323	(612)	(36,271)	2,207,694	4,311,592	(82,545)

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Investment Activity:
Reinvested dividends	$179,574	9,770	629,530	2,415,308	8,529,868	74,999	3,704,346	2,967,493
Mortality and expense risk charges (note 2)	(192,187)	(28,688)	(158,680)	(735,071)	(4,777,737)	(180,500)	(768,333)	(2,129,315)

Net investment income (loss)	(12,613)	(18,918)	470,850	1,680,237	3,752,131	(105,501)	2,936,013	838,178
Realized gain (loss) on investments	559,642	24,275	19,409	294,248	(6,158,939)	(1,200,981)	(1,128,421)	565,756
Change in unrealized gain (loss) on investments	(1,079,186)	(145,242)	(366,671)	(1,729,168)	1,793,459	183,667	(236,192)	(7,785,316)

Net gain (loss) on investments	(519,544)	(120,967)	(347,262)	(1,434,920)	(4,365,480)	(1,017,314)	(1,364,613)	(7,219,560)

Reinvested capital gains	-	-	-	-	-	-	-	726,738

Net increase (decrease) in contract owners’ equity resulting from operations	$(532,157)	(139,885)	123,588	245,317	(613,349)	(1,122,815)	1,571,400	(5,654,644)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Investment Activity:
Reinvested dividends	$773,583	3,789,181	108,155	2,077,151	203,899	6,888,365	143,539	464,292
Mortality and expense risk charges (note 2)	(1,441,734)	(2,445,837)	(73,444)	(1,583,896)	(129,107)	(4,380,454)	(91,587)	(414,989)

Net investment income (loss)	(668,151)	1,343,344	34,711	493,255	74,792	2,507,911	51,952	49,303
Realized gain (loss) on investments	(4,616,316)	(3,815,369)	(47,935)	(473,981)	(132,434)	(249,131)	(223,095)	(818,657)
Change in unrealized gain (loss) on investments	(2,120,730)	1,567,029	(112,430)	(2,752,125)	(219,877)	(13,474,393)	(144,597)	(526,674)

Net gain (loss) on investments	(6,737,046)	(2,248,340)	(160,365)	(3,226,106)	(352,311)	(13,723,524)	(367,692)	(1,345,331)

Reinvested capital gains	-	-	27,771	562,206	36,905	1,318,347	21,006	72,546

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,405,197)	(904,996)	(97,883)	(2,170,645)	(240,614)	(9,897,266)	(294,734)	(1,223,482)

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Investment Activity:
Reinvested dividends	$1,283,547	119,748	1,526,879	873,056	12,030,389	41,644	56,827	827,558
Mortality and expense risk charges (note 2)	(4,818,674)	(1,248,259)	(300,061)	(362,057)	(7,209,990)	(418,445)	(3,967,911)	(829,224)

Net investment income (loss)	(3,535,127)	(1,128,511)	1,226,818	510,999	4,820,399	(376,801)	(3,911,084)	(1,666)
Realized gain (loss) on investments	(1,173,028)	(2,380,823)	2,517,280	336,073	4,890,312	107,758	(746,414)	1,333,032
Change in unrealized gain (loss) on investments	971,173	499,281	(3,050,392)	(68,689)	1,164,428	(3,524,647)	(26,848,523)	(12,839,256)

Net gain (loss) on investments	(201,855)	(1,881,542)	(533,112)	267,384	6,054,740	(3,416,889)	(27,594,937)	(11,506,224)

Reinvested capital gains	1,253,598	269,866	-	748,306	11,376,584	47,717	446,500	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,483,384)	(2,740,187)	693,706	1,526,689	22,251,723	(3,745,973)	(31,059,521)	(11,384,200)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Investment Activity:
Reinvested dividends	$384,887	33,253	748,910	57,160	7,647,523	1,020,398	1,000,300	319,479
Mortality and expense risk charges (note 2)	(388,805)	(44,645)	(899,139)	(92,789)	(2,011,920)	(1,053,132)	(2,443,878)	(490,308)

Net investment income (loss)	(3,918)	(11,392)	(150,229)	(35,629)	5,635,603	(32,734)	(1,443,578)	(170,829)
Realized gain (loss) on investments	(626,677)	36,814	(4,155,340)	687,635	(2,972,293)	1,514,217	12,258,988	(2,498,885)
Change in unrealized gain (loss) on investments	(4,791,201)	(573,548)	(6,494,327)	(1,295,073)	(1,686,046)	1,090,945	(16,606,531)	(3,115,486)

Net gain (loss) on investments	(5,417,878)	(536,734)	(10,649,667)	(607,438)	(4,658,339)	2,605,162	(4,347,543)	(5,614,371)

Reinvested capital gains	58,558	7,011	108,894	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,363,238)	(541,115)	(10,691,002)	(643,067)	977,264	2,572,428	(5,791,121)	(5,785,200)

	TIF2	TIF3	FTVGI3	FTVFA2	AMTB	AMTG	AMINS	AMTP
Investment Activity:
Reinvested dividends	$75,396	1,390,865	6,161,593	3,144	6,934,625	-	-	-
Mortality and expense risk charges (note 2)	(65,335)	(1,314,099)	(1,609,810)	(313,571)	(3,220,196)	(193)	(7)	(310)

Net investment income (loss)	10,061	76,766	4,551,783	(310,427)	3,714,429	(193)	(7)	(310)
Realized gain (loss) on investments	163,587	509,671	1,453,221	790,311	(6,287,137)	6,699	(522)	5,416
Change in unrealized gain (loss) on investments	(639,255)	(9,760,218)	(9,649,489)	(1,269,714)	(30,885)	(6,526)	-	(6,876)

Net gain (loss) on investments	(475,668)	(9,250,547)	(8,196,268)	(479,403)	(6,318,022)	173	(522)	(1,460)

Reinvested capital gains	-	-	717,904	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(465,607)	(9,173,781)	(2,926,581)	(789,830)	(2,603,593)	(20)	(529)	(1,770)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	AMFAS	AMSRS	OVMS	OVB	OVGS3	OVGS4	OVGS	OVGSS
Investment Activity:
Reinvested dividends	$-	102,480	1,071,579	2,306,240	785,280	719,744	1,599,793	101,414
Mortality and expense risk charges (note 2)	(82,712)	(465,939)	(602,963)	(514,280)	(790,564)	(1,008,770)	(1,628,226)	(130,380)

Net investment income (loss)	(82,712)	(363,459)	468,616	1,791,960	(5,284)	(289,026)	(28,433)	(28,966)
Realized gain (loss) on investments	728,680	(832,132)	(1,167,336)	(3,308,468)	1,249,806	(593,653)	9,155,029	277,223
Change in unrealized gain (loss) on investments	(869,758)	(354,006)	540,337	4,069,721	(6,641,561)	(6,028,612)	(19,988,626)	(1,062,068)

Net gain (loss) on investments	(141,078)	(1,186,138)	(626,999)	761,253	(5,391,755)	(6,622,265)	(10,833,597)	(784,845)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(223,790)	(1,549,597)	(158,383)	2,553,213	(5,397,039)	(6,911,291)	(10,862,030)	(813,811)

	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS
Investment Activity:
Reinvested dividends	$55,010	704,722	4,492	293,961	102,716	1,343,375	23,704	176,710
Mortality and expense risk charges (note 2)	(7,497)	(117,862)	(443)	(45,690)	(156,367)	(3,924,742)	(53,942)	(728,564)

Net investment income (loss)	47,513	586,860	4,049	248,271	(53,651)	(2,581,367)	(30,238)	(551,854)
Realized gain (loss) on investments	10,667	596,792	(81,366)	(2,885,033)	140,383	(10,516,619)	582,351	2,622,797
Change in unrealized gain (loss) on investments	(79,705)	(1,488,525)	77,454	2,539,282	(263,162)	9,101,558	(782,465)	(3,413,977)

Net gain (loss) on investments	(69,038)	(891,733)	(3,912)	(345,751)	(122,779)	(1,415,061)	(200,114)	(791,180)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,525)	(304,873)	137	(97,480)	(176,430)	(3,996,428)	(230,352)	(1,343,034)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	OVAG	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB	PVTVB	AVBV2
Investment Activity:
Reinvested dividends	$-	393,937	3,809,114	563,384	40,781	18,554	-	26
Mortality and expense risk charges (note 2)	(148,752)	(305,517)	(3,938,182)	(318,331)	(48,324)	(7,601)	(59,022)	(89)

Net investment income (loss)	(148,752)	88,420	(129,068)	245,053	(7,543)	10,953	(59,022)	(63)
Realized gain (loss) on investments	(121,631)	610,773	485,376	(2,822)	(606,386)	(32,882)	379,283	672
Change in unrealized gain (loss) on investments	(102,654)	425,383	(2,419,505)	(970,242)	437,749	(67,628)	(1,159,581)	(531)

Net gain (loss) on investments	(224,285)	1,036,156	(1,934,129)	(973,064)	(168,637)	(100,510)	(780,298)	141

Reinvested capital gains	-	73,207	-	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(373,037)	1,197,783	(2,063,197)	107,906	(176,180)	(89,557)	(839,320)	78

	AVCA2	AVCD2	VYDS	TRHS2	VWBFR	VWBF	VWEMR	VWEM
Investment Activity:
Reinvested dividends	$-	-	2,954	-	476,762	957,059	212,512	219,010
Mortality and expense risk charges (note 2)	(112,786)	(425,704)	(6,026)	(205,865)	(78,185)	(158,028)	(224,425)	(264,560)

Net investment income (loss)	(112,786)	(425,704)	(3,072)	(205,865)	398,577	799,031	(11,913)	(45,550)
Realized gain (loss) on investments	(114,742)	(4,005,304)	(57,508)	191,366	(16,148)	(112,445)	1,458,164	(2,137,349)
Change in unrealized gain (loss) on investments	(401,054)	2,139,793	16,550	(811,736)	(133,246)	(151,075)	(6,253,902)	(3,557,569)

Net gain (loss) on investments	(515,796)	(1,865,511)	(40,958)	(620,370)	(149,394)	(263,520)	(4,795,738)	(5,694,918)

Reinvested capital gains	-	-	-	-	121,547	243,995	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(628,582)	(2,291,215)	(44,030)	(826,235)	370,730	779,506	(4,807,651)	(5,740,468)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	VWHAR	VWHA	WRASP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Investment Activity:
Reinvested dividends	$627,033	380,837	934,560	402	10,772	60,038	2,610	-
Mortality and expense risk charges (note 2)	(869,340)	(413,264)	(1,434,858)	(1,449)	(6,770)	(30,436)	(2,812)	(468)

Net investment income (loss)	(242,307)	(32,427)	(500,298)	(1,047)	4,002	29,602	(202)	(468)
Realized gain (loss) on investments	(358,911)	2,234,334	1,577,566	(10,031)	(2,911)	(26,852)	(9,500)	2,076
Change in unrealized gain (loss) on investments	(12,271,602)	(8,124,985)	(10,208,797)	(3,265)	(63,776)	(755,920)	(12,010)	(1,575)

Net gain (loss) on investments	(12,630,513)	(5,890,651)	(8,631,231)	(13,296)	(66,687)	(782,772)	(21,510)	501

Reinvested capital gains	674,581	407,783	-	652	15,295	107,545	3,950	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,198,239)	(5,515,295)	(9,131,529)	(13,691)	(47,390)	(645,625)	(17,762)	33

	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	NVAGF3	CSIEF3	GEF3
Investment Activity:
Reinvested dividends	$410	-	62	7,564	-	127,351	46,174	14,096
Mortality and expense risk charges (note 2)	(3,824)	(423,134)	(100)	(3,526)	(966)	(15,327)	(17,550)	(15,155)

Net investment income (loss)	(3,414)	(423,134)	(38)	4,038	(966)	112,024	28,624	(1,059)
Realized gain (loss) on investments	26,894	1,060,262	(493)	224	1,091	(313,065)	(41,389)	(425,178)
Change in unrealized gain (loss) on investments	(42,438)	(2,072,670)	(273)	3,548	(5,183)	100,870	(210,286)	385,062

Net gain (loss) on investments	(15,544)	(1,012,408)	(766)	3,772	(4,092)	(212,195)	(251,675)	(40,116)

Reinvested capital gains	-	-	-	11,330	541	173,773	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,958)	(1,435,542)	(804)	19,140	(4,517)	73,602	(223,051)	(41,175)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVGWL6	WSCP
Investment Activity:
Reinvested dividends	$16,351	170,599
Mortality and expense risk charges (note 2)	(19,013)	(350,634)

Net investment income (loss)	(2,662)	(180,035)
Realized gain (loss) on investments	154,220	2,404,597
Change in unrealized gain (loss) on investments	(229,888)	(4,313,690)

Net gain (loss) on investments	(75,668)	(1,909,093)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(78,330)	(2,089,128)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		ALMCS		AFGF		AFHY
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$69,045,778	(39,770,690)	(5,149)	(4,751)	(47,382)	(36,190)	115,165	114,359
Realized gain (loss) on investments	(726,415)	(411,632,210)	(109,103)	(52,335)	107,972	41,929	(14,852)	393,524
Change in unrealized gain (loss) on investments	(953,196,565)	2,832,478,785	66,458	128,460	(602,435)	1,696,018	(38,230)	(300,617)
Reinvested capital gains	85,173,364	116,160,217	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(799,703,838)	2,497,236,102	(47,794)	71,374	(541,845)	1,701,757	62,083	207,266

Equity transactions:
Purchase payments received from contract owners (note 3)	6,928,864,729	4,997,174,244	-	-	23,378	25,162	5,320	3,982
Transfers between funds	-	-	390	(1,329)	(68,084)	(248,274)	34,491	(71,163)
Redemptions (note 3)	(2,865,907,300)	(2,213,555,252)	(11,918)	(50,237)	(627,123)	(782,185)	(75,948)	(88,161)
Annuity benefits	(1,665,603)	(1,798,113)	-	-	(641)	(574)	(1,378)	(1,298)
Contract maintenance charges (note 2)	(112,337,217)	(64,398,005)	(5)	(5)	(3,784)	(4,025)	(626)	(732)
Contingent deferred sales charges (note 2)	(20,837,633)	(19,999,120)	-	-	(493)	(242)	-	-
Adjustments to maintain reserves	(36,260)	(413,602)	(10)	(1)	403	216	1,582	454

Net equity transactions	3,928,080,716	2,697,010,152	(11,543)	(51,572)	(676,344)	(1,009,922)	(36,559)	(156,918)

Net change in contract owners’ equity	3,128,376,878	5,194,246,254	(59,337)	19,802	(1,218,189)	691,835	25,524	50,348
Contract owners’ equity beginning of period	26,665,526,554	21,471,280,300	452,475	432,673	10,981,996	10,290,161	1,786,167	1,735,819

Contract owners’ equity end of period	$29,793,903,432	26,665,526,554	393,138	452,475	9,763,807	10,981,996	1,811,691	1,786,167

CHANGES IN UNITS:
Beginning units	2,109,588,057	1,768,312,525	34,119	38,321	142,179	156,482	37,078	41,033
Units purchased	978,929,071	980,997,336	11,920	192	323	372	90,954	106,319
Units redeemed	(570,758,649)	(639,721,804)	(13,392)	(4,394)	(9,014)	(14,675)	(90,728)	(110,274)

Ending units	2,517,758,479	2,109,588,057	32,647	34,119	133,488	142,179	37,304	37,078

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AFGC		MLVGA3		CHSMM		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,422	7,098	1,179,795	51,890	(120,529)	(142,892)	1,082,230	1,081,316
Realized gain (loss) on investments	5,208	8,620	749,851	248,062	-	-	9,814,474	6,057,062
Change in unrealized gain (loss) on investments	34,133	41,511	(11,963,314)	4,945,273	1	-	(10,918,941)	22,351,997
Reinvested capital gains	28,110	6,086	3,122,639	486,456	-	5,376	1,562,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,873	63,315	(6,911,029)	5,731,681	(120,528)	(137,516)	1,540,270	29,490,375

Equity transactions:
Purchase payments received from contract owners (note 3)	295	2,123	36,668,257	27,290,593	5,899,031	2,533,244	3,396,610	4,682,210
Transfers between funds	-	(75,000)	18,403,568	29,232,318	(2,113,449)	(4,086,369)	(6,861,391)	(5,629,042)
Redemptions (note 3)	(71,880)	(125,074)	(9,998,731)	(4,853,439)	(3,082,925)	(1,576,519)	(31,422,859)	(36,103,811)
Annuity benefits	(239)	(239)	-	-	(18,553)	(28,854)	(66,675)	(79,729)
Contract maintenance charges (note 2)	(759)	(834)	(7,709)	(3,714)	(601)	(909)	(140,380)	(158,962)
Contingent deferred sales charges (note 2)	-	-	(41,574)	(20,176)	-	-	(38,071)	(59,608)
Adjustments to maintain reserves	143	79	(388)	(3,333)	17	12	1,853	13,293

Net equity transactions	(72,440)	(198,945)	45,023,423	51,642,249	683,520	(3,159,395)	(35,130,913)	(37,335,649)

Net change in contract owners’ equity	3,433	(135,630)	38,112,394	57,373,930	562,992	(3,296,911)	(33,590,643)	(7,845,274)
Contract owners’ equity beginning of period	1,220,068	1,355,698	85,557,591	28,183,661	13,880,740	17,177,651	244,569,444	252,414,718

Contract owners’ equity end of period	$1,223,501	1,220,068	123,669,985	85,557,591	14,443,732	13,880,740	210,978,801	244,569,444

CHANGES IN UNITS:
Beginning units	36,578	42,499	6,572,107	2,338,768	1,300,472	1,588,787	8,556,559	10,005,487
Units purchased	9	65	5,150,285	5,247,675	1,237,541	445,069	389,033	443,657
Units redeemed	(2,130)	(5,986)	(1,706,075)	(1,014,336)	(1,146,787)	(733,384)	(1,602,388)	(1,892,585)

Ending units	34,457	36,578	10,016,317	6,572,107	1,391,226	1,300,472	7,343,204	8,556,559

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSIFS		DSRG		HVIE		HVSIT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$129,878	79,260	(176,425)	(191,862)	33,356	(228)	(89,513)	(445)
Realized gain (loss) on investments	(515,046)	(871,161)	1,091,291	(774,588)	2,752	(11)	(8,647)	(143)
Change in unrealized gain (loss) on investments	(50,354)	13,240,912	(981,875)	6,371,680	(532,366)	6,643	(86,148)	19,111
Reinvested capital gains	731,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	296,089	12,449,011	(67,009)	5,405,230	(496,258)	6,404	(184,308)	18,523

Equity transactions:
Purchase payments received from contract owners (note 3)	19,668,645	14,966,916	744,087	814,615	3,677,562	237,893	6,391,741	429,339
Transfers between funds	(1,130,490)	(1,227,796)	(416,395)	(804,704)	2,682,926	18,214	7,402,818	67,835
Redemptions (note 3)	(13,755,888)	(9,195,424)	(6,194,893)	(5,385,669)	(78,605)	-	(231,292)	(93)
Annuity benefits	(37,700)	(38,333)	(2,620)	(2,372)	-	-	-	-
Contract maintenance charges (note 2)	(174,722)	(82,378)	(38,053)	(42,148)	(5,005)	-	(12,964)	(2)
Contingent deferred sales charges (note 2)	(94,351)	(107,672)	(5,122)	(10,435)	(88)	-	(4,839)	-
Adjustments to maintain reserves	(1,832)	(993)	(22)	1,697	(102)	2	(98)	(7)

Net equity transactions	4,473,662	4,314,320	(5,913,018)	(5,429,016)	6,276,688	256,109	13,545,366	497,072

Net change in contract owners’ equity	4,769,751	16,763,331	(5,980,027)	(23,786)	5,780,430	262,513	13,361,058	515,595
Contract owners’ equity beginning of period	109,245,768	92,482,437	45,094,184	45,117,970	262,513	-	515,595	-

Contract owners’ equity end of period	$114,015,519	109,245,768	39,114,157	45,094,184	6,042,943	262,513	13,876,653	515,595

CHANGES IN UNITS:
Beginning units	7,353,016	7,000,385	1,858,295	2,105,786	25,460	-	45,685	-
Units purchased	2,908,956	2,133,320	71,852	49,938	674,086	25,794	1,424,829	45,699
Units redeemed	(2,538,242)	(1,780,689)	(310,884)	(297,429)	(26,784)	(334)	(209,253)	(14)

Ending units	7,723,730	7,353,016	1,619,263	1,858,295	672,762	25,460	1,261,261	45,685

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JPMMV1		JABS		JACAS		JAGTS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,488	(8,243)	109,249	146,970	(1,490,840)	(1,478,438)	(173,645)	(81,967)
Realized gain (loss) on investments	821,086	382,519	191,639	287,704	(2,104,706)	563,537	2,046,500	233,178
Change in unrealized gain (loss) on investments	(774,058)	841,739	(843,088)	415,208	(5,636,839)	7,307,648	(3,189,059)	1,355,173
Reinvested capital gains	-	-	566,308	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,516	1,216,015	24,108	849,882	(9,232,385)	6,392,747	(1,316,204)	1,506,384

Equity transactions:
Purchase payments received from contract owners (note 3)	43,629	44,798	101,300	208,800	19,549,331	24,392,579	2,624,036	1,091,499
Transfers between funds	573,079	11,044	26,667	182,789	(15,615,474)	(326,944)	926,695	3,301,854
Redemptions (note 3)	(1,457,349)	(693,178)	(2,267,313)	(1,869,065)	(10,902,517)	(11,213,552)	(1,766,216)	(586,665)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,558)	(2,630)	(990)	(1,091)	(342,751)	(179,548)	(2,855)	(2,406)
Contingent deferred sales charges (note 2)	(1,168)	(595)	(3,097)	(8,647)	(79,193)	(85,264)	(4,444)	(2,548)
Adjustments to maintain reserves	(52)	599	(251)	213	(1,561)	(7,788)	(509)	(191)

Net equity transactions	(844,419)	(639,962)	(2,143,684)	(1,487,001)	(7,392,165)	12,579,483	1,776,707	3,801,543

Net change in contract owners’ equity	(795,903)	576,053	(2,119,576)	(637,119)	(16,624,550)	18,972,230	460,503	5,307,927
Contract owners’ equity beginning of period	6,650,267	6,074,214	12,961,037	13,598,156	127,862,332	108,890,102	10,472,391	5,164,464

Contract owners’ equity end of period	$5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332	10,932,894	10,472,391

CHANGES IN UNITS:
Beginning units	463,358	515,602	781,885	876,368	8,528,417	7,958,375	765,556	417,666
Units purchased	108,536	69,951	144,938	196,612	2,494,702	3,163,870	1,121,150	598,210
Units redeemed	(167,405)	(122,195)	(271,105)	(291,095)	(2,865,940)	(2,593,828)	(964,763)	(250,320)

Ending units	404,489	463,358	655,718	781,885	8,157,179	8,528,417	921,943	765,556

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAGTS		JAIGS2		JAIGS		MIGSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(26,666)	(29,251)	(1,348,124)	(1,634,785)	(72,339)	(77,451)	(145,396)	(162,818)
Realized gain (loss) on investments	108,743	164,380	(4,635,315)	(23,243,130)	697,687	1,087,912	520,546	196,227
Change in unrealized gain (loss) on investments	(275,263)	299,684	(42,385,904)	56,759,658	(3,494,518)	860,732	(460,050)	1,109,650
Reinvested capital gains	-	-	1,249,495	-	73,862	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(193,186)	434,813	(47,119,848)	31,881,743	(2,795,308)	1,871,193	(84,900)	1,143,059

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,127,376	10,998,350	-	(10)	84,705	159,901
Transfers between funds	(47,704)	(65,143)	(28,839,426)	(54,480,174)	(332,117)	(261,775)	(386,434)	(866,921)
Redemptions (note 3)	(211,711)	(526,666)	(15,391,266)	(17,021,268)	(1,015,321)	(1,848,999)	(2,227,412)	(1,754,225)
Annuity benefits	(461)	(407)	(13,264)	(10,542)	-	-	-	-
Contract maintenance charges (note 2)	(1,735)	(1,977)	(25,707)	(163,405)	(3,907)	(4,943)	(1,166)	(1,258)
Contingent deferred sales charges (note 2)	(121)	(344)	(69,170)	(138,130)	(724)	(2,519)	(10,543)	(16,968)
Adjustments to maintain reserves	(695)	(14)	5,919	1,825	(121)	(46)	(442)	(207)

Net equity transactions	(262,427)	(594,551)	(35,205,538)	(60,813,344)	(1,352,190)	(2,118,292)	(2,541,292)	(2,479,678)

Net change in contract owners’ equity	(455,613)	(159,738)	(82,325,386)	(28,931,601)	(4,147,498)	(247,099)	(2,626,192)	(1,336,619)
Contract owners’ equity beginning of period	2,211,439	2,371,177	165,505,647	194,437,248	9,286,940	9,534,039	12,090,332	13,426,951

Contract owners’ equity end of period	$1,755,826	2,211,439	83,180,261	165,505,647	5,139,442	9,286,940	9,464,140	12,090,332

CHANGES IN UNITS:
Beginning units	429,603	566,071	5,924,822	8,647,430	470,786	602,788	809,425	996,255
Units purchased	-	-	1,029,521	2,310,524	4,058	6,413	112,082	84,921
Units redeemed	(51,111)	(136,468)	(2,500,942)	(5,033,132)	(83,693)	(138,415)	(283,206)	(271,751)

Ending units	378,492	429,603	4,453,401	5,924,822	391,151	470,786	638,301	809,425

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVFSC		MVIVSC		MSVFI		MSVF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,453,951)	(1,470,991)	(118,611)	(59,679)	37,813	92,507	403,201	845,402
Realized gain (loss) on investments	12,847,215	(1,638,522)	346,428	11,359	(403)	(79,391)	(12,527)	(125,112)
Change in unrealized gain (loss) on investments	(17,119,075)	32,748,631	(1,804,417)	1,036,966	30,757	101,893	422,448	507,809
Reinvested capital gains	1,274,247	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,451,564)	29,639,118	(1,576,600)	988,646	68,167	115,009	813,122	1,228,099

Equity transactions:
Purchase payments received from contract owners (note 3)	33,239,620	29,890,254	24,913,927	7,924,615	24,813	33,644	224,748	476,070
Transfers between funds	(13,983,358)	(31,204,677)	12,845,954	6,267,926	17,119	(58,424)	(1,258,799)	(933,517)
Redemptions (note 3)	(36,189,614)	(26,173,318)	(1,063,394)	(138,260)	(497,769)	(177,304)	(2,787,979)	(2,271,970)
Annuity benefits	(6,096)	(4,971)	-	-	-	-	(7,537)	(7,023)
Contract maintenance charges (note 2)	(1,136,632)	(1,195,715)	(133,248)	(5,135)	(542)	(564)	(22,307)	(23,660)
Contingent deferred sales charges (note 2)	(283,580)	(350,202)	(9,665)	(865)	(881)	(311)	(10,959)	(31,566)
Adjustments to maintain reserves	(695)	5,360	(703)	(2,123)	(59)	(77)	(448)	201

Net equity transactions	(18,360,355)	(29,033,269)	36,552,871	14,046,158	(457,319)	(203,036)	(3,863,281)	(2,791,465)

Net change in contract owners’ equity	(22,811,919)	605,849	34,976,271	15,034,804	(389,152)	(88,027)	(3,050,159)	(1,563,366)
Contract owners’ equity beginning of period	340,015,538	339,409,689	15,034,804	-	1,981,504	2,069,531	22,942,651	24,506,017

Contract owners’ equity end of period	$317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

CHANGES IN UNITS:
Beginning units	20,429,012	22,272,897	1,400,680	-	180,620	199,374	2,060,566	2,319,135
Units purchased	4,814,723	7,522,139	4,208,756	1,486,644	44,314	31,877	177,271	221,242
Units redeemed	(5,779,654)	(9,366,024)	(790,731)	(85,964)	(85,718)	(50,631)	(517,903)	(479,811)

Ending units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSEM		MSEMB		VKVGR2		MSVRE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$81,900	119,017	21,703	34,198	120	-	(246)	200
Realized gain (loss) on investments	(17,129)	(27,641)	(5,537)	5,959	(932)	-	16,620	3,911
Change in unrealized gain (loss) on investments	100,551	252,089	26,669	63,280	-	-	(13,932)	7,685
Reinvested capital gains	41,069	-	11,623	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	206,391	343,465	54,458	103,437	(812)	-	2,442	11,796

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(25)	-	-	-	-	(5,026)	(9,869)
Transfers between funds	(103,024)	(139,966)	(22,519)	(59,252)	923	-	(9,705)	9,430
Redemptions (note 3)	(524,425)	(627,810)	(145,671)	(258,404)	(111)	-	122	13,525
Annuity benefits	-	-	-	-	-	-	(10,076)	(5,153)
Contract maintenance charges (note 2)	(2,167)	(2,700)	(202)	(255)	-	-	-	-
Contingent deferred sales charges (note 2)	(425)	(170)	(31)	(1,061)	-	-	-	57
Adjustments to maintain reserves	(78)	(142)	(115)	(41)	-	-	(349)	(3,387)

Net equity transactions	(630,119)	(770,813)	(168,538)	(319,013)	812	-	(25,034)	4,603

Net change in contract owners’ equity	(423,728)	(427,348)	(114,080)	(215,576)	-	-	(22,592)	16,399
Contract owners’ equity beginning of period	4,003,378	4,430,726	1,129,707	1,345,283	-	-	57,671	41,272

Contract owners’ equity end of period	$3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

CHANGES IN UNITS:
Beginning units	172,642	206,910	56,191	72,537	-	-	312	-
Units purchased	-	-	3,278	3,830	592	-	-	660
Units redeemed	(26,452)	(34,268)	(11,544)	(20,176)	(592)	-	(312)	(348)

Ending units	146,190	172,642	47,925	56,191	-	-	-	312

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVREB		VFMG2		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(52)	74	6,690	(30,669)	146,762	48,393	(95,811)	14,578
Realized gain (loss) on investments	1,852	2,396	(70,855)	(110,405)	263,334	26,972	1,161,400	325,842
Change in unrealized gain (loss) on investments	(1,461)	211	(196,359)	494,316	(891,778)	1,045,072	(3,017,896)	3,426,235
Reinvested capital gains	-	-	-	-	137,253	136,535	380,763	410,638

Net increase (decrease) in contract owners’ equity resulting from operations	339	2,681	(260,524)	353,242	(344,429)	1,256,972	(1,571,544)	4,177,293

Equity transactions:
Purchase payments received from contract owners (note 3)	39,388	(563)	76,042	26,108	1,083,684	142,525	14,533,385	8,174,041
Transfers between funds	(39,388)	646	(61,810)	(250,360)	(4,593,749)	63,935,817	(8,210,128)	143,680,798
Redemptions (note 3)	-	(73)	(513,298)	(600,880)	(8,757,056)	(607,916)	(16,344,346)	(793,867)
Annuity benefits	(4,488)	(7,601)	-	-	(6,521)	-	(10,473)	-
Contract maintenance charges (note 2)	-	(11)	(1,595)	(1,677)	(26,400)	(1,550)	(373,450)	(51,957)
Contingent deferred sales charges (note 2)	-	-	(924)	(7,392)	(20,419)	(1,197)	(169,835)	(12,305)
Adjustments to maintain reserves	297	63	(27)	300	10,944	525	7,749	(30,804)

Net equity transactions	(4,191)	(7,539)	(501,612)	(833,901)	(12,309,517)	63,468,204	(10,567,098)	150,965,906

Net change in contract owners’ equity	(3,852)	(4,858)	(762,136)	(480,659)	(12,653,946)	64,725,176	(12,138,642)	155,143,199
Contract owners’ equity beginning of period	8,797	13,655	4,073,490	4,554,149	64,794,875	69,699	159,480,726	4,337,527

Contract owners’ equity end of period	$4,945	8,797	3,311,354	4,073,490	52,140,929	64,794,875	147,342,084	159,480,726

CHANGES IN UNITS:
Beginning units	27	27	334,971	407,960	4,645,835	5,595	11,529,269	349,190
Units purchased	3,393	2	57,319	8,258	190,825	4,737,018	2,206,410	11,482,377
Units redeemed	(3,393)	(2)	(98,551)	(81,247)	(1,073,039)	(96,778)	(2,978,337)	(302,298)

Ending units	27	27	293,739	334,971	3,763,621	4,645,835	10,757,342	11,529,269

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,748,128)	(5,135,295)	3,908,167	245,983	(722,081)	(732,820)	(2,618,040)	(2,208,220)
Realized gain (loss) on investments	179,686	(313,653)	(1,256,608)	(2,237,351)	(1,933,212)	(1,266,938)	(4,169,992)	(2,860,535)
Change in unrealized gain (loss) on investments	(16,676,602)	192,526,853	33,880,415	24,268,332	(9,782,123)	11,859,553	(5,714,866)	31,280,307
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,245,044)	187,077,905	36,531,974	22,276,964	(12,437,416)	9,859,795	(12,502,898)	26,211,552

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,701,603	712,887,949	285,562,009	225,685,723	26,636,675	22,090,984	39,921,287	32,202,433
Transfers between funds	(19,901,350)	41,057,714	(16,771,794)	32,314,699	1,437,876	42,501	2,035,175	2,290,735
Redemptions (note 3)	(89,968,002)	(62,031,108)	(45,389,095)	(27,849,860)	(10,836,924)	(8,075,407)	(17,512,597)	(10,854,285)
Annuity benefits	(2,813)	(2,624)	(8,783)	(433)	(6,220)	(3,275)	(4,604)	(4,490)
Contract maintenance charges (note 2)	(17,081,920)	(8,768,810)	(5,087,949)	(2,393,084)	(343,966)	(179,966)	(546,272)	(287,264)
Contingent deferred sales charges (note 2)	(1,586,944)	(1,150,427)	(834,019)	(527,216)	(100,775)	(65,682)	(146,169)	(117,620)
Adjustments to maintain reserves	11,723	(99,745)	8,251	(538)	246	(2,592)	(1,575)	(3,004)

Net equity transactions	894,172,297	681,892,949	217,478,620	227,229,291	16,786,912	13,806,563	23,745,245	23,226,505

Net change in contract owners’ equity	868,927,253	868,970,854	254,010,594	249,506,255	4,349,496	23,666,358	11,242,347	49,438,057
Contract owners’ equity beginning of period	2,134,450,386	1,265,479,532	770,625,661	521,119,406	112,182,446	88,516,088	191,823,320	142,385,263

Contract owners’ equity end of period	$3,003,377,639	2,134,450,386	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320

CHANGES IN UNITS:
Beginning units	211,427,824	138,502,206	71,841,137	50,794,802	10,053,778	8,693,755	19,445,092	16,804,221
Units purchased	108,345,137	86,762,477	34,301,944	30,066,490	4,450,308	3,579,513	7,194,972	6,191,345
Units redeemed	(20,894,626)	(13,836,859)	(14,570,903)	(9,020,155)	(2,806,314)	(2,219,490)	(4,714,678)	(3,550,474)

Ending units	298,878,335	211,427,824	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,805,173)	(5,608,656)	535,443	651,919	5,630,792	5,561,433	(2,787)	(6,448)
Realized gain (loss) on investments	(3,749,693)	(6,507,905)	(418,585)	(500,730)	3,775,393	6,533,437	(39,549)	2,167
Change in unrealized gain (loss) on investments	(23,884,988)	79,624,930	72,641	889,712	(7,065,820)	(4,262,834)	(57,044)	73,524
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,439,854)	67,508,369	189,499	1,040,901	2,340,365	7,832,036	(99,380)	69,243

Equity transactions:
Purchase payments received from contract owners (note 3)	294,865,946	226,129,891	88	321	8,068,539	6,045,233	-	-
Transfers between funds	(2,762,862)	29,689,031	(405,304)	(693,079)	1,732,584	18,998,335	(38,817)	(45,611)
Redemptions (note 3)	(36,401,236)	(22,926,591)	(1,796,036)	(1,611,951)	(10,518,180)	(7,998,866)	(45,592)	(136,754)
Annuity benefits	(1,723)	(2,415)	(277)	(282)	(9,871)	(9,410)	(641)	(632)
Contract maintenance charges (note 2)	(4,760,859)	(2,282,780)	(1,095)	(1,336)	(6,233)	(6,615)	(135)	(199)
Contingent deferred sales charges (note 2)	(758,413)	(475,706)	(6,939)	(12,396)	(55,427)	(62,432)	(3)	(46)
Adjustments to maintain reserves	(8,140)	(20,422)	(254)	(284)	(469)	(681)	(378)	(3,325)

Net equity transactions	250,172,713	230,111,008	(2,209,817)	(2,319,007)	(789,057)	16,965,564	(85,566)	(186,567)

Net change in contract owners’ equity	215,732,859	297,619,377	(2,020,318)	(1,278,106)	1,551,308	24,797,600	(184,946)	(117,324)
Contract owners’ equity beginning of period	789,567,721	491,948,344	8,859,327	10,137,433	95,650,898	70,853,298	482,314	599,638

Contract owners’ equity end of period	$1,005,300,580	789,567,721	6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314

CHANGES IN UNITS:
Beginning units	94,709,952	64,562,256	540,532	689,492	7,280,016	6,014,764	18,106	25,866
Units purchased	43,246,817	39,245,276	98,053	38,355	5,368,529	5,824,170	-	-
Units redeemed	(12,874,215)	(9,097,580)	(232,686)	(187,315)	(5,414,615)	(4,558,918)	(3,603)	(7,760)

Ending units	125,082,554	94,709,952	405,899	540,532	7,233,930	7,280,016	14,503	18,106

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM2		GEM3		GEM6		GIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,020)	(29,964)	(203,521)	(477,949)	(588,128)	(851,822)	12	(108)
Realized gain (loss) on investments	(27,864)	(13,047)	(7,675,076)	(5,692,588)	(9,626,946)	(6,484,858)	1,071	5,082
Change in unrealized gain (loss) on investments	(377,713)	288,441	(1,496)	11,188,499	(3,988,277)	14,671,480	(5,750)	(1,698)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(422,597)	245,430	(7,880,093)	5,017,962	(14,203,351)	7,334,800	(4,667)	3,276

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,215,053	1,461,643	8,115,744	7,570,683	-	-
Transfers between funds	(24,169)	(108,960)	(4,735,882)	(1,794,095)	(6,626,973)	(126,870)	-	-
Redemptions (note 3)	(268,987)	(310,106)	(5,376,932)	(5,054,735)	(6,914,453)	(5,896,439)	(3,192)	(23,067)
Annuity benefits	-	-	(5,571)	(5,693)	-	(7,212)	-	-
Contract maintenance charges (note 2)	(424)	(462)	(14,203)	(18,119)	(6,825)	(7,226)	(36)	(38)
Contingent deferred sales charges (note 2)	(206)	(2,779)	(13,866)	(17,724)	(54,086)	(61,093)	-	-
Adjustments to maintain reserves	(97)	(104)	442	2,192	(754)	1,291	(31)	(6)

Net equity transactions	(293,883)	(422,411)	(8,930,959)	(5,426,531)	(5,487,347)	1,473,134	(3,259)	(23,111)

Net change in contract owners’ equity	(716,480)	(176,981)	(16,811,052)	(408,569)	(19,690,698)	8,807,934	(7,926)	(19,835)
Contract owners’ equity beginning of period	1,988,828	2,165,809	40,283,729	40,692,298	63,579,406	54,771,472	43,672	63,507

Contract owners’ equity end of period	$1,272,348	1,988,828	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672

CHANGES IN UNITS:
Beginning units	52,785	66,147	1,413,626	1,637,414	2,890,791	2,858,691	3,675	6,007
Units purchased	6,775	5,095	164,028	309,359	832,414	1,029,748	-	-
Units redeemed	(15,443)	(18,457)	(502,603)	(533,147)	(1,124,728)	(997,648)	(289)	(2,332)

Ending units	44,117	52,785	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GIG3		NVIE6		NVNMO1		NVNMO2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(27,196)	(124,726)	(92,134)	(120,215)	(679,303)	(1,105,108)	(259,705)	(253,263)
Realized gain (loss) on investments	(367,298)	(3,948,851)	940,738	1,279,970	1,984,473	2,182,069	(94,216)	1,795,186
Change in unrealized gain (loss) on investments	(2,872,659)	7,497,128	(3,620,754)	1,475,501	(13,163,847)	3,233,777	(3,503,958)	(1,423,865)
Reinvested capital gains	-	-	-	-	677,844	8,019,402	204,746	1,483,066

Net increase (decrease) in contract owners’ equity resulting from operations	(3,267,153)	3,423,551	(2,772,150)	2,635,256	(11,180,833)	12,330,140	(3,653,133)	1,601,124

Equity transactions:
Purchase payments received from contract owners (note 3)	374,330	480,901	3,317,466	4,252,656	1,158,627	1,459,772	8,997,765	6,274,405
Transfers between funds	68,727	(1,422,899)	4,116,297	(997,220)	(2,704,805)	(5,528,129)	1,402,105	263,679
Redemptions (note 3)	(4,855,542)	(4,338,072)	(1,711,231)	(1,028,281)	(11,882,578)	(12,890,556)	(1,499,636)	(1,035,114)
Annuity benefits	(7,239)	(6,778)	-	-	(14,716)	(13,718)	-	-
Contract maintenance charges (note 2)	(12,937)	(15,052)	(72,967)	(26,941)	(45,683)	(53,392)	(85,748)	(26,781)
Contingent deferred sales charges (note 2)	(5,979)	(5,476)	(9,039)	(15,971)	(23,422)	(14,516)	(20,043)	(16,056)
Adjustments to maintain reserves	13,825	(1,755)	254	(1,004)	(1,792)	(503)	(501)	17,939

Net equity transactions	(4,424,815)	(5,309,131)	5,640,780	2,183,239	(13,514,369)	(17,041,042)	8,793,942	5,478,072

Net change in contract owners’ equity	(7,691,968)	(1,885,580)	2,868,630	4,818,495	(24,695,202)	(4,710,902)	5,140,809	7,079,196
Contract owners’ equity beginning of period	33,066,993	34,952,573	21,261,973	16,443,478	97,391,189	102,102,091	18,515,437	11,436,241

Contract owners’ equity end of period	$25,375,025	33,066,993	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437

CHANGES IN UNITS:
Beginning units	1,753,932	2,072,015	2,754,847	2,369,404	11,003,045	13,158,118	2,127,346	1,491,186
Units purchased	163,083	106,050	1,682,280	1,452,165	426,205	468,940	2,297,649	2,381,516
Units redeemed	(406,471)	(424,133)	(908,350)	(1,066,722)	(2,010,909)	(2,624,013)	(1,302,676)	(1,745,356)

Ending units	1,510,544	1,753,932	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(13,457)	(7,393)	(2,110,130)	(3,153,667)	72,768	(173,791)	8,682,845	(5,010,888)
Realized gain (loss) on investments	371,873	(76,499)	2,257,917	(10,821,321)	1,378,893	(61,849)	11,907	-
Change in unrealized gain (loss) on investments	(540,513)	407,623	(6,887,748)	58,521,859	(3,956,192)	843,954	(52,411,470)	65,214,174
Reinvested capital gains	-	-	-	-	355,769	1,545,023	7,339,091	-

Net increase (decrease) in contract owners’ equity resulting from operations	(182,097)	323,731	(6,739,961)	44,546,871	(2,148,762)	2,153,337	(36,377,627)	60,203,286

Equity transactions:
Purchase payments received from contract owners (note 3)	158,705	124,197	10,710,831	6,969,526	4,788,842	4,643,245	404,792,668	316,256,961
Transfers between funds	422,185	205,753	(8,201,985)	(111,755,729)	706,694	5,511,038	12,410,216	151,570,777
Redemptions (note 3)	(253,130)	(295,484)	(22,992,218)	(16,800,769)	(2,807,771)	(948,472)	(36,141,060)	(21,451,626)
Annuity benefits	-	-	(2,781)	(2,412)	-	-	-	-
Contract maintenance charges (note 2)	(1,063)	(1,121)	(693,349)	(923,550)	(4,030)	(2,644)	(6,029,010)	(2,330,848)
Contingent deferred sales charges (note 2)	(748)	(1,767)	(204,935)	(257,983)	(35,767)	(6,434)	(648,042)	(418,181)
Adjustments to maintain reserves	(62)	213	(1,300)	8,432	162	3,857	(4,664)	(22,045)

Net equity transactions	325,887	31,791	(21,385,737)	(122,762,485)	2,648,130	9,200,590	374,380,108	443,605,038

Net change in contract owners’ equity	143,790	355,522	(28,125,698)	(78,215,614)	499,368	11,353,927	338,002,481	503,808,324
Contract owners’ equity beginning of period	1,964,901	1,609,379	203,082,579	281,298,193	22,008,706	10,654,779	921,933,574	418,125,250

Contract owners’ equity end of period	$2,108,691	1,964,901	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574

CHANGES IN UNITS:
Beginning units	202,690	202,450	21,270,528	35,752,844	2,416,119	1,320,362	91,327,946	45,054,749
Units purchased	222,042	130,357	5,214,783	2,876,753	1,042,514	1,574,362	46,164,222	51,142,762
Units redeemed	(197,130)	(130,117)	(7,236,944)	(17,359,069)	(782,903)	(478,605)	(9,163,287)	(4,869,565)

Ending units	227,602	202,690	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,584,199	(7,220,893)	4,696,475	(1,059,856)	12,982,809	(5,779,827)	2,735,374	(2,331,637)
Realized gain (loss) on investments	(157,807)	(1,058,755)	4,943,425	2,738,635	(334,802)	(189,243)	(339,662)	(1,431,640)
Change in unrealized gain (loss) on investments	(121,757,876)	115,236,041	(14,006,408)	8,641,609	(95,093,111)	102,370,642	(29,035,553)	37,100,913
Reinvested capital gains	10,895,379	38,876	2,688,951	4,894,609	11,062,859	-	3,343,151	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,436,105)	106,995,269	(1,677,557)	15,214,997	(71,382,245)	96,401,572	(23,296,690)	33,337,636

Equity transactions:
Purchase payments received from contract owners (note 3)	835,255,553	535,391,180	158,098,491	125,505,941	700,007,455	489,583,698	12,840,436	11,061,991
Transfers between funds	5,991,743	146,183,989	81,061,529	58,005,137	10,111,955	269,920,662	1,115,152	162,280,216
Redemptions (note 3)	(39,667,171)	(20,141,798)	(29,740,793)	(13,441,569)	(85,249,293)	(27,303,340)	(25,119,040)	(8,492,879)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,209,805)	(4,369,428)	(3,509,652)	(1,799,648)	(10,593,475)	(4,353,081)	(2,099,688)	(1,382,413)
Contingent deferred sales charges (note 2)	(839,931)	(593,610)	(447,860)	(292,926)	(1,125,118)	(605,046)	(247,980)	(285,435)
Adjustments to maintain reserves	(11,290)	(66,006)	(817)	(11,367)	(5,148)	(31,725)	(350)	(774)

Net equity transactions	789,519,099	656,404,327	205,460,898	167,965,568	613,146,376	727,211,168	(13,511,470)	163,180,706

Net change in contract owners’ equity	690,082,994	763,399,596	203,783,341	183,180,565	541,764,131	823,612,740	(36,808,160)	196,518,342
Contract owners’ equity beginning of period	1,303,699,380	540,299,784	377,651,311	194,470,746	1,321,688,824	498,076,084	379,893,041	183,374,699

Contract owners’ equity end of period	$1,993,782,374	1,303,699,380	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041

CHANGES IN UNITS:
Beginning units	134,184,859	61,562,208	35,658,142	19,312,567	133,082,298	54,968,785	40,125,331	21,578,200
Units purchased	96,316,816	80,469,455	30,573,061	23,820,327	86,188,702	86,291,766	3,393,666	20,862,547
Units redeemed	(14,781,091)	(7,846,804)	(11,246,256)	(7,474,752)	(24,446,555)	(8,178,253)	(4,884,168)	(2,315,416)

Ending units	215,720,584	134,184,859	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,907,986	(1,465,474)	44,297	33,038	1,256,413	646,966	319,966	203,996
Realized gain (loss) on investments	567,042	(60,696)	22,771	115,093	2,344,806	4,919,162	351,008	501,432
Change in unrealized gain (loss) on investments	(17,845,617)	22,752,140	40,974	(13,961)	2,615,526	3,734,489	752,471	(215,740)
Reinvested capital gains	2,968,535	629,895	-	23,410	-	1,597,585	36,533	605,884

Net increase (decrease) in contract owners’ equity resulting from operations	(9,402,054)	21,855,865	108,042	157,580	6,216,745	10,898,202	1,459,978	1,095,572

Equity transactions:
Purchase payments received from contract owners (note 3)	186,647,527	151,849,580	165,016	54,444	7,763,878	7,545,169	11,563,400	10,494,267
Transfers between funds	2,560,929	64,125,081	542,575	(263,267)	(10,323,196)	(63,327,386)	3,499,028	3,740,832
Redemptions (note 3)	(22,226,014)	(10,214,723)	(396,735)	(553,047)	(20,295,386)	(13,185,388)	(2,756,305)	(1,760,868)
Annuity benefits	-	-	-	-	(1,920)	(1,790)	-	-
Contract maintenance charges (note 2)	(3,143,421)	(1,321,442)	(865)	(1,148)	(466,440)	(608,072)	(128,141)	(46,288)
Contingent deferred sales charges (note 2)	(348,014)	(155,663)	(697)	(636)	(151,259)	(170,474)	(16,056)	(19,029)
Adjustments to maintain reserves	(1,740)	(16,700)	(70)	(42)	(1,004)	(1,835)	(508)	(247)

Net equity transactions	163,489,267	204,266,133	309,224	(763,696)	(23,475,327)	(69,749,776)	12,161,418	12,408,667

Net change in contract owners’ equity	154,087,213	226,121,998	417,266	(606,116)	(17,258,582)	(58,851,574)	13,621,396	13,504,239
Contract owners’ equity beginning of period	402,595,617	176,473,619	2,346,078	2,952,194	144,820,312	203,671,886	27,153,406	13,649,167

Contract owners’ equity end of period	$556,682,830	402,595,617	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406

CHANGES IN UNITS:
Beginning units	39,080,002	18,399,363	209,916	279,023	13,216,889	19,490,331	2,269,048	1,213,629
Units purchased	22,612,236	24,061,468	135,519	223,512	3,574,509	2,895,771	2,299,623	1,755,179
Units redeemed	(6,736,419)	(3,380,829)	(110,325)	(292,619)	(5,660,920)	(9,169,213)	(1,311,844)	(699,760)

Ending units	54,955,819	39,080,002	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRF		TRF2		GBF		CAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(238,124)	(456,509)	(1,559,402)	(2,821,285)	5,741,612	6,866,446	(259,785)	(240,887)
Realized gain (loss) on investments	(5,175,956)	(9,679,061)	(11,738,465)	(80,236,091)	2,212,745	12,947,598	2,398,610	964,925
Change in unrealized gain (loss) on investments	4,619,978	25,809,410	12,680,009	106,205,805	14,767,389	(16,894,962)	(2,806,152)	4,820,374
Reinvested capital gains	-	-	-	-	1,336,507	16,973,323	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(794,102)	15,673,840	(617,858)	23,148,429	24,058,253	19,892,405	(667,327)	5,544,412

Equity transactions:
Purchase payments received from contract owners (note 3)	1,954,192	2,391,674	3,279,098	3,774,644	18,346,424	21,315,574	642,476	803,640
Transfers between funds	(3,607,632)	(1,291,933)	(10,072,890)	(93,173,949)	(23,095,419)	(137,248,411)	686,393	(659,635)
Redemptions (note 3)	(18,364,044)	(19,367,464)	(23,548,338)	(16,930,243)	(60,738,031)	(55,463,393)	(4,991,713)	(5,063,332)
Annuity benefits	(67,453)	(66,122)	(1,811)	(1,611)	(25,894)	(26,288)	(8,554)	(10,437)
Contract maintenance charges (note 2)	(103,337)	(116,833)	(631,351)	(907,761)	(1,046,615)	(1,300,685)	(32,525)	(35,807)
Contingent deferred sales charges (note 2)	(18,270)	(25,900)	(196,285)	(254,646)	(346,713)	(495,013)	(7,399)	(11,000)
Adjustments to maintain reserves	13,528	(43,894)	(904)	6,735	1,121	(5,269)	448	1,009

Net equity transactions	(20,193,016)	(18,520,472)	(31,172,481)	(107,486,831)	(66,905,127)	(173,223,485)	(3,710,874)	(4,975,562)

Net change in contract owners’ equity	(20,987,118)	(2,846,632)	(31,790,339)	(84,338,402)	(42,846,874)	(153,331,080)	(4,378,201)	568,850
Contract owners’ equity beginning of period	144,949,030	147,795,662	199,307,248	283,645,650	450,027,933	603,359,013	36,193,330	35,624,480

Contract owners’ equity end of period	$123,961,912	144,949,030	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330

CHANGES IN UNITS:
Beginning units	2,827,396	3,250,148	14,608,151	23,090,202	30,230,403	43,318,770	1,929,649	2,234,563
Units purchased	51,660	101,175	1,942,302	1,742,604	7,933,130	7,114,701	164,317	72,586
Units redeemed	(420,043)	(523,927)	(4,134,398)	(10,224,655)	(12,865,158)	(20,203,068)	(363,300)	(377,500)

Ending units	2,459,013	2,827,396	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	CAF2		GVIX8		GVIDA		NVDBL2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$19,474	-	210,737	75,908	(109,857)	(722,254)	2,354,465	(357,141)
Realized gain (loss) on investments	(16,121)	-	(495,803)	(1,535,452)	(16,491,307)	(28,332,215)	227,017	314,373
Change in unrealized gain (loss) on investments	139,364	-	(2,856,612)	2,350,871	310,490	68,312,440	(6,890,276)	14,957,141
Reinvested capital gains	-	-	-	-	-	-	513,222	439,463

Net increase (decrease) in contract owners’ equity resulting from operations	142,717	-	(3,141,678)	891,327	(16,290,674)	39,257,971	(3,795,572)	15,353,836

Equity transactions:
Purchase payments received from contract owners (note 3)	6,515,616	-	3,526,416	3,994,236	4,610,804	9,328,251	218,095,273	151,250,084
Transfers between funds	3,652,806	-	3,941,371	30,412	(10,678,043)	(19,490,293)	17,074,496	52,335,534
Redemptions (note 3)	(39,194)	-	(1,199,126)	(813,937)	(54,500,702)	(60,122,627)	(13,470,230)	(3,140,532)
Annuity benefits	-	-	-	-	(14,469)	(11,856)	-	-
Contract maintenance charges (note 2)	(4,421)	-	(41,652)	(20,975)	(56,770)	(63,574)	(2,285,245)	(589,087)
Contingent deferred sales charges (note 2)	(552)	-	(11,669)	(6,120)	(298,822)	(421,905)	(244,911)	(63,307)
Adjustments to maintain reserves	(44)	-	(432)	57	4,963	13,821	(3,091)	(17,202)

Net equity transactions	10,124,211	-	6,214,908	3,183,673	(60,933,039)	(70,768,183)	219,166,292	199,775,490

Net change in contract owners’ equity	10,266,928	-	3,073,230	4,075,000	(77,223,713)	(31,510,212)	215,370,720	215,129,326
Contract owners’ equity beginning of period	-	-	15,977,303	11,902,303	341,516,454	373,026,666	273,719,201	58,589,875

Contract owners’ equity end of period	$10,266,928	-	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201

CHANGES IN UNITS:
Beginning units	-	-	1,822,983	1,437,538	20,614,506	25,390,427	21,980,236	5,086,185
Units purchased	1,219,798	-	1,217,445	890,343	2,345,472	3,178,858	20,322,615	18,385,056
Units redeemed	(86,783)	-	(507,072)	(504,898)	(6,123,371)	(7,954,779)	(2,796,148)	(1,491,005)

Ending units	1,133,015	-	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVDCA2		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,825,946	(665,802)	3,720,985	1,939,327	11,476,690	3,962,847	4,752,843	2,092,417
Realized gain (loss) on investments	1,661,708	-	(261,080)	(1,083,406)	280,095	(5,445,074)	(20,510,261)	(23,249,284)
Change in unrealized gain (loss) on investments	(29,486,529)	32,879,135	1,117,885	12,559,582	(51,379,389)	201,544,115	(33,685,157)	168,825,643
Reinvested capital gains	677,210	666,586	1,557,894	881,635	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,321,665)	32,879,919	6,135,684	14,297,138	(39,622,604)	200,061,888	(49,442,575)	147,668,776

Equity transactions:
Purchase payments received from contract owners (note 3)	501,218,133	249,246,917	138,254,369	99,227,941	397,119,283	292,439,968	18,909,283	22,708,599
Transfers between funds	14,170,521	39,735,120	43,980,204	16,338,849	(73,223,684)	40,799,695	(31,103,442)	15,459,845
Redemptions (note 3)	(10,719,464)	(5,888,388)	(44,261,619)	(34,305,417)	(366,727,754)	(219,941,951)	(163,811,995)	(138,134,825)
Annuity benefits	-	-	(11,690)	(20,363)	(109,135)	(94,983)	(29,982)	(36,482)
Contract maintenance charges (note 2)	(4,370,123)	(1,300,339)	(2,449,428)	(1,361,614)	(8,911,084)	(5,658,321)	(4,458,196)	(4,164,559)
Contingent deferred sales charges (note 2)	(233,739)	(73,809)	(546,307)	(460,422)	(2,201,178)	(2,164,307)	(1,414,009)	(1,882,561)
Adjustments to maintain reserves	(6,684)	(31,065)	(1,060)	(2,566)	1,928	(4,384)	3,437	41,077

Net equity transactions	500,058,644	281,688,436	134,964,469	79,416,408	(54,051,624)	105,375,717	(181,904,904)	(106,008,906)

Net change in contract owners’ equity	476,736,979	314,568,355	141,100,153	93,713,546	(93,674,228)	305,437,605	(231,347,479)	41,659,870
Contract owners’ equity beginning of period	429,561,830	114,993,475	377,475,325	283,761,779	2,456,467,776	2,151,030,171	1,484,541,794	1,442,881,924

Contract owners’ equity end of period	$906,298,809	429,561,830	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794

CHANGES IN UNITS:
Beginning units	32,219,088	9,516,319	29,968,371	23,544,842	166,698,445	159,101,261	92,239,100	99,614,695
Units purchased	42,034,142	24,295,246	20,869,615	15,314,617	53,288,743	36,315,923	6,082,366	9,000,819
Units redeemed	(4,586,208)	(1,592,477)	(10,180,571)	(8,891,088)	(56,389,814)	(28,718,739)	(17,582,822)	(16,376,414)

Ending units	69,667,022	32,219,088	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,466,943	2,181,089	(694,772)	(190,087)	(9,036,524)	(8,910,784)	(23,349)	(261,846)
Realized gain (loss) on investments	(461,714)	(1,137,506)	560,765	(2,003,839)	-	-	1,571,686	1,184,777
Change in unrealized gain (loss) on investments	(1,357,344)	40,907,646	(5,226,560)	21,773,133	-	-	(5,658,845)	4,159,962
Reinvested capital gains	-	-	1,548,165	101,280	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,647,885	41,951,229	(3,812,402)	19,680,487	(9,036,524)	(8,910,784)	(4,110,508)	5,082,893

Equity transactions:
Purchase payments received from contract owners (note 3)	127,648,171	98,689,063	13,183,693	7,481,742	302,275,346	345,990,936	484,026	472,509
Transfers between funds	11,037,413	15,364,742	2,506,583	(4,068,742)	118,974,495	(71,335,075)	(1,020,058)	(1,957,486)
Redemptions (note 3)	(80,845,288)	(52,882,248)	(12,824,031)	(12,326,854)	(321,996,751)	(309,469,725)	(6,234,279)	(6,463,827)
Annuity benefits	(117,861)	(112,480)	(9,068)	(8,212)	(88,129)	(145,631)	(1,503)	(1,436)
Contract maintenance charges (note 2)	(2,644,876)	(1,590,931)	(142,371)	(79,264)	(795,150)	(541,517)	(19,852)	(23,596)
Contingent deferred sales charges (note 2)	(664,390)	(625,795)	(46,177)	(107,494)	(1,241,313)	(1,240,899)	(10,122)	(9,533)
Adjustments to maintain reserves	(1,664)	8,320	(4,624)	1,594	28,281	(82,179)	(66)	14,043

Net equity transactions	54,411,505	58,850,671	2,664,005	(9,107,230)	97,156,779	(36,824,090)	(6,801,854)	(7,969,326)

Net change in contract owners’ equity	57,059,390	100,801,900	(1,148,397)	10,573,257	88,120,255	(45,734,874)	(10,912,362)	(2,886,433)
Contract owners’ equity beginning of period	699,275,963	598,474,063	99,563,812	88,990,555	566,434,180	612,169,054	44,737,453	47,623,886

Contract owners’ equity end of period	$756,335,353	699,275,963	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453

CHANGES IN UNITS:
Beginning units	51,232,905	46,770,342	5,115,318	5,707,255	45,261,889	47,298,089	4,850,543	5,811,834
Units purchased	15,008,587	12,223,701	1,945,436	1,519,307	95,037,845	123,173,738	132,200	140,982
Units redeemed	(10,954,321)	(7,761,138)	(1,813,423)	(2,111,244)	(87,543,808)	(125,209,938)	(881,925)	(1,102,273)

Ending units	55,287,171	51,232,905	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMIG6		GVDIV2		GVDIV3		GVDIV6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,212,918)	(3,049,517)	(615)	3,144	30,818	64,522	133,442	365,359
Realized gain (loss) on investments	100,072	(12,445,712)	(94,325)	(82,171)	(1,392,741)	(1,215,017)	(674,146)	(531,169)
Change in unrealized gain (loss) on investments	(17,722,290)	42,786,867	(31,310)	111,040	204,658	1,453,894	(9,471,630)	3,409,451
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,835,136)	27,291,638	(126,250)	32,013	(1,157,265)	303,399	(10,012,334)	3,243,641

Equity transactions:
Purchase payments received from contract owners (note 3)	8,048,393	5,220,988	-	-	159,661	198,701	9,578,611	9,853,945
Transfers between funds	2,731,351	(89,198,097)	(35,064)	(61,510)	(72,374)	(415,796)	388,437	2,829,647
Redemptions (note 3)	(21,895,425)	(15,440,948)	(163,041)	(117,720)	(1,157,691)	(981,171)	(3,860,146)	(2,641,995)
Annuity benefits	(444)	(1,230)	-	-	-	-	(1,223)	(1,172)
Contract maintenance charges (note 2)	(695,399)	(868,566)	(88)	(112)	(2,681)	(3,540)	(251,491)	(161,908)
Contingent deferred sales charges (note 2)	(203,425)	(233,070)	(132)	(300)	(2,134)	(1,721)	(52,855)	(51,740)
Adjustments to maintain reserves	(865)	(3,883)	(57)	(44)	(84)	948	(786)	(1,860)

Net equity transactions	(12,015,814)	(100,524,806)	(198,382)	(179,686)	(1,075,303)	(1,202,579)	5,800,547	9,824,917

Net change in contract owners’ equity	(30,850,950)	(73,233,168)	(324,632)	(147,673)	(2,232,568)	(899,180)	(4,211,787)	13,068,558
Contract owners’ equity beginning of period	197,782,719	271,015,887	884,469	1,032,142	7,673,903	8,573,083	56,608,928	43,540,370

Contract owners’ equity end of period	$166,931,769	197,782,719	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928

CHANGES IN UNITS:
Beginning units	21,858,795	33,492,360	58,167	70,793	485,438	567,848	5,274,892	4,221,490
Units purchased	4,324,627	7,857,457	4,852	1,693	63,166	47,927	1,918,445	2,128,965
Units redeemed	(5,436,126)	(19,491,022)	(18,094)	(14,319)	(132,734)	(130,337)	(1,258,244)	(1,075,563)

Ending units	20,747,296	21,858,795	44,925	58,167	415,870	485,438	5,935,093	5,274,892

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMLG1		NVMLG2		NVMLV1		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(145,688)	(112,866)	(2,067,406)	(2,664,124)	(8,208)	(15,151)	(302,589)	(409,441)
Realized gain (loss) on investments	207,305	383,728	6,719,593	20,125,584	(14,831)	(87,586)	878,622	1,416,626
Change in unrealized gain (loss) on investments	(483,600)	260,056	(9,689,783)	(8,950,436)	(368,941)	44,478	(5,366,484)	1,538,284
Reinvested capital gains	-	440,757	-	5,742,403	118,443	129,945	1,486,602	1,765,438

Net increase (decrease) in contract owners’ equity resulting from operations	(421,983)	971,675	(5,037,596)	14,253,427	(273,537)	71,686	(3,303,849)	4,310,907

Equity transactions:
Purchase payments received from contract owners (note 3)	290,704	241,074	8,972,927	4,977,544	128,362	80,491	8,371,802	5,797,548
Transfers between funds	(485,705)	8,445,684	(4,759,740)	(41,661,883)	299,680	4,340,760	(690,247)	(567,308)
Redemptions (note 3)	(1,565,329)	(1,207,198)	(15,559,904)	(11,826,752)	(680,349)	(657,301)	(4,874,170)	(6,009,553)
Annuity benefits	(1,679)	(847)	(3,113)	(635)	-	-	-	-
Contract maintenance charges (note 2)	(6,278)	(5,106)	(324,632)	(465,339)	(1,661)	(1,109)	(101,654)	(53,348)
Contingent deferred sales charges (note 2)	(4,942)	(6,922)	(114,839)	(166,754)	(601)	(469)	(30,167)	(75,582)
Adjustments to maintain reserves	(2,397)	6,561	(268)	2,484	(36)	1,571	(702)	(2,009)

Net equity transactions	(1,775,626)	7,473,246	(11,789,569)	(49,141,335)	(254,605)	3,763,943	2,674,862	(910,252)

Net change in contract owners’ equity	(2,197,609)	8,444,921	(16,827,165)	(34,887,908)	(528,142)	3,835,629	(628,987)	3,400,655
Contract owners’ equity beginning of period	11,964,666	3,519,745	130,368,329	165,256,237	3,835,629	-	42,225,995	38,825,340

Contract owners’ equity end of period	$9,767,057	11,964,666	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995

CHANGES IN UNITS:
Beginning units	1,296,267	435,720	14,383,005	20,688,233	368,018	-	4,831,835	4,932,338
Units purchased	192,874	1,402,739	3,430,101	6,657,280	103,491	528,512	1,995,582	1,377,784
Units redeemed	(384,862)	(542,192)	(4,664,357)	(12,962,508)	(130,012)	(160,494)	(1,682,170)	(1,478,287)

Ending units	1,104,279	1,296,267	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMG2		NVMMV2		SCGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,612,586)	(2,593,143)	(2,292,662)	(2,759,734)	(1,973,658)	(1,026,449)	(99,998)	(73,557)
Realized gain (loss) on investments	9,549,350	5,405,112	11,160,853	(11,158,149)	10,282,591	(2,783,334)	(270,602)	(446,556)
Change in unrealized gain (loss) on investments	(17,266,389)	42,024,705	(15,004,422)	49,733,263	(18,252,957)	42,034,588	(77,181)	1,735,974
Reinvested capital gains	-	-	-	-	1,158,382	13,937,980	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,329,625)	44,836,674	(6,136,231)	35,815,380	(8,785,642)	52,162,785	(447,781)	1,215,861

Equity transactions:
Purchase payments received from contract owners (note 3)	2,183,677	2,640,074	7,801,314	4,751,018	6,422,922	6,030,212	162,553	184,189
Transfers between funds	(5,246,061)	(6,135,642)	(9,834,724)	(42,994,406)	(9,351,828)	(47,012,006)	722,364	719,513
Redemptions (note 3)	(25,622,702)	(24,900,668)	(16,624,168)	(11,884,505)	(34,246,478)	(33,354,228)	(1,238,804)	(809,174)
Annuity benefits	(18,674)	(17,607)	(1,797)	(1,547)	(402)	(323)	(2,054)	(1,764)
Contract maintenance charges (note 2)	(124,961)	(137,094)	(445,178)	(523,859)	(540,177)	(729,732)	(3,416)	(3,070)
Contingent deferred sales charges (note 2)	(19,095)	(18,544)	(150,043)	(176,921)	(150,529)	(199,120)	(5,569)	(5,436)
Adjustments to maintain reserves	1,387	12,828	731	(2,850)	(2,686)	45,067	(120)	75

Net equity transactions	(28,846,429)	(28,556,653)	(19,253,865)	(50,833,070)	(37,869,178)	(75,220,130)	(365,046)	84,333

Net change in contract owners’ equity	(39,176,054)	16,280,021	(25,390,096)	(15,017,690)	(46,654,820)	(23,057,345)	(812,827)	1,300,194
Contract owners’ equity beginning of period	214,795,021	198,515,000	153,409,464	168,427,154	311,821,109	334,878,454	7,097,649	5,797,455

Contract owners’ equity end of period	$175,618,967	214,795,021	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649

CHANGES IN UNITS:
Beginning units	21,964,214	25,406,505	15,990,746	21,823,573	30,788,320	38,969,703	1,058,529	1,069,631
Units purchased	399,587	536,452	3,129,029	5,109,502	2,415,325	4,066,214	705,792	349,841
Units redeemed	(3,363,916)	(3,978,743)	(4,931,844)	(10,942,329)	(6,000,879)	(12,247,597)	(809,468)	(360,943)

Ending units	18,999,885	21,964,214	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCGF2		SCVF		SCVF2		SCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(316,989)	(183,590)	(317,006)	(275,569)	(283,301)	(263,150)	(649,770)	(879,486)
Realized gain (loss) on investments	443,448	(1,095,952)	(1,262,311)	(2,652,184)	118,953	(4,865,702)	(4,175,167)	(7,211,594)
Change in unrealized gain (loss) on investments	(1,902,744)	3,840,433	(636,292)	11,264,017	(1,454,048)	10,430,506	(666,964)	25,989,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,776,285)	2,560,891	(2,215,609)	8,336,264	(1,618,396)	5,301,654	(5,491,901)	17,898,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,940,777	1,807,923	533,137	796,568	2,919,712	2,027,012	1,074,712	1,396,062
Transfers between funds	5,168,688	1,277,886	(3,004,799)	(105,012)	(891,295)	(5,755,418)	(2,416,619)	(3,109,420)
Redemptions (note 3)	(2,128,444)	(1,042,213)	(4,750,801)	(5,349,948)	(3,247,498)	(2,891,660)	(11,341,728)	(12,044,570)
Annuity benefits	-	-	(8,106)	(7,764)	(226)	(251)	(13,106)	(17,442)
Contract maintenance charges (note 2)	(25,590)	(12,513)	(17,358)	(19,992)	(26,549)	(16,373)	(41,636)	(46,573)
Contingent deferred sales charges (note 2)	(13,615)	(10,847)	(8,375)	(11,525)	(20,301)	(44,023)	(21,360)	(20,779)
Adjustments to maintain reserves	(378)	(496)	(1,557)	1,886	(11,358)	9,353	3,933	31,076

Net equity transactions	6,941,438	2,019,740	(7,257,859)	(4,695,787)	(1,277,515)	(6,671,360)	(12,755,804)	(13,811,646)

Net change in contract owners’ equity	5,165,153	4,580,631	(9,473,468)	3,640,477	(2,895,911)	(1,369,706)	(18,247,705)	4,086,661
Contract owners’ equity beginning of period	16,035,870	11,455,239	40,611,833	36,971,356	24,904,797	26,274,503	89,906,286	85,819,625

Contract owners’ equity end of period	$21,201,023	16,035,870	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286

CHANGES IN UNITS:
Beginning units	1,120,559	983,361	1,869,906	2,126,736	1,184,181	1,573,837	2,424,228	2,862,552
Units purchased	1,573,297	428,200	77,187	174,827	359,725	430,716	79,266	96,063
Units redeemed	(1,159,740)	(291,002)	(416,718)	(431,657)	(408,110)	(820,372)	(430,441)	(534,387)

Ending units	1,534,116	1,120,559	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCF2		MSBF		NVSTB2		NVOLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(445,082)	(614,243)	3,684,517	4,672,818	(37,139)	(238,130)	(2,503,145)	(319,352)
Realized gain (loss) on investments	(2,066,677)	(3,986,958)	(2,191,747)	(1,231,851)	391,112	795,813	1,149,225	22,550
Change in unrealized gain (loss) on investments	(480,843)	13,852,684	3,235,626	3,774,161	(603,266)	(125,786)	(11,481,323)	1,370,722
Reinvested capital gains	-	-	-	-	-	141,285	1,308,144	116,357

Net increase (decrease) in contract owners’ equity resulting from operations	(2,992,602)	9,251,483	4,728,396	7,215,128	(249,293)	573,182	(11,527,099)	1,190,277

Equity transactions:
Purchase payments received from contract owners (note 3)	4,277,597	2,900,600	37,706,570	26,524,405	8,640,236	8,162,794	5,468,229	455,714
Transfers between funds	(2,199,794)	(2,506,445)	(2,971,089)	8,702,312	(5,527,365)	(3,009,730)	(26,271,087)	425,114,127
Redemptions (note 3)	(5,969,396)	(3,983,918)	(9,959,347)	(7,898,014)	(8,860,304)	(5,835,955)	(60,228,487)	(4,725,457)
Annuity benefits	(10,001)	(9,277)	(1,751)	(5,125)	(15,448)	(15,379)	(88,542)	(1,271)
Contract maintenance charges (note 2)	(59,473)	(43,849)	(483,169)	(164,513)	(271,716)	(228,924)	(197,408)	(12,016)
Contingent deferred sales charges (note 2)	(37,251)	(41,951)	(61,458)	(57,933)	(69,038)	(95,847)	(89,561)	(6,518)
Adjustments to maintain reserves	(4,094)	7,617	(950)	(679)	(842)	(424)	(18,148)	175,453

Net equity transactions	(4,002,412)	(3,677,223)	24,228,806	27,100,453	(6,104,477)	(1,023,465)	(81,425,004)	421,000,032

Net change in contract owners’ equity	(6,995,014)	5,574,260	28,957,202	34,315,581	(6,353,770)	(450,283)	(92,952,103)	422,190,309
Contract owners’ equity beginning of period	48,513,954	42,939,694	109,405,101	75,089,520	75,899,249	76,349,532	422,788,451	598,142

Contract owners’ equity end of period	$41,518,940	48,513,954	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451

CHANGES IN UNITS:
Beginning units	2,354,378	2,565,425	8,055,038	5,998,819	7,264,937	7,363,311	30,384,486	46,211
Units purchased	513,055	421,885	4,777,007	4,266,332	2,412,673	2,238,464	614,853	31,041,956
Units redeemed	(687,138)	(632,932)	(3,038,071)	(2,210,113)	(3,001,375)	(2,336,838)	(6,428,000)	(703,681)

Ending units	2,180,295	2,354,378	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVOLG2		NVTIV3		EIF2		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,043,752)	(313,908)	2,637,067	197,415	(627,002)	(569,076)	(318,823)	372,744
Realized gain (loss) on investments	847,802	613,954	1,372,048	23,326,986	(416,831)	(8,484,501)	3,918,498	3,034,529
Change in unrealized gain (loss) on investments	(7,963,767)	1,017,862	(34,380,208)	(44,174,253)	(3,344,505)	24,057,433	(734,046)	7,676,131
Reinvested capital gains	913,646	100,130	241,593	31,669,310	-	-	278,438	5,350,740

Net increase (decrease) in contract owners’ equity resulting from operations	(9,246,071)	1,418,038	(30,129,500)	11,019,458	(4,388,338)	15,003,856	3,144,067	16,434,144

Equity transactions:
Purchase payments received from contract owners (note 3)	9,587,439	3,879,454	35,551,377	26,754,151	21,782,969	13,858,024	1,047,416	1,335,104
Transfers between funds	(30,678,992)	295,425,863	13,687,670	(108,808,506)	(640,096)	21,647,907	(1,527,120)	557,039
Redemptions (note 3)	(39,218,867)	(2,439,481)	(23,873,382)	(17,084,056)	(13,313,942)	(9,728,870)	(8,999,781)	(8,911,500)
Annuity benefits	(37,406)	(222)	(1,904)	(1,006)	(8,191)	(7,626)	(1,354)	(1,183)
Contract maintenance charges (note 2)	(166,416)	(19,656)	(1,066,892)	(1,095,186)	(452,981)	(405,793)	(29,237)	(31,428)
Contingent deferred sales charges (note 2)	(246,279)	(25,473)	(223,721)	(269,261)	(106,478)	(126,942)	(17,908)	(17,417)
Adjustments to maintain reserves	(7,139)	(127,342)	6,080	2,913	(1,566)	(2,073)	(198)	2,769

Net equity transactions	(60,767,660)	296,693,143	24,079,228	(100,500,951)	7,259,715	25,234,627	(9,528,182)	(7,066,616)

Net change in contract owners’ equity	(70,013,731)	298,111,181	(6,050,272)	(89,481,493)	2,871,377	40,238,483	(6,384,115)	9,367,528
Contract owners’ equity beginning of period	299,747,295	1,636,114	228,508,871	317,990,364	125,421,749	85,183,266	70,626,024	61,258,496

Contract owners’ equity end of period	$229,733,564	299,747,295	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024

CHANGES IN UNITS:
Beginning units	21,739,959	126,715	16,971,191	24,685,147	8,163,585	6,274,173	7,607,257	8,476,274
Units purchased	2,210,015	22,312,953	6,775,590	4,700,709	2,855,357	5,368,354	766,455	1,320,083
Units redeemed	(6,609,798)	(699,709)	(4,580,033)	(12,414,665)	(2,337,174)	(3,478,942)	(1,789,648)	(2,189,100)

Ending units	17,340,176	21,739,959	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVRE2		ALVBWB		ALVGIB		ALVSVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(606,858)	99,785	(91)	-	(27,128)	(126,864)	(651,705)	(436,563)
Realized gain (loss) on investments	5,332,786	2,312,063	(41)	-	(715,629)	(910,604)	2,932,486	(11,190)
Change in unrealized gain (loss) on investments	(2,016,752)	6,600,077	(2,004)	-	1,112,476	1,849,385	(6,741,553)	7,556,809
Reinvested capital gains	277,097	5,130,076	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,986,273	14,142,001	(2,136)	-	369,719	811,917	(4,460,772)	7,109,056

Equity transactions:
Purchase payments received from contract owners (note 3)	5,861,092	3,898,081	-	-	119,778	87,678	16,969,188	12,131,497
Transfers between funds	(3,164,279)	4,172,102	46,884	-	(340,550)	(836,866)	(782,142)	8,251,873
Redemptions (note 3)	(9,660,517)	(5,620,139)	(583)	-	(1,724,429)	(1,039,266)	(3,881,999)	(2,612,695)
Annuity benefits	-	-	-	-	-	-	-	(1,271)
Contract maintenance charges (note 2)	(8,343)	(8,502)	-	-	(711)	(869)	(185,625)	(70,164)
Contingent deferred sales charges (note 2)	(66,992)	(70,055)	-	-	(1,929)	(5,123)	(37,045)	(27,242)
Adjustments to maintain reserves	(740)	204	2	-	(176)	55	(1,725)	(9,765)

Net equity transactions	(7,039,779)	2,371,691	46,303	-	(1,948,017)	(1,794,391)	12,080,652	17,662,233

Net change in contract owners’ equity	(4,053,506)	16,513,692	44,167	-	(1,578,298)	(982,474)	7,619,880	24,771,289
Contract owners’ equity beginning of period	67,769,999	51,256,307	-	-	8,132,903	9,115,377	45,815,068	21,043,779

Contract owners’ equity end of period	$63,716,493	67,769,999	44,167	-	6,554,605	8,132,903	53,434,948	45,815,068

CHANGES IN UNITS:
Beginning units	7,395,551	7,149,290	-	-	585,653	733,419	2,060,999	1,172,611
Units purchased	2,380,446	2,495,391	4,898	-	99,342	90,498	1,462,866	1,669,451
Units redeemed	(3,130,609)	(2,249,130)	(65)	-	(235,117)	(238,264)	(858,678)	(781,063)

Ending units	6,645,388	7,395,551	4,833	-	449,878	585,653	2,665,187	2,060,999

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVB		ACVCA		ACVIG		ACVIG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$195,160	202,583	(1,388)	(1,399)	33,042	25,782	(6,948)	(14,135)
Realized gain (loss) on investments	389,961	233,150	11,646	5,489	(167,564)	(625,517)	(304,559)	(338,254)
Change in unrealized gain (loss) on investments	807,535	3,209,906	(17,607)	23,507	426,452	2,361,543	442,142	1,029,127
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,392,656	3,645,639	(7,349)	27,597	291,930	1,761,808	130,635	676,738

Equity transactions:
Purchase payments received from contract owners (note 3)	319,108	849,573	(763)	(147)	256,700	364,573	71,184	142,309
Transfers between funds	(168,384)	(880,259)	951	152	677,860	(548,699)	(229,389)	(352,918)
Redemptions (note 3)	(5,590,784)	(6,366,224)	(10,070)	9,914	(2,083,384)	(2,223,202)	(1,364,717)	(917,703)
Annuity benefits	(24,910)	(23,423)	(21,268)	(21,470)	(6,089)	(5,619)	-	-
Contract maintenance charges (note 2)	(20,388)	(23,328)	(59)	(169)	(8,911)	(10,117)	(851)	(1,012)
Contingent deferred sales charges (note 2)	(6,608)	(6,159)	-	(13)	(3,075)	(9,121)	(2,793)	(4,654)
Adjustments to maintain reserves	753	1,715	2,838	2,439	(151)	155	(100)	(130)

Net equity transactions	(5,491,213)	(6,448,105)	(28,371)	(9,294)	(1,167,050)	(2,432,030)	(1,526,666)	(1,134,108)

Net change in contract owners’ equity	(4,098,557)	(2,802,466)	(35,720)	18,303	(875,120)	(670,222)	(1,396,031)	(457,370)
Contract owners’ equity beginning of period	37,673,945	40,476,411	125,850	107,547	15,114,641	15,784,863	5,882,372	6,339,742

Contract owners’ equity end of period	$33,575,388	37,673,945	90,130	125,850	14,239,521	15,114,641	4,486,341	5,882,372

CHANGES IN UNITS:
Beginning units	1,591,690	1,885,279	197	-	1,330,183	1,564,365	413,946	503,648
Units purchased	83,062	67,047	-	201	128,730	76,074	86,291	73,784
Units redeemed	(311,221)	(360,636)	(197)	(4)	(227,117)	(310,256)	(189,219)	(163,486)

Ending units	1,363,531	1,591,690	-	197	1,231,796	1,330,183	311,018	413,946

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVI4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,646,357	171,551	28	344	-	4	7	-
Realized gain (loss) on investments	3,142,131	701,064	5,683	1,450	22	23	32	-
Change in unrealized gain (loss) on investments	10,086,527	4,545,535	(8,320)	984	(52)	2	-	-
Reinvested capital gains	2,459,240	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,334,255	5,418,150	(2,609)	2,778	(30)	29	39	-

Equity transactions:
Purchase payments received from contract owners (note 3)	52,967,680	37,011,430	6	27	45	(80)	(37)	-
Transfers between funds	13,901,530	4,695,972	22	(36)	-	78	58	-
Redemptions (note 3)	(22,526,761)	(14,410,969)	28	(204)	(45)	(496)	-	-
Annuity benefits	(20,175)	(18,454)	(10,199)	(10,931)	(103)	(126)	-	-
Contract maintenance charges (note 2)	(680,505)	(294,719)	(28)	30	-	1	(60)	-
Contingent deferred sales charges (note 2)	(149,562)	(133,780)	-	248	-	497	-	-
Adjustments to maintain reserves	(864)	33,101	718	1,207	5	33	-	-

Net equity transactions	43,491,343	26,882,581	(9,453)	(9,659)	(98)	(93)	(39)	-

Net change in contract owners’ equity	64,825,598	32,300,731	(12,062)	(6,881)	(128)	(64)	-	-
Contract owners’ equity beginning of period	184,123,001	151,822,270	27,926	34,807	292	356	-	-

Contract owners’ equity end of period	$248,948,599	184,123,001	15,864	27,926	164	292	-	-

CHANGES IN UNITS:
Beginning units	14,505,426	12,382,367	-	-	-	-	-	-
Units purchased	9,665,810	6,054,243	-	-	3	8	45	-
Units redeemed	(6,348,705)	(3,931,184)	-	-	(3)	(8)	(45)	-

Ending units	17,822,531	14,505,426	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVMV1		ACVMV2		ACVU1		ACVU2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,357	56,210	(227,327)	269,876	-	-	(108)	(119)
Realized gain (loss) on investments	694,698	98,575	1,018,745	(25,351)	-	-	1,824	895
Change in unrealized gain (loss) on investments	(1,063,646)	802,531	(3,155,494)	7,656,068	-	-	(1,393)	593
Reinvested capital gains	185,964	-	1,585,878	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,627)	957,316	(778,198)	7,900,593	-	-	323	1,369

Equity transactions:
Purchase payments received from contract owners (note 3)	189,729	243,156	17,636,715	11,008,049	-	-	-	500
Transfers between funds	925,685	915,161	(2,679,815)	7,229,176	-	-	-	(21)
Redemptions (note 3)	(862,824)	(810,082)	(4,793,574)	(2,986,917)	-	-	-	(479)
Annuity benefits	(640)	(589)	(84)	(78)	-	-	(5,636)	(4,996)
Contract maintenance charges (note 2)	(2,536)	(2,172)	(207,832)	(95,336)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,708)	(2,397)	(44,011)	(58,160)	-	-	-	-
Adjustments to maintain reserves	(93)	360	(1,093)	10,578	-	-	62	154

Net equity transactions	246,613	343,437	9,910,306	15,107,312	-	-	(5,574)	(4,842)

Net change in contract owners’ equity	65,986	1,300,753	9,132,108	23,007,905	-	-	(5,251)	(3,473)
Contract owners’ equity beginning of period	6,773,129	5,472,376	59,493,750	36,485,845	-	-	10,256	13,729

Contract owners’ equity end of period	$6,839,115	6,773,129	68,625,858	59,493,750	-	-	5,005	10,256

CHANGES IN UNITS:
Beginning units	563,062	535,378	4,240,631	3,038,070	-	-	-	-
Units purchased	261,720	333,263	2,268,662	2,579,927	-	7	-	37
Units redeemed	(244,700)	(305,579)	(1,510,312)	(1,377,366)	-	(7)	-	(37)

Ending units	580,082	563,062	4,998,981	4,240,631	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVV		ACVV2		ACVVS1		ACVVS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	151,247	-	(51,345)	(91)	(101)	-	(1)
Realized gain (loss) on investments	-	(15,631,317)	-	(13,226,299)	598	564	-	(40)
Change in unrealized gain (loss) on investments	-	20,600,805	-	19,807,264	(1,119)	1,137	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,120,735	-	6,529,620	(612)	1,600	-	(41)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,060,169	-	862,696	2	(3)	-	(317)
Transfers between funds	-	(57,665,014)	-	(77,779,176)	5	3	-	1,551
Redemptions (note 3)	-	(8,235,856)	-	(5,762,181)	-	-	-	(1,188)
Annuity benefits	-	(4,613)	-	(5,499)	(1,823)	(1,673)	-	-
Contract maintenance charges (note 2)	-	(26,642)	-	(98,187)	(7)	-	-	(5)
Contingent deferred sales charges (note 2)	-	(15,156)	-	(69,597)	-	-	-	-
Adjustments to maintain reserves	-	(16,487)	-	(8,382)	(154)	(1,688)	-	-

Net equity transactions	-	(64,903,599)	-	(82,860,326)	(1,977)	(3,361)	-	41

Net change in contract owners’ equity	-	(59,782,864)	-	(76,330,706)	(2,589)	(1,761)	-	-
Contract owners’ equity beginning of period	-	59,782,864	-	76,330,706	7,956	9,717	-	-

Contract owners’ equity end of period	$-	-	-	-	5,367	7,956	-	-

CHANGES IN UNITS:
Beginning units	-	3,000,711	-	5,307,560	-	-	-	-
Units purchased	-	129,744	-	429,881	-	3	-	274
Units redeemed	-	(3,130,455)	-	(5,737,441)	-	(3)	-	(274)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		DCAPS		DVDLS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(715,108)	(621,818)	88,867	215,172	(183,645)	22,064	(15,993)	(10,271)
Realized gain (loss) on investments	(276,231)	(11,286,627)	288,259	(209,369)	(110,160)	(281,883)	(90,792)	(246,444)
Change in unrealized gain (loss) on investments	774,737	26,527,117	1,830,568	3,312,741	4,605,397	4,370,941	24,240	651,736
Reinvested capital gains	180,331	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,271)	14,618,672	2,207,694	3,318,544	4,311,592	4,111,122	(82,545)	395,021

Equity transactions:
Purchase payments received from contract owners (note 3)	9,800,455	4,960,112	618,614	548,958	25,092,202	9,263,113	37,029	26,374
Transfers between funds	2,114,625	21,430,252	7,034,816	1,831,544	18,920,480	4,452,593	187,005	311,159
Redemptions (note 3)	(8,229,857)	(5,826,069)	(4,529,712)	(3,760,133)	(3,999,330)	(2,154,277)	(401,589)	(157,176)
Annuity benefits	(2,324)	(4,897)	(6,910)	(5,330)	-	(9,617)	(101)	(122)
Contract maintenance charges (note 2)	(169,159)	(102,963)	(14,563)	(14,828)	(181,858)	(58,217)	(294)	(363)
Contingent deferred sales charges (note 2)	(58,026)	(71,996)	(5,904)	(9,999)	(27,191)	(25,734)	(1,271)	(1,761)
Adjustments to maintain reserves	(1,196)	(521)	12,054	2,418	(770)	722	(69)	(128)

Net equity transactions	3,454,518	20,383,918	3,108,395	(1,407,370)	39,803,533	11,468,583	(179,290)	177,983

Net change in contract owners’ equity	3,418,247	35,002,590	5,316,089	1,911,174	44,115,125	15,579,705	(261,835)	573,004
Contract owners’ equity beginning of period	76,707,320	41,704,730	27,759,350	25,848,176	39,007,042	23,427,337	1,956,247	1,383,243

Contract owners’ equity end of period	$80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

CHANGES IN UNITS:
Beginning units	3,955,893	2,741,931	1,798,776	1,906,125	2,607,789	1,768,979	146,633	130,684
Units purchased	1,511,539	2,941,522	749,144	306,768	3,784,026	1,307,071	114,410	52,455
Units redeemed	(1,274,178)	(1,727,560)	(556,885)	(414,117)	(1,151,238)	(468,261)	(114,262)	(36,506)

Ending units	4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DGI		FCA2S		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,613)	(20,322)	(18,918)	(19,881)	470,850	475,406	1,680,237	1,732,004
Realized gain (loss) on investments	559,642	197,362	24,275	38,153	19,409	133,379	294,248	102,628
Change in unrealized gain (loss) on investments	(1,079,186)	2,119,622	(145,242)	191,867	(366,671)	295,834	(1,729,168)	1,639,326
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(532,157)	2,296,662	(139,885)	210,139	123,588	904,619	245,317	3,473,958

Equity transactions:
Purchase payments received from contract owners (note 3)	288,573	374,430	50,248	11,267	274,242	310,910	821,277	854,504
Transfers between funds	(138,603)	192,437	(123,123)	795,984	134,938	1,131,048	(1,854,262)	(335,841)
Redemptions (note 3)	(2,228,669)	(2,379,876)	(460,661)	(424,554)	(2,350,781)	(2,407,565)	(8,450,391)	(6,715,398)
Annuity benefits	(1,035)	(920)	-	-	-	(224)	-	-
Contract maintenance charges (note 2)	(9,826)	(10,993)	(308)	(433)	(4,784)	(5,689)	(14,937)	(15,285)
Contingent deferred sales charges (note 2)	(2,331)	(5,807)	(445)	(5,307)	(5,670)	(3,388)	(23,742)	(89,961)
Adjustments to maintain reserves	(24)	392	(109)	(129)	(80)	(234)	(609)	(643)

Net equity transactions	(2,091,915)	(1,830,337)	(534,398)	376,828	(1,952,135)	(975,142)	(9,522,664)	(6,302,624)

Net change in contract owners’ equity	(2,624,072)	466,325	(674,283)	586,967	(1,828,547)	(70,523)	(9,277,347)	(2,828,666)
Contract owners’ equity beginning of period	15,366,485	14,900,160	2,289,941	1,702,974	12,879,317	12,949,840	50,963,526	53,792,192

Contract owners’ equity end of period	$12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

CHANGES IN UNITS:
Beginning units	1,135,487	1,288,723	159,179	134,046	917,867	988,389	4,051,047	4,565,974
Units purchased	96,776	79,458	19,274	90,789	145,409	262,273	695,282	873,867
Units redeemed	(250,650)	(232,694)	(58,843)	(65,656)	(282,518)	(332,795)	(1,449,566)	(1,388,794)

Ending units	981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FC2		FEIP		FVSS2		FHIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,168,300)	3,752,131	1,550,903	(105,501)	(169,012)	2,936,013	3,708,653
Realized gain (loss) on investments	-	(69,631,655)	(6,158,939)	(20,414,460)	(1,200,981)	(1,182,072)	(1,128,421)	(1,264,493)
Change in unrealized gain (loss) on investments	-	100,383,820	1,793,459	65,912,237	183,667	4,154,865	(236,192)	4,797,748
Reinvested capital gains	-	23	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	27,583,888	(613,349)	47,048,680	(1,122,815)	2,803,781	1,571,400	7,241,908

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,115,459	4,700,575	5,754,737	145,427	273,924	(1)	(264)
Transfers between funds	-	(240,940,134)	(6,858,114)	(9,182,266)	(932,918)	(306,786)	(1,656,934)	(1,759,291)
Redemptions (note 3)	-	(20,895,346)	(50,391,145)	(55,327,893)	(2,537,816)	(1,840,149)	(7,409,703)	(9,672,832)
Annuity benefits	-	(25,254)	(119,757)	(131,887)	-	-	(8,073)	(10,064)
Contract maintenance charges (note 2)	-	(69,115)	(194,347)	(220,817)	(1,942)	(2,146)	(31,022)	(35,313)
Contingent deferred sales charges (note 2)	-	(232,230)	(39,836)	(63,970)	(9,243)	(14,717)	(2,178)	(9,034)
Adjustments to maintain reserves	-	(46,000)	5,121	14,092	(1,143)	(1,385)	2,303	661

Net equity transactions	-	(259,092,620)	(52,897,503)	(59,158,004)	(3,337,635)	(1,891,259)	(9,105,608)	(11,486,137)

Net change in contract owners’ equity	-	(231,508,732)	(53,510,852)	(12,109,324)	(4,460,450)	912,522	(7,534,208)	(4,244,229)
Contract owners’ equity beginning of period	-	231,508,732	381,069,585	393,178,909	13,530,923	12,618,401	60,719,243	64,963,472

Contract owners’ equity end of period	$-	-	327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243

CHANGES IN UNITS:
Beginning units	-	14,053,840	9,449,660	11,095,521	670,043	778,358	2,252,355	2,706,774
Units purchased	-	933,909	216,335	218,143	122,585	116,409	-	-
Units redeemed	-	(14,987,749)	(1,520,150)	(1,864,004)	(301,805)	(224,724)	(332,035)	(454,419)

Ending units	-	-	8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FAMP		FCP		FNRS2		FEI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$838,178	550,326	-	(4,313,796)	(668,151)	(854,859)	1,343,344	193,759
Realized gain (loss) on investments	565,756	(3,423,574)	-	(18,555,775)	(4,616,316)	(6,920,480)	(3,815,369)	(2,745,307)
Change in unrealized gain (loss) on investments	(7,785,316)	22,330,240	-	68,716,596	(2,120,730)	18,950,653	1,567,029	19,212,224
Reinvested capital gains	726,738	839,890	-	97	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,654,644)	20,296,882	-	45,847,122	(7,405,197)	11,175,314	(904,996)	16,660,676

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485,500	2,742,654	-	5,552,767	9,238,333	5,705,524	32,702,178	22,550,845
Transfers between funds	(1,072,877)	(1,014,013)	-	(378,116,736)	9,987,356	(6,463,378)	(849,716)	1,822,660
Redemptions (note 3)	(23,577,395)	(25,602,906)	-	(47,751,851)	(10,539,922)	(7,533,027)	(17,920,413)	(10,765,077)
Annuity benefits	(21,817)	(36,725)	-	(85,742)	(1,657)	(233)	(1,605)	(1,474)
Contract maintenance charges (note 2)	(95,037)	(107,245)	-	(177,024)	(15,977)	(14,783)	(377,245)	(172,506)
Contingent deferred sales charges (note 2)	(15,999)	(10,101)	-	(73,627)	(90,177)	(56,051)	11,854	(111,912)
Adjustments to maintain reserves	2,132	7,038	-	(215,974)	(1,488)	2,083	(6,108)	2,213

Net equity transactions	(23,295,493)	(24,021,298)	-	(420,868,187)	8,576,468	(8,359,865)	13,558,945	13,324,749

Net change in contract owners’ equity	(28,950,137)	(3,724,416)	-	(375,021,065)	1,171,271	2,815,449	12,653,949	29,985,425
Contract owners’ equity beginning of period	171,799,599	175,524,015	-	375,021,065	81,039,205	78,223,756	147,780,198	117,794,773

Contract owners’ equity end of period	$142,849,462	171,799,599	-	-	82,210,476	81,039,205	160,434,147	147,780,198

CHANGES IN UNITS:
Beginning units	5,144,923	5,946,996	-	12,707,542	4,869,955	5,512,532	9,964,580	8,973,964
Units purchased	104,302	165,488	-	409,619	2,693,772	1,295,583	4,246,051	3,075,775
Units redeemed	(805,560)	(967,561)	-	(13,117,161)	(2,267,615)	(1,938,160)	(3,259,311)	(2,085,159)

Ending units	4,443,665	5,144,923	-	-	5,296,112	4,869,955	10,951,320	9,964,580

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF10S		FF10S2		FF20S		FF20S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$34,711	36,803	493,255	452,350	74,792	80,982	2,507,911	1,755,845
Realized gain (loss) on investments	(47,935)	(278,312)	(473,981)	(494,859)	(132,434)	(430,284)	(249,131)	(207,823)
Change in unrealized gain (loss) on investments	(112,430)	741,465	(2,752,125)	6,309,170	(219,877)	1,325,951	(13,474,393)	18,687,982
Reinvested capital gains	27,771	98,549	562,206	1,466,028	36,905	68,157	1,318,347	1,435,518

Net increase (decrease) in contract owners’ equity resulting from operations	(97,883)	598,505	(2,170,645)	7,732,689	(240,614)	1,044,806	(9,897,266)	21,671,522

Equity transactions:
Purchase payments received from contract owners (note 3)	474,351	123,087	33,209,999	19,370,241	527,904	540,800	136,211,288	81,771,325
Transfers between funds	542,711	838,943	(177,232)	10,339,687	1,119,499	1,971,893	7,602,875	15,567,742
Redemptions (note 3)	(1,082,149)	(1,311,392)	(11,639,216)	(7,788,291)	(1,384,874)	(1,308,802)	(13,551,377)	(5,816,996)
Annuity benefits	(9,172)	(8,700)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,493)	(2,359)	(495,735)	(231,602)	(4,652)	(4,407)	(1,732,675)	(673,739)
Contingent deferred sales charges (note 2)	(1,108)	(3,490)	(69,650)	(94,512)	(4,527)	(5,025)	(287,904)	(108,273)
Adjustments to maintain reserves	1,364	1,057	(654)	(1,854)	(60)	260	(1,547)	(7,877)

Net equity transactions	(76,496)	(362,854)	20,827,512	21,593,669	253,290	1,194,719	128,240,660	90,732,182

Net change in contract owners’ equity	(174,379)	235,651	18,656,867	29,326,358	12,676	2,239,525	118,343,394	112,403,704
Contract owners’ equity beginning of period	5,488,728	5,253,077	90,382,178	61,055,820	9,603,062	7,363,537	226,550,215	114,146,511

Contract owners’ equity end of period	$5,314,349	5,488,728	109,039,045	90,382,178	9,615,738	9,603,062	344,893,609	226,550,215

CHANGES IN UNITS:
Beginning units	477,386	508,093	7,420,624	5,580,362	879,170	762,019	18,343,828	10,446,737
Units purchased	117,958	138,863	4,219,745	3,120,875	218,988	310,478	12,611,995	9,141,684
Units redeemed	(124,948)	(169,570)	(2,566,790)	(1,280,613)	(196,162)	(193,327)	(2,285,944)	(1,244,593)

Ending units	470,396	477,386	9,073,579	7,420,624	901,996	879,170	28,669,879	18,343,828

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF30S		FF30S2		FGOP		FGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$51,952	44,859	49,303	30,413	-	(175,200)	(3,535,127)	(3,666,356)
Realized gain (loss) on investments	(223,095)	(482,715)	(818,657)	(678,649)	-	2,696,753	(1,173,028)	(15,781,781)
Change in unrealized gain (loss) on investments	(144,597)	1,171,591	(526,674)	3,123,165	-	322,636	971,173	89,947,399
Reinvested capital gains	21,006	45,140	72,546	156,478	-	-	1,253,598	1,155,600

Net increase (decrease) in contract owners’ equity resulting from operations	(294,734)	778,875	(1,223,482)	2,631,407	-	2,844,189	(2,483,384)	71,654,862

Equity transactions:
Purchase payments received from contract owners (note 3)	639,682	565,208	2,424,041	2,968,511	-	290,616	5,119,757	6,097,660
Transfers between funds	470,807	959,466	1,850,153	157,460	-	(15,267,516)	(2,105,085)	(5,951,204)
Redemptions (note 3)	(592,693)	(968,091)	(2,068,048)	(1,636,027)	-	(2,225,735)	(48,833,620)	(48,615,322)
Annuity benefits	-	-	-	-	-	-	(101,221)	(100,721)
Contract maintenance charges (note 2)	(4,666)	(4,414)	(5,120)	(4,436)	-	(10,619)	(252,064)	(273,092)
Contingent deferred sales charges (note 2)	(2,874)	(10,728)	(26,114)	(18,087)	-	(5,221)	(48,400)	(61,613)
Adjustments to maintain reserves	(71)	1,151	(257)	(457)	-	2,306	6,997	7,465

Net equity transactions	510,185	542,592	2,174,655	1,466,964	-	(17,216,169)	(46,213,636)	(48,896,827)

Net change in contract owners’ equity	215,451	1,321,467	951,173	4,098,371	-	(14,371,980)	(48,697,020)	22,758,035
Contract owners’ equity beginning of period	6,737,911	5,416,444	22,968,325	18,869,954	-	14,371,980	377,094,313	354,336,278

Contract owners’ equity end of period	$6,953,362	6,737,911	23,919,498	22,968,325	-	-	328,397,293	377,094,313

CHANGES IN UNITS:
Beginning units	640,936	589,970	1,895,831	1,783,182	-	1,657,626	7,616,804	8,786,028
Units purchased	182,726	187,774	521,774	477,279	-	145,970	295,614	232,193
Units redeemed	(134,992)	(136,808)	(351,214)	(364,630)	-	(1,803,596)	(1,232,127)	(1,401,417)

Ending units	688,670	640,936	2,066,391	1,895,831	-	-	6,680,291	7,616,804

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FG2		FHIPR		FIGBS		FIGBP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,128,511)	(739,094)	1,226,818	1,592,266	510,999	621,477	4,820,399	5,419,976
Realized gain (loss) on investments	(2,380,823)	(1,666,959)	2,517,280	3,777,050	336,073	491,823	4,890,312	10,522,262
Change in unrealized gain (loss) on investments	499,281	12,467,308	(3,050,392)	(2,761,427)	(68,689)	467,549	1,164,428	9,738,715
Reinvested capital gains	269,866	176,958	-	-	748,306	325,830	11,376,584	4,715,302

Net increase (decrease) in contract owners’ equity resulting from operations	(2,740,187)	10,238,213	693,706	2,607,889	1,526,689	1,906,679	22,251,723	30,396,255

Equity transactions:
Purchase payments received from contract owners (note 3)	22,667,171	9,721,647	1,093,545	1,040,372	742,600	827,284	39,438,365	40,508,340
Transfers between funds	15,426,580	3,316,106	(805,093)	(63,664)	1,154,537	3,471,056	(37,805,528)	(120,889,695)
Redemptions (note 3)	(8,808,539)	(5,137,585)	(4,028,947)	(3,618,694)	(5,238,408)	(5,407,389)	(52,077,080)	(37,039,755)
Annuity benefits	(2,541)	(2,197)	-	-	(4,711)	(4,658)	(12,927)	(17,271)
Contract maintenance charges (note 2)	(168,201)	(58,419)	(6,930)	(7,075)	(7,915)	(9,111)	(1,458,800)	(1,532,932)
Contingent deferred sales charges (note 2)	(57,518)	(51,166)	(5,867)	(10,592)	(9,296)	(7,785)	(394,334)	(495,177)
Adjustments to maintain reserves	(1,012)	211	(118)	(292)	(161)	(462)	(1,601)	(1,418)

Net equity transactions	29,055,940	7,788,597	(3,753,410)	(2,659,945)	(3,363,354)	(1,131,065)	(52,311,905)	(119,467,908)

Net change in contract owners’ equity	26,315,753	18,026,810	(3,059,704)	(52,056)	(1,836,665)	775,614	(30,060,182)	(89,071,653)
Contract owners’ equity beginning of period	62,853,145	44,826,335	25,100,312	25,152,368	29,628,326	28,852,712	424,843,595	513,915,248

Contract owners’ equity end of period	$89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326	394,783,413	424,843,595

CHANGES IN UNITS:
Beginning units	4,203,897	3,652,787	2,166,797	2,439,833	2,303,690	2,383,390	33,793,486	43,332,353
Units purchased	4,471,418	1,656,436	1,500,256	1,410,293	567,398	889,884	8,867,895	8,850,172
Units redeemed	(2,583,021)	(1,105,326)	(1,813,748)	(1,683,329)	(828,764)	(969,584)	(12,973,326)	(18,389,039)

Ending units	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690	29,688,055	33,793,486

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FMCS		FMC2		FOP		FOPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(376,801)	(260,828)	(3,911,084)	(3,178,209)	(1,666)	24,528	(3,918)	16,545
Realized gain (loss) on investments	107,758	(739,010)	(746,414)	(3,955,894)	1,333,032	368,813	(626,677)	(360,401)
Change in unrealized gain (loss) on investments	(3,524,647)	7,173,888	(26,848,523)	58,356,537	(12,839,256)	6,620,606	(4,791,201)	3,609,263
Reinvested capital gains	47,717	87,760	446,500	710,996	123,690	124,665	58,558	59,679

Net increase (decrease) in contract owners’ equity resulting from operations	(3,745,973)	6,261,810	(31,059,521)	51,933,430	(11,384,200)	7,138,612	(5,363,238)	3,325,086

Equity transactions:
Purchase payments received from contract owners (note 3)	903,305	1,069,001	42,458,799	33,889,981	(1,426)	7	1,184,907	1,263,900
Transfers between funds	(3,036,006)	9,609,496	(14,591,118)	11,719,073	(1,420,251)	(1,458,578)	(1,170,848)	(1,480,423)
Redemptions (note 3)	(4,359,851)	(3,954,906)	(27,644,953)	(19,951,092)	(7,892,930)	(8,376,602)	(5,184,489)	(4,766,393)
Annuity benefits	(3,447)	(586)	(15,970)	(12,743)	(10,007)	(12,537)	(1,713)	(1,861)
Contract maintenance charges (note 2)	(11,338)	(9,428)	(604,425)	(316,759)	(40,284)	(46,317)	(11,661)	(13,895)
Contingent deferred sales charges (note 2)	(11,075)	(9,282)	(251,942)	(277,132)	(2,030)	(3,041)	(12,640)	(15,136)
Adjustments to maintain reserves	1,196	(3,682)	1,959	81	358	4,210	194	3,047

Net equity transactions	(6,517,216)	6,700,613	(647,650)	25,051,409	(9,366,570)	(9,892,858)	(5,196,250)	(5,010,761)

Net change in contract owners’ equity	(10,263,189)	12,962,423	(31,707,171)	76,984,839	(20,750,770)	(2,754,246)	(10,559,488)	(1,685,675)
Contract owners’ equity beginning of period	35,188,523	22,226,100	264,942,872	187,958,033	70,400,712	73,154,958	33,512,276	35,197,951

Contract owners’ equity end of period	$24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712	22,952,788	33,512,276

CHANGES IN UNITS:
Beginning units	2,988,963	2,397,217	10,137,469	9,082,067	2,742,146	3,184,055	2,228,091	2,611,534
Units purchased	742,257	1,400,540	3,372,714	3,478,637	(67)	-	170,497	221,624
Units redeemed	(1,329,632)	(808,794)	(3,368,355)	(2,423,235)	(376,745)	(441,909)	(532,448)	(605,067)

Ending units	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146	1,866,140	2,228,091

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FO2		FO2R		FVSS		FTVIS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,392)	(10,238)	(150,229)	(155,288)	(35,629)	(68,031)	5,635,603	5,906,513
Realized gain (loss) on investments	36,814	(35,698)	(4,155,340)	(5,340,828)	687,635	(1,245,208)	(2,972,293)	(2,825,865)
Change in unrealized gain (loss) on investments	(573,548)	435,592	(6,494,327)	11,614,533	(1,295,073)	2,827,530	(1,686,046)	9,287,109
Reinvested capital gains	7,011	6,998	108,894	107,480	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(541,115)	396,654	(10,691,002)	6,225,897	(643,067)	1,514,291	977,264	12,367,757

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(17)	11,247,420	8,057,171	124,631	214,711	14,661,470	10,337,411
Transfers between funds	(78,252)	(92,493)	(1,957,303)	(2,099,503)	(674,304)	447,023	4,227,422	5,133,496
Redemptions (note 3)	(867,520)	(293,688)	(5,549,915)	(4,821,511)	(1,045,709)	(1,202,523)	(16,432,264)	(12,244,742)
Annuity benefits	-	-	(1,092)	(6,611)	-	(1,376)	(25,365)	(19,269)
Contract maintenance charges (note 2)	(426)	(479)	(144,003)	(81,431)	(3,083)	(3,639)	(13,935)	(13,546)
Contingent deferred sales charges (note 2)	(805)	(1,142)	(51,729)	(82,598)	(2,028)	(2,701)	(85,474)	(119,936)
Adjustments to maintain reserves	(138)	(57)	(1,170)	(3,232)	22	(97)	2,313	(966)

Net equity transactions	(947,141)	(387,876)	3,542,208	962,285	(1,600,471)	(548,602)	2,334,167	3,072,448

Net change in contract owners’ equity	(1,488,256)	8,778	(7,148,794)	7,188,182	(2,243,538)	965,689	3,311,431	15,440,205
Contract owners’ equity beginning of period	3,912,132	3,903,354	60,204,442	53,016,260	7,964,920	6,999,231	127,811,632	112,371,427

Contract owners’ equity end of period	$2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920	131,123,063	127,811,632

CHANGES IN UNITS:
Beginning units	198,160	224,881	4,618,811	4,511,884	540,940	592,992	10,974,594	10,706,434
Units purchased	20,459	25,489	1,798,978	1,730,747	71,862	249,001	2,876,195	2,809,474
Units redeemed	(69,017)	(52,210)	(1,419,691)	(1,623,820)	(180,703)	(301,053)	(2,683,639)	(2,541,314)

Ending units	149,602	198,160	4,998,098	4,618,811	432,099	540,940	11,167,150	10,974,594

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(32,734)	(7,200)	(1,443,578)	(1,568,786)	(170,829)	17,314	10,061	20,490
Realized gain (loss) on investments	1,514,217	(274,493)	12,258,988	6,312,921	(2,498,885)	(5,077,579)	163,587	23,162
Change in unrealized gain (loss) on investments	1,090,945	11,999,565	(16,606,531)	32,414,932	(3,115,486)	9,737,861	(639,255)	280,684
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,572,428	11,717,872	(5,791,121)	37,159,067	(5,785,200)	4,677,596	(465,607)	324,336

Equity transactions:
Purchase payments received from contract owners (note 3)	696,473	760,707	12,952,878	10,840,678	489,824	817,893	-	2,085
Transfers between funds	(1,644,548)	45,097	(3,952,355)	(50,543,704)	(522,461)	(3,317,708)	(161,355)	(237,068)
Redemptions (note 3)	(13,391,190)	(9,210,237)	(18,480,749)	(13,436,969)	(3,472,143)	(3,370,005)	(1,209,944)	(397,089)
Annuity benefits	(10,552)	(6,817)	(7,838)	(6,021)	-	-	(311)	(360)
Contract maintenance charges (note 2)	(7,611)	(8,840)	(394,940)	(464,955)	(4,255)	(5,017)	(360)	(401)
Contingent deferred sales charges (note 2)	(51,403)	(84,347)	(123,239)	(186,998)	(21,146)	(24,795)	(2,035)	(4,627)
Adjustments to maintain reserves	(908)	8	(847)	7,250	(784)	2,829	(88)	(99)

Net equity transactions	(14,409,739)	(8,504,429)	(10,007,090)	(53,790,719)	(3,530,965)	(5,896,803)	(1,374,093)	(637,559)

Net change in contract owners’ equity	(11,837,311)	3,213,443	(15,798,211)	(16,631,652)	(9,316,165)	(1,219,207)	(1,839,700)	(313,223)
Contract owners’ equity beginning of period	72,181,881	68,968,438	165,737,199	182,368,851	35,662,153	36,881,360	5,314,465	5,627,688

Contract owners’ equity end of period	$60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153	3,474,765	5,314,465

CHANGES IN UNITS:
Beginning units	4,554,255	5,182,224	7,692,944	10,676,595	1,928,435	2,307,480	264,742	300,587
Units purchased	705,267	604,527	2,550,062	2,202,608	311,944	486,051	20,816	18,837
Units redeemed	(1,621,899)	(1,232,496)	(2,888,831)	(5,186,259)	(521,395)	(865,096)	(89,299)	(54,682)

Ending units	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435	196,259	264,742

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF3		FTVGI3		FTVFA2		AMTB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,766	27,951	4,551,783	(110,061)	(310,427)	101,973	3,714,429	7,600,716
Realized gain (loss) on investments	509,671	(2,834,134)	1,453,221	873,615	790,311	356,290	(6,287,137)	(12,374,159)
Change in unrealized gain (loss) on investments	(9,760,218)	8,258,267	(9,649,489)	9,212,709	(1,269,714)	992,127	(30,885)	13,669,559
Reinvested capital gains	-	-	717,904	217,667	-	1,277	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,173,781)	5,452,084	(2,926,581)	10,193,930	(789,830)	1,451,667	(2,603,593)	8,896,116

Equity transactions:
Purchase payments received from contract owners (note 3)	1,055,095	1,542,319	16,249,940	6,784,034	5,571,187	5,868,945	12,662,100	13,480,933
Transfers between funds	(1,453,018)	(4,298,679)	2,805,760	17,570,913	1,022,679	754,855	(9,337,382)	(61,267,802)
Redemptions (note 3)	(7,582,065)	(6,354,505)	(12,747,147)	(9,080,254)	(1,010,480)	(2,955,036)	(29,093,636)	(22,212,629)
Annuity benefits	(2,410)	(2,495)	(20,543)	(15,955)	-	-	(56,488)	(110,652)
Contract maintenance charges (note 2)	(210,458)	(202,972)	(12,403)	(11,515)	(1,652)	(1,095)	(547,113)	(622,650)
Contingent deferred sales charges (note 2)	(52,615)	(82,895)	(48,687)	(54,012)	(4,108)	(2,459)	(171,683)	(212,614)
Adjustments to maintain reserves	(593)	2,058	(526)	(12,996)	(328)	(1,772)	(2,277)	(1,486)

Net equity transactions	(8,246,064)	(9,397,169)	6,226,394	15,180,215	5,577,298	3,663,438	(26,546,479)	(70,946,900)

Net change in contract owners’ equity	(17,419,845)	(3,945,085)	3,299,813	25,374,145	4,787,468	5,115,105	(29,150,072)	(62,050,784)
Contract owners’ equity beginning of period	87,868,308	91,813,393	103,437,839	78,063,694	16,874,811	11,759,706	200,545,960	262,596,744

Contract owners’ equity end of period	$70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811	171,395,888	200,545,960

CHANGES IN UNITS:
Beginning units	6,154,147	6,859,765	6,305,385	5,360,877	1,840,165	1,391,741	18,038,619	24,900,539
Units purchased	657,527	657,299	2,441,844	2,422,334	1,066,363	986,938	4,081,983	4,353,798
Units redeemed	(1,198,476)	(1,362,917)	(2,099,093)	(1,477,826)	(468,514)	(538,514)	(6,767,918)	(11,215,718)

Ending units	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165	15,352,684	18,038,619

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTG		AMGP		AMINS		AMTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(193)	(232)	-	-	(7)	(3)	(310)	(137)
Realized gain (loss) on investments	6,699	17,863	-	-	(522)	(95)	5,416	452
Change in unrealized gain (loss) on investments	(6,526)	(7,856)	-	-	-	(1)	(6,876)	6,082
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20)	9,775	-	-	(529)	(99)	(1,770)	6,397

Equity transactions:
Purchase payments received from contract owners (note 3)	(719)	(166)	-	(8)	1,921	48,136	(7,448)	(36,937)
Transfers between funds	841	(129)	-	9	(1,175)	(40,791)	(24,671)	24,559
Redemptions (note 3)	(8,398)	7,278	-	-	(112)	(6,608)	(6)	39,552
Annuity benefits	(5,421)	(7,871)	-	-	-	-	(2,893)	(2,578)
Contract maintenance charges (note 2)	(49)	(207)	-	-	(105)	(643)	(12)	23
Contingent deferred sales charges (note 2)	-	1,091	-	-	-	-	-	(24)
Adjustments to maintain reserves	1,376	(4,265)	-	(1)	-	5	951	813

Net equity transactions	(12,370)	(4,269)	-	-	529	99	(34,079)	25,408

Net change in contract owners’ equity	(12,390)	5,506	-	-	-	-	(35,849)	31,805
Contract owners’ equity beginning of period	25,320	19,814	-	-	-	-	53,055	21,250

Contract owners’ equity end of period	$12,930	25,320	-	-	-	-	17,206	53,055

CHANGES IN UNITS:
Beginning units	153	12	-	-	-	-	999	-
Units purchased	-	146	-	3	2,240	5,556	1	2,459
Units redeemed	(148)	(5)	-	(3)	(2,240)	(5,556)	(1,000)	(1,460)

Ending units	5	153	-	-	-	-	-	999

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMRS		AMFAS		AMSRS		OVMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(82,712)	(62,280)	(363,459)	(409,814)	468,616	48,938
Realized gain (loss) on investments	-	-	728,680	(728,803)	(832,132)	(1,214,608)	(1,167,336)	(3,653,058)
Change in unrealized gain (loss) on investments	-	-	(869,758)	1,375,485	(354,006)	7,053,405	540,337	8,793,270
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(223,790)	584,402	(1,549,597)	5,428,983	(158,383)	5,189,150

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,294	103,795	114,716	718,330	799,156	398,729	791,672
Transfers between funds	-	8,417	(919,169)	1,998,037	158,409	1,795,865	(939,428)	(1,703,465)
Redemptions (note 3)	-	(16,711)	(957,732)	(556,345)	(4,052,911)	(2,665,073)	(6,426,728)	(7,162,615)
Annuity benefits	-	-	-	-	(7,046)	(2,682)	(12,018)	(8,391)
Contract maintenance charges (note 2)	-	-	(1,466)	(1,311)	(10,322)	(10,796)	(25,683)	(30,250)
Contingent deferred sales charges (note 2)	-	-	(2,207)	(2,005)	(24,315)	(25,075)	(7,243)	(6,203)
Adjustments to maintain reserves	-	-	(307)	(292)	6,944	3,944	(271)	(4,363)

Net equity transactions	-	-	(1,777,086)	1,552,800	(3,210,911)	(104,661)	(7,012,642)	(8,123,615)

Net change in contract owners’ equity	-	-	(2,000,876)	2,137,202	(4,760,508)	5,324,322	(7,171,025)	(2,934,465)
Contract owners’ equity beginning of period	-	-	6,223,316	4,086,114	32,348,075	27,023,753	48,048,880	50,983,345

Contract owners’ equity end of period	$-	-	4,222,440	6,223,316	27,587,567	32,348,075	40,877,855	48,048,880

CHANGES IN UNITS:
Beginning units	-	-	480,243	371,443	2,033,231	2,058,008	2,027,729	2,404,729
Units purchased	-	1,657	450,321	297,945	415,960	487,146	27,873	43,597
Units redeemed	-	(1,657)	(595,245)	(189,145)	(644,674)	(511,923)	(317,748)	(420,597)

Ending units	-	-	335,319	480,243	1,804,517	2,033,231	1,737,854	2,027,729

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVB		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(544,386)	-	(458,008)	1,791,960	219,581	(5,284)	85,080
Realized gain (loss) on investments	-	2,014,524	-	5,202,460	(3,308,468)	(3,620,686)	1,249,806	556,222
Change in unrealized gain (loss) on investments	-	541,792	-	(2,127,409)	4,069,721	7,422,046	(6,641,561)	7,723,897
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,011,930	-	2,617,043	2,553,213	4,020,941	(5,397,039)	8,365,199

Equity transactions:
Purchase payments received from contract owners (note 3)	-	651,219	-	947,884	559,852	701,672	2,422,146	2,527,645
Transfers between funds	-	(38,330,419)	-	(44,842,183)	(546,661)	(1,006,520)	(1,254,206)	(1,958,377)
Redemptions (note 3)	-	(4,412,489)	-	(6,011,453)	(6,650,841)	(6,039,727)	(10,907,147)	(9,776,125)
Annuity benefits	-	-	-	(15,656)	(8,726)	(8,498)	(10,229)	(10,417)
Contract maintenance charges (note 2)	-	(15,047)	-	(30,536)	(19,464)	(22,526)	(24,172)	(27,637)
Contingent deferred sales charges (note 2)	-	(52,899)	-	(15,978)	(10,633)	(8,788)	(34,522)	(32,346)
Adjustments to maintain reserves	-	248	-	(81,119)	3,028	2,603	7	2,629

Net equity transactions	-	(42,159,387)	-	(50,049,041)	(6,673,445)	(6,381,784)	(9,808,123)	(9,274,628)

Net change in contract owners’ equity	-	(40,147,457)	-	(47,431,998)	(4,120,232)	(2,360,843)	(15,205,162)	(909,429)
Contract owners’ equity beginning of period	-	40,147,457	-	47,431,998	40,248,584	42,609,427	65,157,194	66,066,623

Contract owners’ equity end of period	$-	-	-	-	36,128,352	40,248,584	49,952,032	65,157,194

CHANGES IN UNITS:
Beginning units	-	3,035,663	-	3,323,768	2,443,496	2,839,959	3,037,983	3,525,444
Units purchased	-	255,464	-	97,338	106,922	151,435	243,705	252,926
Units redeemed	-	(3,291,127)	-	(3,421,106)	(494,684)	(547,898)	(708,920)	(740,387)

Ending units	-	-	-	-	2,055,734	2,443,496	2,572,768	3,037,983

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGS4		OVGS		OVGSS		OVHI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(289,026)	(162,565)	(28,433)	160,617	(28,966)	(15,259)	47,513	22,999
Realized gain (loss) on investments	(593,653)	(1,000,580)	9,155,029	8,201,720	277,223	144,851	10,667	90,896
Change in unrealized gain (loss) on investments	(6,028,612)	9,908,518	(19,988,626)	8,742,885	(1,062,068)	1,187,915	(79,705)	(24,700)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,911,291)	8,745,373	(10,862,030)	17,105,222	(813,811)	1,317,507	(21,525)	89,195

Equity transactions:
Purchase payments received from contract owners (note 3)	5,312,978	3,648,389	3,819	60	44	772	37,379	47,955
Transfers between funds	(1,193,244)	(2,312,676)	(3,571,171)	(3,887,700)	(341,334)	(680,275)	35,216	103,749
Redemptions (note 3)	(8,007,480)	(5,551,510)	(14,592,300)	(16,389,889)	(1,749,994)	(1,582,132)	(125,397)	(65,716)
Annuity benefits	(4,217)	(591)	(31,173)	(32,381)	-	-	-	-
Contract maintenance charges (note 2)	(8,438)	(8,778)	(55,550)	(63,811)	(982)	(1,065)	(273)	(305)
Contingent deferred sales charges (note 2)	(62,164)	(60,821)	(5,031)	(8,804)	(983)	(12,386)	(166)	(40)
Adjustments to maintain reserves	4,842	249	644	(24,402)	(233)	228	(45)	(61)

Net equity transactions	(3,957,723)	(4,285,738)	(18,250,762)	(20,406,927)	(2,093,482)	(2,274,858)	(53,286)	85,582

Net change in contract owners’ equity	(10,869,014)	4,459,635	(29,112,792)	(3,301,705)	(2,907,293)	(957,351)	(74,811)	174,777
Contract owners’ equity beginning of period	71,541,253	67,081,618	131,498,332	134,800,037	10,268,381	11,225,732	557,028	382,251

Contract owners’ equity end of period	$60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	482,217	557,028

CHANGES IN UNITS:
Beginning units	4,965,773	5,304,073	3,271,262	3,835,051	466,144	584,534	196,791	153,077
Units purchased	880,059	572,329	77	-	45,732	44,325	124,033	367,487
Units redeemed	(1,180,365)	(910,629)	(455,229)	(563,789)	(143,784)	(162,715)	(145,061)	(323,773)

Ending units	4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	175,763	196,791

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVHI4		OVHI		OVHIS		OVGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$586,860	274,978	4,049	2,246	248,271	161,244	(53,651)	(23,433)
Realized gain (loss) on investments	596,792	804,994	(81,366)	(4,627)	(2,885,033)	(2,094,904)	140,383	(87,059)
Change in unrealized gain (loss) on investments	(1,488,525)	(217,501)	77,454	8,272	2,539,282	2,350,135	(263,162)	1,818,433
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(304,873)	862,471	137	5,891	(97,480)	416,475	(176,430)	1,707,941

Equity transactions:
Purchase payments received from contract owners (note 3)	314,199	338,491	-	-	75	3	330,574	428,671
Transfers between funds	863,308	156,026	(514)	(148)	(323,301)	(247,613)	(155,476)	(811,237)
Redemptions (note 3)	(1,269,909)	(888,426)	(25,838)	(705)	(537,967)	(355,029)	(1,710,986)	(2,222,224)
Annuity benefits	-	-	-	-	(132)	(879)	(10,101)	(3,477)
Contract maintenance charges (note 2)	(747)	(724)	(13)	(13)	(513)	(666)	(8,047)	(9,287)
Contingent deferred sales charges (note 2)	(7,676)	(5,910)	(9)	-	(1,211)	(3,592)	(4,289)	(11,082)
Adjustments to maintain reserves	(250)	(275)	(13)	(16)	(298)	(352)	198	(5,509)

Net equity transactions	(101,075)	(400,818)	(26,387)	(882)	(863,347)	(608,128)	(1,558,127)	(2,634,145)

Net change in contract owners’ equity	(405,948)	461,653	(26,250)	5,009	(960,827)	(191,653)	(1,734,557)	(926,204)
Contract owners’ equity beginning of period	7,562,792	7,101,139	49,546	44,537	3,457,324	3,648,977	12,958,985	13,885,189

Contract owners’ equity end of period	$7,156,844	7,562,792	23,296	49,546	2,496,497	3,457,324	11,224,428	12,958,985

CHANGES IN UNITS:
Beginning units	2,685,043	2,841,679	16,199	16,502	856,240	1,019,129	1,392,924	1,710,096
Units purchased	1,826,898	1,605,026	-	-	107,168	44,162	128,555	127,262
Units redeemed	(1,879,310)	(1,761,662)	(8,318)	(303)	(321,174)	(207,051)	(297,877)	(444,434)

Ending units	2,632,631	2,685,043	7,881	16,199	642,234	856,240	1,223,602	1,392,924

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGIS		OVSC		OVSCS		OVAG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,581,367)	(2,439,041)	(30,238)	(24,629)	(551,854)	(449,933)	(148,752)	(110,071)
Realized gain (loss) on investments	(10,516,619)	(42,293,327)	582,351	385,397	2,622,797	1,139,444	(121,631)	(242,080)
Change in unrealized gain (loss) on investments	9,101,558	79,731,748	(782,465)	405,776	(3,413,977)	7,061,131	(102,654)	2,324,724
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,996,428)	34,999,380	(230,352)	766,544	(1,343,034)	7,750,642	(373,037)	1,972,573

Equity transactions:
Purchase payments received from contract owners (note 3)	12,706,693	11,091,864	212,703	154,475	8,540,960	5,488,712	346,842	315,046
Transfers between funds	(11,850,584)	(82,185,141)	515,063	(518,076)	940,489	348,812	1,955,345	383,865
Redemptions (note 3)	(28,437,308)	(20,982,246)	(553,693)	(815,706)	(4,122,193)	(3,037,218)	(1,579,753)	(1,279,235)
Annuity benefits	(1,497)	(1,326)	(468)	(418)	(1,649)	(196)	-	-
Contract maintenance charges (note 2)	(785,314)	(1,003,204)	(1,401)	(1,472)	(99,384)	(52,301)	(7,690)	(7,732)
Contingent deferred sales charges (note 2)	(223,529)	(306,102)	(1,503)	(1,135)	(30,136)	(30,891)	(4,498)	(7,480)
Adjustments to maintain reserves	(1,037)	6,301	(106)	(937)	2,128	(1,545)	187	935

Net equity transactions	(28,592,576)	(93,379,854)	170,595	(1,183,269)	5,230,215	2,715,373	710,433	(594,601)

Net change in contract owners’ equity	(32,589,004)	(58,380,474)	(59,757)	(416,725)	3,887,181	10,466,015	337,396	1,377,972
Contract owners’ equity beginning of period	248,931,820	307,312,294	4,067,764	4,484,489	46,158,296	35,692,281	9,846,584	8,468,612

Contract owners’ equity end of period	$216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

CHANGES IN UNITS:
Beginning units	17,274,630	24,250,057	411,283	552,543	2,225,257	2,081,552	1,833,474	1,983,089
Units purchased	2,902,651	3,504,682	259,814	136,432	968,998	634,593	1,209,307	306,299
Units redeemed	(4,889,352)	(10,480,109)	(250,978)	(277,692)	(660,301)	(490,888)	(1,142,164)	(455,914)

Ending units	15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVFAD		PMVLAD		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,420	(27,682)	(129,068)	(303,815)	245,053	-	(7,543)	267
Realized gain (loss) on investments	610,773	238,768	485,376	638,544	(2,822)	-	(606,386)	(531,838)
Change in unrealized gain (loss) on investments	425,383	939,618	(2,419,505)	5,115,871	(970,242)	-	437,749	925,398
Reinvested capital gains	73,207	141,853	-	660,860	835,917	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,197,783	1,292,557	(2,063,197)	6,111,460	107,906	-	(176,180)	393,827

Equity transactions:
Purchase payments received from contract owners (note 3)	4,148,576	5,563,155	71,828,103	50,786,258	43,402,248	-	25,101	70,830
Transfers between funds	2,732,798	4,982,988	14,125,276	8,823,015	22,982,635	-	(84,556)	(158,372)
Redemptions (note 3)	(2,655,456)	(1,324,483)	(26,147,617)	(14,009,708)	(1,119,580)	-	(709,127)	(513,468)
Annuity benefits	-	-	(572)	(543)	-	-	-	-
Contract maintenance charges (note 2)	(1,604)	(1,201)	(913,678)	(591,612)	(27,481)	-	(554)	(617)
Contingent deferred sales charges (note 2)	(7,003)	(8,038)	(199,377)	(187,479)	(8,887)	-	(2,302)	(3,869)
Adjustments to maintain reserves	(1,339)	344	(5,964)	3,267	(9,593)	-	(259)	52

Net equity transactions	4,215,972	9,212,765	58,686,171	44,823,198	65,219,342	-	(771,697)	(605,444)

Net change in contract owners’ equity	5,413,755	10,505,322	56,622,974	50,934,658	65,327,248	-	(947,877)	(211,617)
Contract owners’ equity beginning of period	17,556,731	7,051,409	203,962,596	153,027,938	-	-	3,507,688	3,719,305

Contract owners’ equity end of period	$22,970,486	17,556,731	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688

CHANGES IN UNITS:
Beginning units	1,500,572	649,344	18,042,359	14,013,653	-	-	275,411	329,454
Units purchased	1,265,349	1,621,274	13,186,257	11,267,961	7,565,330	-	52,419	34,597
Units redeemed	(928,168)	(770,046)	(8,056,947)	(7,239,255)	(1,025,009)	-	(114,832)	(88,640)

Ending units	1,837,753	1,500,572	23,171,669	18,042,359	6,540,321	-	212,998	275,411

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PVTIGB		PVTVB		AVBV2		AVCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,953	13,592	(59,022)	(11,210)	(63)	(122)	(112,786)	(83,421)
Realized gain (loss) on investments	(32,882)	(25,323)	379,283	175,040	672	717	(114,742)	(440,367)
Change in unrealized gain (loss) on investments	(67,628)	58,937	(1,159,581)	433,795	(531)	(175)	(401,054)	1,408,817
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,557)	47,206	(839,320)	597,625	78	420	(628,582)	885,029

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,816	133,759	39	(168)	81,949	98,420
Transfers between funds	(31,881)	(23,220)	277,956	825,860	(39)	(4,729)	(106,757)	(467,154)
Redemptions (note 3)	(137,736)	(78,144)	(521,357)	(429,996)	-	5,141	(1,058,709)	(826,371)
Annuity benefits	-	-	-	-	(4,779)	(4,784)	(1,230)	(1,179)
Contract maintenance charges (note 2)	(82)	(89)	(470)	(458)	-	(1)	(2,531)	(2,656)
Contingent deferred sales charges (note 2)	(16)	(938)	(1,159)	(4,323)	-	-	(5,308)	(8,629)
Adjustments to maintain reserves	(67)	(55)	(110)	(998)	15	164	(384)	(463)

Net equity transactions	(169,782)	(102,446)	(243,324)	523,844	(4,764)	(4,377)	(1,092,970)	(1,208,032)

Net change in contract owners’ equity	(259,339)	(55,240)	(1,082,644)	1,121,469	(4,686)	(3,957)	(1,721,552)	(323,003)
Contract owners’ equity beginning of period	626,033	681,273	3,997,037	2,875,568	8,794	12,751	7,431,040	7,754,043

Contract owners’ equity end of period	$366,694	626,033	2,914,393	3,997,037	4,108	8,794	5,709,488	7,431,040

CHANGES IN UNITS:
Beginning units	39,549	46,786	248,463	213,154	-	-	579,187	687,506
Units purchased	1,067	3,711	137,865	143,627	(159)	6	92,123	99,289
Units redeemed	(12,279)	(10,948)	(164,600)	(108,318)	159	(6)	(180,480)	(207,608)

Ending units	28,337	39,549	221,728	248,463	-	-	490,830	579,187

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCD2		VYDS		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(425,704)	(332,638)	(3,072)	(3,309)	-	(570,283)	-	(203,552)
Realized gain (loss) on investments	(4,005,304)	(2,174,243)	(57,508)	(25,447)	-	6,828,427	-	(6,757,262)
Change in unrealized gain (loss) on investments	2,139,793	5,734,180	16,550	77,984	-	(1,858,084)	-	14,634,695
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,291,215)	3,227,299	(44,030)	49,228	-	4,400,060	-	7,673,881

Equity transactions:
Purchase payments received from contract owners (note 3)	4,465,249	3,153,675	26,609	9,407	-	649,103	-	1,181,314
Transfers between funds	220,884	(730,703)	(102,794)	(6,307)	-	(38,344,020)	-	(78,102,692)
Redemptions (note 3)	(2,512,531)	(2,013,879)	(58,353)	(57,213)	-	(4,256,971)	-	(5,352,320)
Annuity benefits	-	-	-	-	-	(2,839)	-	(2,957)
Contract maintenance charges (note 2)	(73,499)	(40,587)	(135)	(143)	-	(33,065)	-	(118,410)
Contingent deferred sales charges (note 2)	(28,125)	(23,657)	(27)	(34)	-	(60,378)	-	(63,531)
Adjustments to maintain reserves	(734)	(1,336)	(7)	(14)	-	10,273	-	(1,513)

Net equity transactions	2,071,244	343,513	(134,707)	(54,304)	-	(42,037,897)	-	(82,460,109)

Net change in contract owners’ equity	(219,971)	3,570,812	(178,737)	(5,076)	-	(37,637,837)	-	(74,786,228)
Contract owners’ equity beginning of period	23,011,080	19,440,268	526,739	531,815	-	37,637,837	-	74,786,228

Contract owners’ equity end of period	$22,791,109	23,011,080	348,002	526,739	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,298,000	1,278,768	38,329	43,065	-	3,605,643	-	7,776,288
Units purchased	846,862	383,994	2,805	1,032	-	1,421,865	-	869,112
Units redeemed	(730,334)	(364,762)	(13,692)	(5,768)	-	(5,027,508)	-	(8,645,400)

Ending units	1,414,528	1,298,000	27,442	38,329	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRHS2		TRLT2		VWBFR		VWBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(205,865)	(14,972)	-	2	398,577	148,817	799,031	299,117
Realized gain (loss) on investments	191,366	(4,892)	-	-	(16,148)	(33,954)	(112,445)	(119,580)
Change in unrealized gain (loss) on investments	(811,736)	306,444	-	-	(133,246)	190,809	(151,075)	428,734
Reinvested capital gains	-	-	-	-	121,547	-	243,995	-

Net increase (decrease) in contract owners’ equity resulting from operations	(826,235)	286,580	-	2	370,730	305,672	779,506	608,271

Equity transactions:
Purchase payments received from contract owners (note 3)	3,367,389	690,956	-	(365)	167,392	112,215	13,537	(68)
Transfers between funds	22,636,118	2,298,567	-	893	344,874	(329,249)	(302,294)	(198,382)
Redemptions (note 3)	(1,226,618)	(97,000)	-	(548)	(1,032,678)	(752,131)	(1,346,118)	(1,465,294)
Annuity benefits	-	-	-	-	-	-	(3,534)	(2,395)
Contract maintenance charges (note 2)	(1,538)	(100)	-	6	(1,582)	(1,852)	(6,255)	(7,162)
Contingent deferred sales charges (note 2)	(8,818)	(2,377)	-	-	(547)	(1,736)	(215)	(315)
Adjustments to maintain reserves	(752)	(119)	-	1	(1,034)	(9,094)	934	969

Net equity transactions	24,765,781	2,889,927	-	(13)	(523,575)	(981,847)	(1,643,945)	(1,672,647)

Net change in contract owners’ equity	23,939,546	3,176,507	-	(11)	(152,845)	(676,175)	(864,439)	(1,064,376)
Contract owners’ equity beginning of period	3,176,507	-	-	11	5,983,174	6,659,349	12,284,956	13,349,332

Contract owners’ equity end of period	$27,116,053	3,176,507	-	-	5,830,329	5,983,174	11,420,517	12,284,956

CHANGES IN UNITS:
Beginning units	301,680	-	-	1	437,415	509,578	511,066	581,103
Units purchased	3,364,199	389,912	-	276	89,462	53,436	-	-
Units redeemed	(1,296,951)	(88,232)	-	(277)	(127,502)	(125,599)	(65,143)	(70,037)

Ending units	2,368,928	301,680	-	-	399,375	437,415	445,923	511,066

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWEMR		VWEM		VWHAR		VWHA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,913)	(138,158)	(45,550)	(159,116)	(242,307)	(360,401)	(32,427)	(286,967)
Realized gain (loss) on investments	1,458,164	(1,653,517)	(2,137,349)	(1,847,822)	(358,911)	(481,359)	2,234,334	3,549,813
Change in unrealized gain (loss) on investments	(6,253,902)	6,149,883	(3,557,569)	7,028,655	(12,271,602)	11,218,034	(8,124,985)	4,258,555
Reinvested capital gains	-	-	-	-	674,581	-	407,783	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,807,651)	4,358,208	(5,740,468)	5,021,717	(12,198,239)	10,376,274	(5,515,295)	7,521,401

Equity transactions:
Purchase payments received from contract owners (note 3)	617,855	644,719	-	(15)	11,142,816	5,012,352	1,406	22
Transfers between funds	(5,284,411)	918,872	(1,046,520)	(598,977)	8,050,481	11,771,600	(819,801)	(1,128,234)
Redemptions (note 3)	(2,461,309)	(2,523,622)	(2,366,960)	(2,332,627)	(6,217,849)	(4,569,271)	(2,636,150)	(5,195,002)
Annuity benefits	(4,040)	(3,995)	(6,448)	(7,890)	(6,032)	(5,213)	(3,053)	(3,352)
Contract maintenance charges (note 2)	(5,154)	(6,087)	(10,017)	(11,632)	(13,198)	(11,112)	(13,419)	(14,259)
Contingent deferred sales charges (note 2)	(1,943)	(3,010)	(1,176)	(2,434)	(20,399)	(13,710)	(422)	(1,680)
Adjustments to maintain reserves	146	(222)	1,004	(198)	(6,975)	81,390	427	1,170

Net equity transactions	(7,138,856)	(973,345)	(3,430,117)	(2,953,773)	12,928,844	12,266,036	(3,471,012)	(6,341,335)

Net change in contract owners’ equity	(11,946,507)	3,384,863	(9,170,585)	2,067,944	730,605	22,642,310	(8,986,307)	1,180,066
Contract owners’ equity beginning of period	23,339,765	19,954,902	23,980,267	21,912,323	53,770,682	31,128,372	34,084,152	32,904,086

Contract owners’ equity end of period	$11,393,258	23,339,765	14,809,682	23,980,267	54,501,287	53,770,682	25,097,845	34,084,152

CHANGES IN UNITS:
Beginning units	827,950	886,135	946,130	1,081,816	2,350,975	1,143,054	619,064	761,288
Units purchased	119,749	307,759	-	-	2,531,203	1,712,246	1	-
Units redeemed	(396,443)	(365,944)	(148,685)	(135,686)	(1,412,507)	(504,325)	(66,761)	(142,224)

Ending units	551,256	827,950	797,445	946,130	3,469,671	2,350,975	552,304	619,064

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRASP		WRPCP		WRPMP		WRPMAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(500,298)	(297,396)	(1,047)	-	4,002	(37)	29,602	-
Realized gain (loss) on investments	1,577,566	1,312,225	(10,031)	-	(2,911)	2	(26,852)	-
Change in unrealized gain (loss) on investments	(10,208,797)	4,373,525	(3,265)	-	(63,776)	3,014	(755,920)	-
Reinvested capital gains	-	-	652	-	15,295	-	107,545	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,131,529)	5,388,354	(13,691)	-	(47,390)	2,979	(645,625)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	27,069,234	19,931,616	933,390	-	4,782,149	25,000	14,337,201	-
Transfers between funds	8,920,842	22,206,330	87,869	-	(24,265)	-	(16,720)	-
Redemptions (note 3)	(10,852,045)	(4,950,301)	(877)	-	(61,827)	-	(68,113)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8,908)	(6,238)	-	-	(255)	-	(123)	-
Contingent deferred sales charges (note 2)	(66,987)	(35,512)	-	-	-	-	-	-
Adjustments to maintain reserves	606	7,115	1	-	1	3	(5)	-

Net equity transactions	25,062,742	37,153,010	1,020,383	-	4,695,803	25,003	14,252,240	-

Net change in contract owners’ equity	15,931,213	42,541,364	1,006,692	-	4,648,413	27,982	13,606,615	-
Contract owners’ equity beginning of period	77,797,454	35,256,090	-	-	27,982	-	-	-

Contract owners’ equity end of period	$93,728,667	77,797,454	1,006,692	-	4,676,395	27,982	13,606,615	-

CHANGES IN UNITS:
Beginning units	6,143,715	2,978,019	-	-	2,491	-	-	-
Units purchased	4,827,421	5,430,985	103,588	-	428,766	2,491	1,255,458	-
Units redeemed	(2,869,668)	(2,265,289)	(11,255)	-	(7,100)	-	(24,900)	-

Ending units	8,101,468	6,143,715	92,333	-	424,157	2,491	1,230,558	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRPMCP		SVDF		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(202)	-	(468)	(465)	(3,414)	(1,859)	(423,134)	(341,943)
Realized gain (loss) on investments	(9,500)	-	2,076	9,707	26,894	15,502	1,060,262	1,582,023
Change in unrealized gain (loss) on investments	(12,010)	-	(1,575)	1,944	(42,438)	51,989	(2,072,670)	2,464,303
Reinvested capital gains	3,950	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,762)	-	33	11,186	(18,958)	65,632	(1,435,542)	3,704,383

Equity transactions:
Purchase payments received from contract owners (note 3)	1,661,641	-	2,363	71	(14,154)	(56,021)	8,919,613	7,483,170
Transfers between funds	15,628	-	1,016	25	(35,273)	36,968	(1,588,741)	8,028,271
Redemptions (note 3)	(28,126)	-	-	(3)	-	41,905	(1,984,912)	(2,201,487)
Annuity benefits	-	-	(7,427)	(10,238)	(32,222)	(33,045)	-	-
Contract maintenance charges (note 2)	(93)	-	(279)	-	(44)	(58)	(72,105)	(22,263)
Contingent deferred sales charges (note 2)	-	-	-	-	-	1,270	(9,935)	(17,634)
Adjustments to maintain reserves	(2)	-	3	(424)	(3,052)	12,723	(792)	(17,148)

Net equity transactions	1,649,048	-	(4,324)	(10,569)	(84,745)	3,742	5,263,128	13,252,909

Net change in contract owners’ equity	1,631,286	-	(4,291)	617	(103,703)	69,374	3,827,586	16,957,292
Contract owners’ equity beginning of period	-	-	39,881	39,264	350,327	280,953	27,016,561	10,059,269

Contract owners’ equity end of period	$1,631,286	-	35,590	39,881	246,624	350,327	30,844,147	27,016,561

CHANGES IN UNITS:
Beginning units	-	-	-	-	836	-	1,674,122	775,011
Units purchased	150,962	-	15	-	-	2,092	1,334,492	2,259,443
Units redeemed	(2,602)	-	59	-	(836)	(1,256)	(978,764)	(1,360,332)

Ending units	148,360	-	74	-	-	836	2,029,850	1,674,122

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WFVSMV		WFVTRB		WFVOG2		NVAGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(38)	37	4,038	5,773	(966)	(576)	112,024	149,443
Realized gain (loss) on investments	(493)	(317)	224	235	1,091	2,697	(313,065)	51,578
Change in unrealized gain (loss) on investments	(273)	1,821	3,548	1,419	(5,183)	13,139	100,870	(66,561)
Reinvested capital gains	-	-	11,330	7,389	541	-	173,773	80,474

Net increase (decrease) in contract owners’ equity resulting from operations	(804)	1,541	19,140	14,816	(4,517)	15,260	73,602	214,934

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	(1)	24,573	819,543
Transfers between funds	521	(248)	-	-	(5,242)	83,127	(3,469,556)	921,343
Redemptions (note 3)	(1,178)	(1,169)	-	-	(1,225)	(36,351)	(109,678)	(233,252)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(18)	(10)	(91)	(245)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(108)	(1,228)
Adjustments to maintain reserves	(2)	(3)	(3)	13	10	5	(73)	42

Net equity transactions	(659)	(1,420)	(3)	13	(6,475)	46,770	(3,554,933)	1,506,203

Net change in contract owners’ equity	(1,463)	121	19,137	14,829	(10,992)	62,030	(3,481,331)	1,721,137
Contract owners’ equity beginning of period	9,762	9,641	274,433	259,604	62,030	-	3,481,331	1,760,194

Contract owners’ equity end of period	$8,299	9,762	293,570	274,433	51,038	62,030	-	3,481,331

CHANGES IN UNITS:
Beginning units	1,026	1,175	21,348	21,348	4,925	-	288,563	155,699
Units purchased	106	41	-	-	-	11,151	27,666	240,763
Units redeemed	(181)	(190)	-	-	(564)	(6,226)	(316,229)	(107,899)

Ending units	951	1,026	21,348	21,348	4,361	4,925	-	288,563

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	CSIEF3		GEF3		NVGWL6		WIEP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$28,624	(19,087)	(1,059)	(7,716)	(2,662)	(4,720)	-	-
Realized gain (loss) on investments	(41,389)	(2,233)	(425,178)	(508,522)	154,220	20,289	-	-
Change in unrealized gain (loss) on investments	(210,286)	191,961	385,062	697,776	(229,888)	195,256	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(223,051)	170,641	(41,175)	181,538	(78,330)	210,825	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,341	11,823	92,036	114,365	394,116	1,281,617	-	(2)
Transfers between funds	(1,882,814)	671,944	(1,883,961)	(340,451)	(2,511,022)	208,335	-	12
Redemptions (note 3)	(115,708)	(285,984)	(360,558)	(293,048)	(17,563)	(26,982)	-	4
Annuity benefits	(3,110)	(3,139)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(973)	(1,386)	(418)	(1,094)	(4,380)	(2,999)	-	-
Contingent deferred sales charges (note 2)	(8)	(63)	(335)	(1,754)	(177)	(155)	-	(14)
Adjustments to maintain reserves	(33,705)	30,749	(23)	(67)	(182)	(87)	-	-

Net equity transactions	(2,015,977)	423,944	(2,153,259)	(522,049)	(2,139,208)	1,459,729	-	-

Net change in contract owners’ equity	(2,239,028)	594,585	(2,194,434)	(340,511)	(2,217,538)	1,670,554	-	-
Contract owners’ equity beginning of period	2,239,028	1,644,443	2,194,434	2,534,945	2,217,538	546,984	-	-

Contract owners’ equity end of period	$-	2,239,028	-	2,194,434	-	2,217,538	-	-

CHANGES IN UNITS:
Beginning units	196,205	161,230	147,046	186,700	152,509	41,212	-	-
Units purchased	31,812	88,599	42,559	15,764	41,976	132,855	-	-
Units redeemed	(228,017)	(53,624)	(189,605)	(55,418)	(194,485)	(21,558)	-	-

Ending units	-	196,205	-	147,046	-	152,509	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WVCP		JARLCS		GVGHS		GVGH6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(5,134)	-	(42,402)
Realized gain (loss) on investments	-	-	-	-	-	(30,704)	-	(19,712)
Change in unrealized gain (loss) on investments	-	-	-	-	-	98,729	-	235,901
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	62,891	-	173,787

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(116)	-	41,097	-	517,233
Transfers between funds	-	-	-	110	-	(4,129,343)	-	(14,472,834)
Redemptions (note 3)	-	4	-	6	-	(254,115)	-	(334,453)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(698)	-	(335)
Contingent deferred sales charges (note 2)	-	(3)	-	-	-	(578)	-	(5,194)
Adjustments to maintain reserves	-	(1)	-	-	-	(34)	-	(170)

Net equity transactions	-	-	-	-	-	(4,343,671)	-	(14,295,753)

Net change in contract owners’ equity	-	-	-	-	-	(4,280,780)	-	(14,121,966)
Contract owners’ equity beginning of period	-	-	-	-	-	4,280,780	-	14,121,966

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	342,864	-	1,400,047
Units purchased	-	-	-	-	-	39,645	-	240,262
Units redeemed	-	-	-	-	-	(382,509)	-	(1,640,309)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVUSL		SGRF		SGRF2		GGTC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(8,326)	-	-	-	-	-	(3,519)
Realized gain (loss) on investments	-	(1,063,613)	-	-	-	-	-	(60,911)
Change in unrealized gain (loss) on investments	-	1,188,044	-	-	-	-	-	80,698
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	116,105	-	-	-	-	-	16,268

Equity transactions:
Purchase payments received from contract owners (note 3)	-	72,584	-	(2)	-	40,688	-	-
Transfers between funds	-	(2,841,465)	-	2	-	(34,381)	-	(749,470)
Redemptions (note 3)	-	(187,997)	-	-	-	(5,862)	-	(9,483)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(429)	-	-	-	(445)	-	(79)
Contingent deferred sales charges (note 2)	-	(651)	-	-	-	-	-	(196)
Adjustments to maintain reserves	-	25,455	-	-	-	-	-	(30)

Net equity transactions	-	(2,932,503)	-	-	-	-	-	(759,258)

Net change in contract owners’ equity	-	(2,816,398)	-	-	-	-	-	(742,990)
Contract owners’ equity beginning of period	-	2,816,398	-	-	-	-	-	742,990

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	257,511	-	-	-	-	-	49,650
Units purchased	-	14,748	-	13	-	5,899	-	205
Units redeemed	-	(272,259)	-	(13)	-	(5,899)	-	(49,855)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC3		GGTC6		GVUG2		GVUGL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(21,276)	-	(75,337)	-	(77,131)	-	(10,085)
Realized gain (loss) on investments	-	1,214,804	-	2,044,593	-	(2,328,913)	-	(555,337)
Change in unrealized gain (loss) on investments	-	(1,134,325)	-	(1,591,794)	-	3,037,621	-	670,829
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	59,203	-	377,462	-	631,577	-	105,407

Equity transactions:
Purchase payments received from contract owners (note 3)	-	76,162	-	848,953	-	385,719	-	47,141
Transfers between funds	-	(5,205,603)	-	(15,591,624)	-	(15,146,786)	-	(2,406,440)
Redemptions (note 3)	-	(451,264)	-	(506,101)	-	(456,967)	-	(186,641)
Annuity benefits	-	(283)	-	-	-	-	-	(141)
Contract maintenance charges (note 2)	-	(743)	-	(547)	-	(6,134)	-	(527)
Contingent deferred sales charges (note 2)	-	(852)	-	(5,530)	-	(3,927)	-	(135)
Adjustments to maintain reserves	-	(4,950)	-	(79)	-	(150)	-	(1,406)

Net equity transactions	-	(5,587,533)	-	(15,254,928)	-	(15,228,245)	-	(2,548,149)

Net change in contract owners’ equity	-	(5,528,330)	-	(14,877,466)	-	(14,596,668)	-	(2,442,742)
Contract owners’ equity beginning of period	-	5,528,330	-	14,877,466	-	14,596,668	-	2,442,742

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	503,843	-	1,441,431	-	964,339	-	188,997
Units purchased	-	68,228	-	211,583	-	57,652	-	6,775
Units redeemed	-	(572,071)	-	(1,653,014)	-	(1,021,991)	-	(195,772)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JPMCVP		WSCP		ALBS		GVGU2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(180,035)	(391,423)	-	2,422	-	657
Realized gain (loss) on investments	-	-	2,404,597	1,626,667	-	(37,818)	-	(153,050)
Change in unrealized gain (loss) on investments	-	-	(4,313,690)	2,749,412	-	37,177	-	139,351
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(2,089,128)	3,984,656	-	1,781	-	(13,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(10)	321,366	680,575	-	-	-	-
Transfers between funds	-	10	(28,116,105)	(973,119)	-	(221,780)	-	(315,100)
Redemptions (note 3)	-	-	(3,691,090)	(5,014,258)	-	(301)	-	(22,468)
Annuity benefits	-	-	(2,221)	(2,866)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(16,307)	(22,508)	-	(5)	-	(17)
Contingent deferred sales charges (note 2)	-	-	(6,145)	(7,382)	-	-	-	-
Adjustments to maintain reserves	-	-	(10,000)	(812)	-	(1)	-	24

Net equity transactions	-	-	(31,520,502)	(5,340,370)	-	(222,087)	-	(337,561)

Net change in contract owners’ equity	-	-	(33,609,630)	(1,355,714)	-	(220,306)	-	(350,603)
Contract owners’ equity beginning of period	-	-	33,609,630	34,965,344	-	220,306	-	350,603

Contract owners’ equity end of period	$-	-	-	33,609,630	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	2,155,736	2,532,513	-	18,711	-	18,909
Units purchased	-	7	33,589	55,803	-	57	-	-
Units redeemed	-	(7)	(2,189,325)	(432,580)	-	(18,768)	-	(18,909)

Ending units	-	-	-	2,155,736	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGU		GVGF2		GVGFS		GVGH2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	10,341	-	(996)	-	(1,527)	-	(3,132)
Realized gain (loss) on investments	-	(1,089,826)	-	(417,402)	-	208,774	-	(107,257)
Change in unrealized gain (loss) on investments	-	953,426	-	427,835	-	(174,814)	-	126,131
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(126,059)	-	9,437	-	32,433	-	15,742

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,575	-	93	-	7,270	-	-
Transfers between funds	-	(3,157,494)	-	(685,151)	-	(2,136,062)	-	(1,265,174)
Redemptions (note 3)	-	(241,472)	-	(17,917)	-	(130,484)	-	(15,278)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(604)	-	(49)	-	(247)	-	(79)
Contingent deferred sales charges (note 2)	-	(544)	-	(414)	-	(420)	-	(350)
Adjustments to maintain reserves	-	(27)	-	(37)	-	(24)	-	(62)

Net equity transactions	-	(3,391,566)	-	(703,475)	-	(2,259,967)	-	(1,280,943)

Net change in contract owners’ equity	-	(3,517,625)	-	(694,038)	-	(2,227,534)	-	(1,265,201)
Contract owners’ equity beginning of period	-	3,517,625	-	694,038	-	2,227,534	-	1,265,201

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	217,412	-	47,904	-	176,927	-	84,308
Units purchased	-	5,298	-	516	-	11,849	-	195
Units redeemed	-	(222,710)	-	(48,420)	-	(188,776)	-	(84,503)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		ACVI2		FALFS		FVMOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(689)	-	-	-	12,998	-	176,562
Realized gain (loss) on investments	-	9,952	-	-	-	(376,860)	-	(378,818)
Change in unrealized gain (loss) on investments	-	(6,131)	-	-	-	395,018	-	259,775
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,132	-	-	-	31,156	-	57,519

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	18,910	-	33,933
Transfers between funds	-	(153,525)	-	-	-	(947,870)	-	(7,011,235)
Redemptions (note 3)	-	(23,150)	-	8	-	(26,296)	-	(329,878)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(195)	-	(8)	-	(47)	-	(207)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(185)	-	(555)
Adjustments to maintain reserves	-	(16)	-	-	-	1	-	(14)

Net equity transactions	-	(176,886)	-	-	-	(955,487)	-	(7,307,956)

Net change in contract owners’ equity	-	(173,754)	-	-	-	(924,331)	-	(7,250,437)
Contract owners’ equity beginning of period	-	173,754	-	-	-	924,331	-	7,250,437

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	59,032	-	-	-	86,156	-	746,449
Units purchased	-	-	-	-	-	1,741	-	60,523
Units redeemed	-	(59,032)	-	-	-	(87,897)	-	(806,972)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMMCGS		WFVLCG		WFVMM		BF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	(307)	-	(1,346)	-	-
Realized gain (loss) on investments	-	-	-	(7,407)	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	(2,793)	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	(10,507)	-	(1,346)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	62	-	(27)	-	599,270	-	213
Transfers between funds	-	(62)	-	(89,455)	-	(705,524)	-	(213)
Redemptions (note 3)	-	-	-	(3,823)	-	(48,644)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(13)	-	(15)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(525)	-	-
Adjustments to maintain reserves	-	-	-	90	-	1	-	-

Net equity transactions	-	-	-	(93,228)	-	(155,437)	-	-

Net change in contract owners’ equity	-	-	-	(103,735)	-	(156,783)	-	-
Contract owners’ equity beginning of period	-	-	-	103,735	-	156,783	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	11,201	-	14,747	-	-
Units purchased	-	1	-	4,250	-	118,545	-	24
Units redeemed	-	(1)	-	(15,451)	-	(133,292)	-	(24)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

VFLG2
	2011	2010
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,135
Transfers between funds	-	-
Redemptions (note 3)	-	(1,135)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	230
Units redeemed	-	(230)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
ALGER AMERICAN FUNDS
MidCap Growth Portfolio - Class S Shares (ALMCS)
AMERICAN FUNDS GROUP (THE)
Growth Fund - Class 1 (AFGF)
High-Income Bond Fund - Class 1 (AFHY)
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
BB&T FUNDS
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*
Sterling Capital Select Equity VIF (BBGI)*
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
CHARLES SCHWAB FUNDS
Money Market Portfolio(TM) (CHSMM)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Real Estate Portfolio - Class II (VKVGR2)*
U.S. Real Estate Portfolio - Class I (MSVRE)*
U.S. Real Estate Portfolio - Class II (MSVREB)
MTB GROUP OF FUNDS
Managed Allocation Fund - Moderate Growth II (VFMG2)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class II (GEM2)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class I (TRF)
NVIT Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
American Century NVIT Growth Fund -Class II (CAF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Real Estate Fund - Class II (NVRE2)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)*
VP International Fund - Class II (ACVI2)*
VP International Fund - Class III (ACVI3)*
VP International Fund - Class IV (ACVI4)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Ultra(R) Fund - Class II (ACVU2)*
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Service Shares (FCA2S)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Growth Portfolio - I Class Shares (AMTG)
Guardian Portfolio - I Class Shares (AMGP)*
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*
Partners Portfolio - I Class Shares (AMTP)*
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Balanced Fund/VA - Non-Service Shares (OVMS)
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Class 4 (OVGS4)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Class 4 (OVHI4)
High Income Fund/VA - Non-Service Shares (OVHI)
High Income Fund/VA - Service Class (OVHIS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
V.I. Basic Value Fund - Series II (AVBV2)*
V.I. Capital Appreciation Fund - Series II (AVCA2)
V.I. Capital Development Fund - Series II (AVCD2)
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
WELLS FARGO FUNDS
Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)*
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
*At December 31, 2011, contract owners were not invested in the fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.
The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(12)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(13)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(11)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(12)	1.00%(12)	1.00%(12)	-
7% Lifetime Income Option (Non-New York)	1.00%(13)	1.00%	1.00%(13)	-
10% Lifetime Income Option	1.20%(14)	1.20%	1.20%(14)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.30%(20)	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	0.30%(16)(21)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(18)
Spousal Continuation Benefit Option	-	-	-	0.10%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(17)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(17)	0.45%(9)	-
5% Extra Value Credit Option	-	-	0.55%(10)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-	-
One-Year Enhanced	0.10%(4)	-	0.20%	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	-	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.35%	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	-	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.45%	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%(17)	1.00%	1.00%
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	-	0.50%(17)	0.50%(17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(12)	-	1.00%(12)	1.00%(12)	1.00%(12)
7% Lifetime Income Option (New York)			1.00%
7% Lifetime Income Option (Non-New York)	1.00%(13)	-	-	1.00%(13)	1.00%(13)
10% Lifetime Income Option	1.20%(14)	-	1.20%	1.20%(14)	1.20%(14)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (New York)			0.3%(20)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	-	0.30%(16)(21)	0.30%(16)	0.30%(16)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force. 3% Extra Value Credit Option	0.45%	-	-	-	-

Maximum Variable Account Charges*	4.05%(1)	3.00%	4.05%(1)	4.15%(1)	3.90%(1)

Nationwide Variable Account - II Options	Destination B	Destinnation EV	Destination Navigator	Destination Navigator-NY
Variable Account Charges - Recurring	1.30%	1.85%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II		-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II
One-Month Enhanced	0.35%	0.35%	0.35%
Combination Enhanced II
Combination Enhanced	0.45%	0.45%	0.45%
Return of Premium
Beneficiary Protector II Option
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	0.35%	0.35%	0.35%	-
Lifetime Income Option
5% Lifetime Income Option (New York)				1.00%
5% Lifetime Income Option (Non-New York)	1.00%(17)		1.00%
7% Lifetime Income Option (New York)		1.00%		1.00%
7% Lifetime Income Option (Non-New York)	1.00%
10% Lifetime Income Option (New York)				1.20%
10% Lifetime Income Option (Non-New York)	1.20%	1.20%	1.20%
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(17)			0.15%(19)
5% Spousal Continuation Benefit (Non-New York)			0.15%(19)
7% Spousal Continuation Benefit (New York)	0.30%(15)(20)	0.30%(15)(20)		0.30%(15)(20)
7% Spousal Continuation Benefit (Non-New York)
10% Spousal Continuation Benefit (New York)
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)(21)	0.30%(16)(21)	0.30%(16)(21)
Reduced CDSC Option (“Liquidity Option”)			0.50%	0.50%

Maximum Variable Account Charges*	3.60%	4.15%	4.10%	3.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(*) The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1) The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2) Available beginning May 1, 2004 or a later date if state law requires
(3) Available beginning September 1, 2004 or a later date if state law requires
(4) Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5) Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6) Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7) Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8) Available until state approval is received for the Spousal Protection Annuity II Option
(9) Non-NY residents
(10) NY residents
(11) Available beginning May 1, 2007 or a later date if state law requires
(12) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the current income base and is assessed through the reduction of units.
(13) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the current income base and is assessed through the reduction of units.
(14) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the current income base and is assessed through the reduction of units.
(15) Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(16) Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17) No longer available.
(18) This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
(19) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
(20) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.
(21) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CHSMM	DSIF

0.40%	$51,926	$-	$-	$-	$-	$-	$-	$-
0.65%	72,048	-	-	-	-	-	14	-
0.75%	307,638	-	-	-	-	2,160	11,033	-
0.80%	191,127	-	-	-	-	195	-	8,936
0.85%	454,811	-	-	-	-	892	14,319	-
0.95%	319,600	782	-	-	-	908	44,550	-
1.05%	305,269	3,200	-	-	-	1,466	47,949	-
1.10%	10,244,270	-	-	-	-	24,598	-	-
1.15%	43,610,469	-	-	-	-	91,525	-	-
1.20%	346,240	-	-	-	-	1,502	-	-
1.25%	5,057,086	-	-	-	-	40,656	-	-
1.30%	72,830,592	-	139,269	17,183	15,802	182,682	-	2,035,779
1.35%	10,733,764	-	-	-	-	60,748	2,556	-
1.40%	17,887,594	-	-	-	-	64,735	-	1,020,731
1.45%	5,989,711	1,167	-	-	-	31,422	19	-
1.50%	14,132,522	-	-	-	-	196,401	-	-
1.55%	35,909,471	-	-	-	-	169,845	1,357	-
1.60%	2,728,589	-	-	-	-	72,170	-	-
1.65%	10,777,624	-	-	-	-	54,272	-	-
1.70%	3,463,234	-	-	-	-	13,281	-	-
1.75%	83,127,306	-	-	-	-	316,866	-	-
1.80%	8,680,372	-	-	-	-	89,038	-	-
1.85%	6,568,362	-	-	-	-	23,276	-	-
1.90%	3,100,073	-	-	-	-	12,699	-	-
1.95%	15,544,642	-	-	-	-	137,502	-	-
2.00%	15,774,558	-	-	-	-	47,846	-	-
2.05%	4,283,574	-	-	-	-	5,226	-	-
2.10%	6,398,064	-	-	-	-	44,043	-	-
2.15%	10,727,788	-	-	-	-	10,772	-	-
2.20%	6,217,188	-	-	-	-	28,848	-	-
2.25%	6,053,675	-	-	-	-	545	-	-
2.30%	3,422,312	-	-	-	-	8,534	-	-
2.35%	23,301,832	-	-	-	-	18,623	-	-
2.40%	3,379,685	-	-	-	-	1,075	-	-
2.45%	2,058,223	-	-	-	-	4,488	-	-
2.50%	8,864,196	-	-	-	-	-	-	-
2.55%	2,120,950	-	-	-	-	1,624	-	-
2.60%	1,059,179	-	-	-	-	-	-	-
2.65%	255,265	-	-	-	-	522	-	-
2.70%	1,011,979	-	-	-	-	-	-	-
2.75%	227,953	-	-	-	-	-	-	-
2.80%	303,788	-	-	-	-	-	-	-
2.85%	223,405	-	-	-	-	-	-	-
2.90%	180,592	-	-	-	-	-	-	-
2.95%	176,225	-	-	-	-	-	-	-
3.00%	66,869	-	-	-	-	-	-	-
3.05%	62,858	-	-	-	-	-	-	-
3.10%	12,393	-	-	-	-	-	-	-
3.15%	652	-	-	-	-	-	-	-
3.20%	2,308	-	-	-	-	-	-	-
3.25%	6,939	-	-	-	-	-	-	-
3.30%	1,937	-	-	-	-	-	-	-
3.40%	351	-	-	-	-	-	-	-

Totals	$448,629,078	$5,149	$139,269	$17,183	$15,802	$1,760,985	$121,797	$3,065,446

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	DSIFS	DSRG	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2

0.40%	$146	$-	$27	$-	$-	$-	$160	$-
0.65%	98	-	3	-	-	-	285	-
0.75%	2,378	-	421	135	-	-	719	12
0.80%	-	2,291	-	-	178	-	2,505	160
0.85%	6,865	-	5	104	-	-	3,945	6
0.95%	17,536	-	-	-	-	12,672	9,167	436
1.05%	14,364	-	-	-	-	20,824	9,334	227
1.10%	32,103	-	13	11	-	352	21,192	701
1.15%	303,730	-	1,960	5,932	-	20,212	197,261	8,547
1.20%	7,778	-	-	-	-	135	190	-
1.25%	44,604	-	132	324	-	13,445	20,980	946
1.30%	81,714	438,932	13,343	24,943	60,021	82	328,459	72,350
1.35%	60,841	-	176	1,353	-	227	75,496	4,150
1.40%	18,378	125,255	-	-	20,164	629	69,096	17,196
1.45%	67,691	-	140	96	-	6,746	34,715	2,763
1.50%	102,336	-	3,859	5,859	-	9,012	57,415	10,643
1.55%	199,250	-	4,130	7,090	-	31,840	169,924	9,453
1.60%	35,158	-	757	1,836	-	2,067	22,955	3,484
1.65%	63,949	-	726	2,769	-	1,694	42,501	13,239
1.70%	16,986	-	135	169	-	7,104	13,549	658
1.75%	199,274	-	4,429	19,829	-	5,499	275,665	7,308
1.80%	69,924	-	3,707	957	-	10,521	38,830	1,684
1.85%	44,606	-	1,723	3,939	-	1,958	26,547	1,372
1.90%	18,198	-	138	3,103	-	129	13,388	509
1.95%	40,753	-	1,669	1,631	-	3,580	55,528	2,619
2.00%	61,276	-	244	4,309	-	800	66,971	3,076
2.05%	27,076	-	734	2,311	-	6,508	8,789	1,279
2.10%	25,668	-	193	1,481	-	942	24,553	3,609
2.15%	18,332	-	189	635	-	503	28,600	1,458
2.20%	16,411	-	1,725	595	-	769	22,762	4,569
2.25%	8,223	-	32	13	-	937	9,839	-
2.30%	15,599	-	12	692	-	1,852	20,297	469
2.35%	16,362	-	367	765	-	-	53,593	-
2.40%	4,963	-	-	76	-	-	12,068	-
2.45%	3,359	-	-	79	-	2,554	8,357	638
2.50%	6,945	-	-	266	-	-	25,818	-
2.55%	1,312	-	-	1,239	-	-	6,208	84
2.60%	3,305	-	-	127	-	-	6,179	-
2.65%	1,042	-	-	-	-	-	1,279	-
2.70%	1,582	-	-	61	-	-	1,756	-
2.75%	438	-	-	-	-	-	433	-
2.80%	-	-	-	-	-	-	580	-
2.85%	660	-	-	-	-	-	89	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	72	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,661,213	$566,478	$40,989	$92,729	$80,363	$163,593	$1,788,049	$173,645

	JAGTS	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.40%	$-	$-	$-	$-	$129	$80	$-	$-
0.65%	-	677	-	-	1,905	115	-	-
0.75%	-	2,504	-	-	4,116	768	-	-
0.80%	35	6,758	112	-	320	-	2	-
0.85%	-	6,394	-	-	12,019	533	-	1
0.95%	-	20,737	940	179	1,962	179	-	4,302
1.05%	-	18,804	350	-	832	185	-	1,292
1.10%	-	12,339	-	782	66,846	1,944	-	3,502
1.15%	-	209,205	7,379	16,990	512,232	39,125	-	35,413
1.20%	-	194	-	1,168	5,159	-	-	96
1.25%	-	29,903	4,130	12,736	49,830	2,864	-	9,256
1.30%	18,338	521,046	51,145	318	256,709	106,144	15,541	-
1.35%	-	77,295	-	2,959	123,738	11,187	-	10,477
1.40%	8,293	120,339	21,278	2,011	81,833	9,697	7,218	3,675
1.45%	-	35,298	106	3,592	80,463	4,697	-	12,353
1.50%	-	39,169	709	18,207	122,510	26,444	-	25,310
1.55%	-	206,511	3,961	24,896	475,532	27,702	-	52,135
1.60%	-	29,593	46	4,005	35,179	10,611	-	4,327
1.65%	-	61,024	315	8,028	130,596	8,796	-	10,814
1.70%	-	16,456	3,352	5,992	71,539	1,360	-	14,763
1.75%	-	150,468	751	16,317	1,238,618	113,538	-	59,098
1.80%	-	54,642	1,148	8,210	137,315	8,165	-	14,223
1.85%	-	16,262	656	11,665	72,277	17,090	-	7,498
1.90%	-	18,041	-	2,432	32,764	2,839	-	2,638
1.95%	-	26,629	761	2,942	178,648	30,121	-	12,121
2.00%	-	42,434	-	2,808	306,029	19,616	-	16,799
2.05%	-	7,587	2,211	7,567	47,029	7,394	-	4,406
2.10%	-	27,511	869	5,610	87,781	6,595	-	5,412
2.15%	-	12,142	201	3,225	232,976	4,197	-	4,606
2.20%	-	22,539	-	1,583	68,679	9,559	-	4,009
2.25%	-	616	-	1,441	115,521	616	-	2,627
2.30%	-	7,694	-	3,627	33,280	4,363	-	2,691
2.35%	-	3,507	-	1,737	629,455	7,350	-	15,635
2.40%	-	395	-	-	71,775	2,314	-	2,495
2.45%	-	4,543	-	1,287	40,131	3,150	-	443
2.50%	-	262	-	511	34,075	2,462	-	11,249
2.55%	-	4,533	-	72	51,047	1,105	-	893
2.60%	-	-	-	-	30,063	199	-	1,038
2.65%	-	919	-	-	1,209	770	-	83
2.70%	-	-	-	-	12,115	34	-	150
2.75%	-	-	-	2	2,761	-	-	-
2.80%	-	2,087	-	29	1,726	5	-	-
2.85%	-	-	-	-	486	-	-	-
2.90%	-	-	-	-	3,532	-	-	-
2.95%	-	-	-	-	634	-	-	43
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	851	-	-	629
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	61	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$26,666	$1,817,057	$100,420	$172,928	$5,464,287	$493,913	$22,761	$356,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	VFMG2	NVAMV1	NVAMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$37
0.65%	-	-	-	-	-	-	-	157
0.75%	-	-	-	-	-	-	-	884
0.80%	24	-	-	-	-	-	1,752	-
0.85%	-	-	-	-	-	-	-	1,946
0.95%	-	-	-	-	-	-	-	7,701
1.05%	-	-	-	-	-	-	-	7,269
1.10%	-	417	-	-	-	-	-	39,862
1.15%	-	2,671	-	-	59	20,900	-	338,770
1.20%	-	-	-	-	-	-	-	2,268
1.25%	-	1,442	-	-	-	19,952	-	56,054
1.30%	35,448	-	-	364	-	-	557,931	61,124
1.35%	-	-	-	-	8	2,657	-	126,782
1.40%	14,469	559	-	208	-	292	203,370	38,063
1.45%	-	778	-	-	-	142	-	82,539
1.50%	-	4,665	-	-	22	-	-	70,232
1.55%	-	1,686	-	-	-	74	-	318,923
1.60%	-	27	-	-	-	426	-	16,416
1.65%	-	221	-	-	-	1,194	-	89,263
1.70%	-	402	-	-	-	-	-	40,548
1.75%	-	653	43	-	-	5,792	-	441,737
1.80%	-	615	-	-	-	-	-	84,880
1.85%	-	186	-	-	-	1,261	-	51,831
1.90%	-	-	-	-	-	308	-	26,471
1.95%	-	177	-	-	-	613	-	56,878
2.00%	-	-	-	-	-	-	-	64,822
2.05%	-	574	-	-	-	-	-	30,450
2.10%	-	-	-	-	-	-	-	43,950
2.15%	-	-	-	-	-	-	-	60,176
2.20%	-	-	-	-	-	641	-	29,893
2.25%	-	-	-	-	-	-	-	28,981
2.30%	-	-	-	-	-	-	-	25,630
2.35%	-	-	-	-	-	87	-	74,632
2.40%	-	-	-	-	-	-	-	14,980
2.45%	-	-	-	-	-	-	-	12,180
2.50%	-	-	-	-	-	-	-	34,915
2.55%	-	-	-	-	-	-	-	3,401
2.60%	-	-	-	-	-	-	-	6,109
2.65%	-	-	-	-	-	-	-	1,035
2.70%	-	-	-	-	-	-	-	2,568
2.75%	-	-	-	-	-	-	-	60
2.80%	-	-	-	-	-	-	-	6,757
2.85%	-	-	-	-	-	-	-	1,391
2.90%	-	-	-	-	-	-	-	1,587
2.95%	-	-	-	-	-	-	-	535
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	119
3.40%	-	-	-	-	-	-	-	-

	$49,941	$15,073	$43	$572	$89	$54,339	$763,053	$2,404,806

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM

0.40%	$-	$-	$45	$27	$113	$-	$-	$-
0.65%	4,461	1,101	14	97	1,116	-	-	-
0.75%	7,926	2,466	1,461	678	3,639	-	69	-
0.80%	571	439	618	1,538	287	-	111	54
0.85%	5,402	2,457	854	2,749	4,328	-	365	-
0.95%	283	4,769	1,648	2,616	1,516	871	7,469	-
1.05%	2,199	3,068	1,902	2,173	742	94	3,530	-
1.10%	1,589,783	401,760	26,963	58,625	368,444	398	4,668	-
1.15%	4,675,109	1,564,247	229,648	367,173	1,436,059	19,075	202,305	-
1.20%	8,903	6,074	1,301	2,013	4,235	1,105	143	-
1.25%	443,639	106,237	28,471	36,073	86,550	10,812	23,850	-
1.30%	5,322,514	1,637,550	225,958	337,703	1,540,760	43	129,511	1,659
1.35%	1,113,197	353,083	88,144	130,158	347,223	4,384	50,068	-
1.40%	272,779	77,692	44,341	74,795	28,418	1,213	49,334	3,646
1.45%	437,920	171,891	33,247	64,025	141,414	5,164	50,304	-
1.50%	1,721,411	539,778	87,652	141,663	521,769	4,652	86,433	-
1.55%	3,713,298	1,391,146	217,446	395,683	1,298,808	27,264	196,107	-
1.60%	106,024	38,983	25,207	64,109	44,808	2,418	45,828	-
1.65%	790,671	212,813	52,439	89,399	174,737	5,376	63,451	-
1.70%	277,501	133,875	25,290	37,557	113,204	4,993	10,686	-
1.75%	9,287,850	2,621,517	359,003	638,765	2,448,158	6,670	137,786	-
1.80%	522,916	180,711	41,483	93,015	135,358	10,052	76,559	-
1.85%	660,818	248,091	22,962	50,056	230,208	7,896	29,762	-
1.90%	183,446	167,622	10,348	22,163	162,564	973	16,964	-
1.95%	1,739,686	503,316	63,288	112,529	480,770	205	20,927	-
2.00%	1,143,804	369,434	46,434	102,288	357,040	1,192	48,842	-
2.05%	257,278	191,062	12,251	17,601	177,495	547	5,034	-
2.10%	595,106	169,169	27,792	49,200	150,215	3,042	13,110	-
2.15%	358,641	262,090	14,063	33,356	252,822	652	8,475	-
2.20%	612,746	238,540	19,222	41,357	231,360	-	15,629	-
2.25%	588,331	575,654	8,213	23,671	556,700	-	6,169	-
2.30%	249,291	180,615	12,376	19,728	188,400	20	3,454	-
2.35%	1,380,823	1,345,697	26,853	67,351	1,308,660	628	7,922	-
2.40%	284,922	266,610	5,414	5,508	256,314	-	263	-
2.45%	165,557	117,099	5,043	9,408	105,495	-	5,046	-
2.50%	1,242,284	1,280,994	20,747	33,267	1,252,505	-	150	-
2.55%	147,141	121,029	2,111	5,694	116,618	-	9,044	-
2.60%	46,353	51,509	4,273	3,228	44,950	-	-	-
2.65%	22,242	22,076	2,016	3,184	23,129	-	20	-
2.70%	88,858	87,668	799	3,020	85,150	-	-	-
2.75%	18,870	18,417	171	336	16,910	-	2	-
2.80%	40,221	21,861	339	2,412	20,865	-	3,329	-
2.85%	25,743	27,511	-	684	26,285	-	-	-
2.90%	7,990	7,293	480	1,088	7,175	-	-	-
2.95%	27,234	27,929	227	148	27,808	-	-	-
3.00%	2,005	2,053	-	-	2,046	-	-	-
3.05%	4,779	4,895	123	344	4,880	-	-	-
3.10%	687	704	-	-	702	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,169	1,197	-	-	1,194	-	-	-
3.30%	-	85	58	59	59	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$40,200,382	$15,761,877	$1,798,738	$3,148,314	$14,790,005	$119,739	$1,332,719	$5,359

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GEM2	GEM3	GEM6	GIG	GIG3	NVIE6	NVNMO1	NVNMO2

0.40%	$-	$-	$-	$-	$-	$28	$-	$1
0.65%	-	-	-	-	-	10	-	27
0.75%	-	-	848	-	-	450	-	447
0.80%	-	1,381	-	54	916	-	2,745	-
0.85%	-	-	1,162	-	-	240	-	58
0.95%	-	-	921	-	-	228	-	205
1.05%	-	-	1,587	-	-	457	-	40
1.10%	245	-	8,604	-	-	6,611	-	7,244
1.15%	5,160	-	164,167	-	-	41,259	-	25,045
1.20%	477	-	253	-	-	-	-	116
1.25%	2,160	-	15,413	-	-	4,426	-	7,760
1.30%	-	343,857	17,805	117	243,948	18,621	746,693	33,047
1.35%	-	-	41,405	-	-	11,802	-	14,145
1.40%	2,336	70,359	5,155	337	151,262	1,516	428,974	3,446
1.45%	475	-	31,897	-	-	23,330	-	1,794
1.50%	741	-	41,544	-	-	17,877	-	14,042
1.55%	4,369	-	128,841	-	-	39,375	-	40,013
1.60%	15	-	28,624	-	-	9,153	-	2,629
1.65%	364	-	35,126	-	-	11,094	-	40,817
1.70%	796	-	15,526	-	-	4,878	-	889
1.75%	716	-	93,043	-	-	79,314	-	64,052
1.80%	1,380	-	36,102	-	-	8,218	-	10,790
1.85%	1,718	-	16,244	-	-	7,842	-	5,210
1.90%	1,044	-	6,238	-	-	5,212	-	1,311
1.95%	695	-	29,051	-	-	12,009	-	22,180
2.00%	-	-	33,341	-	-	16,647	-	29,466
2.05%	91	-	4,691	-	-	3,632	-	6,889
2.10%	198	-	31,861	-	-	7,639	-	8,703
2.15%	826	-	7,063	-	-	2,198	-	4,820
2.20%	172	-	11,238	-	-	5,302	-	10,331
2.25%	140	-	3,124	-	-	1,950	-	727
2.30%	-	-	7,454	-	-	7,494	-	7,866
2.35%	-	-	4,566	-	-	10,181	-	5,354
2.40%	-	-	516	-	-	1,151	-	1,232
2.45%	311	-	8,642	-	-	792	-	6,661
2.50%	-	-	644	-	-	2,726	-	1,284
2.55%	-	-	2,754	-	-	3,644	-	1,205
2.60%	-	-	-	-	-	435	-	-
2.65%	-	-	1,813	-	-	90	-	2,490
2.70%	-	-	146	-	-	-	-	-
2.75%	-	-	494	-	-	426	-	32
2.80%	-	-	1,216	-	-	1,301	-	10,203
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$24,429	$415,597	$839,119	$508	$396,126	$369,558	$1,178,412	$392,571

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.40%	$-	$17	$-	$626	$839	$-	$961	$-
0.65%	-	1,255	-	2,535	7,366	395	3,210	-
0.75%	-	3,964	413	11,430	16,664	3,009	29,002	16,916
0.80%	118	-	82	50	712	-	-	96
0.85%	-	9,955	458	18,898	48,922	9,410	24,639	2,644
0.95%	-	97	-	-	-	-	-	-
1.05%	-	263	-	-	-	-	-	-
1.10%	-	32,740	2,415	991,075	954,517	337,621	1,339,395	106,860
1.15%	-	263,234	59,423	1,380,818	2,914,428	694,785	2,912,208	831,928
1.20%	-	3,434	336	10,130	9,151	24,427	24,242	-
1.25%	-	19,857	7,306	213,914	268,682	99,019	270,122	39,215
1.30%	23,590	40,358	24,913	2,580,994	3,579,346	810,936	3,572,868	89,933
1.35%	-	55,913	10,024	263,643	794,872	142,499	708,757	203,796
1.40%	4,986	28,575	2,419	41,438	17,138	44,515	84,955	32,118
1.45%	-	35,275	4,276	156,299	206,379	154,891	277,495	83,687
1.50%	-	49,955	8,864	745,596	1,329,860	221,079	1,184,682	112,329
1.55%	-	273,951	33,774	1,024,454	1,783,972	754,865	1,960,277	718,342
1.60%	-	12,654	15,351	40,349	26,807	29,789	65,986	17,887
1.65%	-	79,589	8,869	254,543	341,460	225,375	525,541	212,657
1.70%	-	42,742	6,500	66,135	164,360	15,355	115,926	37,057
1.75%	-	781,925	43,695	2,725,549	7,498,902	1,724,669	6,312,464	1,584,900
1.80%	-	71,029	14,279	168,619	229,271	206,481	359,983	152,469
1.85%	-	34,091	934	309,664	536,121	164,983	392,441	77,383
1.90%	-	23,858	70	177,121	367,436	23,999	144,070	27,878
1.95%	-	94,052	18,171	600,412	1,755,334	313,334	1,114,523	251,284
2.00%	-	229,757	31,414	452,757	596,575	395,125	910,323	346,276
2.05%	-	33,140	1,351	115,717	224,482	19,409	123,960	101,673
2.10%	-	51,936	37,768	160,391	430,053	273,513	356,231	92,683
2.15%	-	185,734	1,371	260,589	420,381	38,649	282,831	341,164
2.20%	-	43,344	10,022	352,953	408,349	158,254	458,797	102,960
2.25%	-	84,961	-	392,274	61,531	28,477	43,421	54,164
2.30%	-	14,229	679	172,138	290,845	68,317	179,242	84,829
2.35%	-	494,194	2,519	1,649,554	496,802	86,608	623,498	249,030
2.40%	-	54,252	3,691	172,971	103,518	20,567	65,958	55,280
2.45%	-	30,387	235	190,864	137,838	29,394	59,920	18,794
2.50%	-	3,813	-	2,145,733	232,571	71,386	71,672	20,617
2.55%	-	40,708	2,751	89,084	142,544	15,936	73,095	2,400
2.60%	-	18,336	47,916	94,843	720	11,000	23,513	6,152
2.65%	-	2,100	193	2,757	7,965	2,693	13,157	3,556
2.70%	-	9,892	-	206,682	14,388	5,272	26,359	5,940
2.75%	-	2,248	-	15,146	-	2,874	10,551	-
2.80%	-	1,489	-	815	962	11,831	-	1,677
2.85%	-	339	-	32,809	9,578	2,983	12,336	-
2.90%	-	3,140	-	966	-	-	4,456	1,424
2.95%	-	598	-	6,225	3,905	249	5,329	-
3.00%	-	-	-	560	1,254	-	-	-
3.05%	-	307	-	8,870	-	3,210	-	2,343
3.10%	-	-	-	1,023	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	61	-	-	-	-	-	-
3.25%	-	-	-	2,178	-	-	971	137
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	351	-

	$28,694	$3,263,748	$402,482	$18,312,191	$26,436,800	$7,247,183	$24,769,718	$6,090,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	CAF

0.40%	$82	$-	$88	$3	$-	$-	$96	$-
0.65%	2,626	-	1,455	-	-	1,203	2,137	-
0.75%	6,276	-	3,599	835	-	2,120	7,409	-
0.80%	39	68	-	560	23,493	-	3,558	5,087
0.85%	13,248	-	8,323	216	-	7,913	16,652	-
0.95%	-	-	1,848	23	-	1,828	13,760	-
1.05%	-	-	1,711	107	-	2,885	11,582	-
1.10%	383,179	-	36,798	12,369	-	30,478	53,483	-
1.15%	835,933	-	187,067	40,754	-	276,950	652,762	-
1.20%	2,745	-	2,819	-	-	3,540	5,610	-
1.25%	97,088	-	21,206	9,317	-	20,304	74,592	-
1.30%	933,437	20,493	25,440	66,890	1,300,765	12,045	1,094,486	343,388
1.35%	190,154	-	34,991	8,896	-	60,953	170,362	-
1.40%	34,385	10,305	22,410	16,134	461,998	28,506	508,476	113,059
1.45%	111,638	-	34,254	17,899	-	33,442	109,839	-
1.50%	303,973	-	36,420	27,999	-	40,015	107,994	-
1.55%	790,013	-	176,625	55,810	-	296,756	561,376	-
1.60%	35,283	-	15,812	8,705	-	6,183	39,585	-
1.65%	182,006	-	55,060	24,381	-	80,421	160,675	-
1.70%	35,629	-	39,687	3,804	-	46,447	69,786	-
1.75%	1,397,843	-	525,182	119,846	-	771,856	1,077,457	-
1.80%	263,492	-	60,100	9,986	-	73,648	162,313	-
1.85%	185,364	-	22,264	15,717	-	25,853	53,702	-
1.90%	83,339	-	4,223	2,136	-	9,251	19,432	-
1.95%	256,362	-	59,850	28,584	-	87,119	175,260	-
2.00%	227,348	-	190,898	11,376	-	201,458	303,336	-
2.05%	18,508	-	24,934	5,128	-	28,351	42,859	-
2.10%	101,045	-	30,145	3,831	-	45,074	66,904	-
2.15%	86,103	-	123,900	6,865	-	190,317	220,793	-
2.20%	140,327	-	33,860	14,500	-	38,842	95,670	-
2.25%	63,601	-	108,498	1,768	-	80,015	130,987	-
2.30%	108,727	-	5,838	9,986	-	8,861	23,126	-
2.35%	79,599	-	529,973	9,333	-	477,547	682,446	-
2.40%	33,839	-	38,084	1,417	-	55,160	72,734	-
2.45%	29,745	-	29,618	3,597	-	24,782	35,601	-
2.50%	147,388	-	3,160	3,097	-	2,681	23,456	-
2.55%	9,932	-	34,885	130	-	34,826	48,672	-
2.60%	15,959	-	19,614	254	-	19,332	26,998	-
2.65%	6,555	-	493	1,542	-	627	3,896	-
2.70%	38,402	-	8,929	1,816	-	11,092	13,896	-
2.75%	4,727	-	3,048	1	-	2,660	8,923	-
2.80%	2,758	-	1,610	-	-	1,476	2,076	-
2.85%	19,027	-	275	-	-	372	589	-
2.90%	5,224	-	2,685	-	-	3,061	4,609	-
2.95%	25,637	-	360	-	-	636	769	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	293	-	-	299	380	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	62	62	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$7,308,585	$30,866	$2,568,332	$545,612	$1,786,256	$3,147,247	$6,961,166	$461,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.40%	$1	$-	$-	$12	$23	$-	$3,710	$-
0.65%	-	28	-	481	4,697	2,688	11,200	2,295
0.75%	80	97	1,036	5,080	17,258	6,377	25,477	6,680
0.80%	-	112	4,258	12	257	517	4,591	9,060
0.85%	-	1,333	1,052	19,696	15,996	8,225	21,244	3,339
0.95%	-	721	1,106	-	-	1,261	7,083	7,447
1.05%	-	1,638	1,879	502	-	1,815	6,931	11,282
1.10%	15	25,879	12,274	248,550	299,623	190,259	857,634	201,193
1.15%	2,361	37,302	262,635	543,913	1,133,212	813,101	4,353,371	2,650,964
1.20%	196	258	8,977	325	809	10,996	23,560	47,711
1.25%	-	1,871	47,820	69,412	53,323	78,103	439,119	239,963
1.30%	7,681	30,990	127,087	1,462,711	2,132,751	826,192	2,539,330	341,352
1.35%	372	10,350	73,591	104,502	211,652	131,351	896,572	553,392
1.40%	555	6,990	83,185	13,444	6,266	146,505	669,837	385,809
1.45%	429	7,755	41,060	17,907	114,501	116,939	401,417	296,393
1.50%	1,801	5,908	120,012	383,550	600,288	257,056	941,428	299,488
1.55%	2,162	29,696	196,314	312,128	673,613	640,144	2,996,094	2,213,112
1.60%	178	2,297	46,112	15,987	14,402	38,663	256,200	104,556
1.65%	592	30,168	393,434	62,852	179,049	232,238	1,311,045	1,139,724
1.70%	4	1,395	75,102	6,840	27,008	24,369	315,386	235,434
1.75%	12,882	29,755	999,001	952,756	2,940,668	1,380,626	8,630,866	6,063,089
1.80%	171	12,160	93,579	46,215	74,542	293,591	707,194	453,236
1.85%	1,823	4,039	110,101	48,756	212,513	133,266	518,317	340,594
1.90%	316	442	82,259	74,217	9,616	39,347	331,095	272,592
1.95%	1,623	7,752	286,181	215,933	652,228	134,981	1,368,903	1,069,075
2.00%	1,125	13,927	312,271	135,867	163,008	384,990	2,586,431	850,368
2.05%	251	1,620	323,592	31,014	49,775	41,545	552,275	577,882
2.10%	393	1,577	212,856	61,776	187,303	95,575	465,767	484,984
2.15%	1,392	959	442,582	101,139	100,963	76,803	1,819,478	1,646,717
2.20%	380	3,624	43,767	91,199	130,864	171,825	544,200	227,858
2.25%	298	1,173	275,114	97,551	12,704	26,205	693,752	278,475
2.30%	416	2,367	143,517	64,493	45,496	68,052	270,656	284,367
2.35%	1,234	6,891	464,446	286,773	65,139	102,147	3,915,413	1,197,485
2.40%	-	94	66,796	10,627	10,381	29,004	428,472	267,861
2.45%	-	2,622	59,371	13,102	25,754	13,921	141,433	87,758
2.50%	-	818	51,245	180,441	12,531	47,327	659,803	200,276
2.55%	806	75	105,641	8,341	23,024	27,574	299,586	140,221
2.60%	-	103	23,139	23,908	-	13,613	149,051	54,279
2.65%	-	752	7,715	6,268	356	8,119	10,364	21,934
2.70%	-	-	32,392	18,951	-	5,351	122,996	53,628
2.75%	-	152	1,125	2,912	-	10,796	14,422	18,196
2.80%	-	-	24,560	2,462	-	9,271	7,868	12,842
2.85%	-	-	3,038	16,855	-	3,992	13,892	5,842
2.90%	-	-	8,106	26,196	-	-	20,661	32,457
2.95%	-	-	122	7,533	-	-	10,724	2,685
3.00%	-	-	5,959	-	3,529	-	2,693	32,503
3.05%	-	-	6,678	8,752	-	-	940	8,968
3.10%	-	-	856	-	-	-	6,365	2,056
3.15%	-	-	-	-	-	-	652	-
3.20%	-	-	-	1,547	-	-	-	-
3.25%	-	-	-	-	-	-	93	-
3.30%	-	-	-	-	-	-	-	1,095
3.40%	-	-	-	-	-	-	-	-

	$39,537	$285,690	$5,682,943	$5,803,488	$10,205,122	$6,644,720	$40,375,591	$23,438,517

	GVDMC	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6

0.40%	$950	$165	$314	$-	$-	$-	$-	$36
0.65%	4,286	43	1,158	-	1,211	-	-	103
0.75%	6,510	735	10,669	-	2,197	-	-	662
0.80%	3,047	1,702	12,128	1,433	-	-	179	-
0.85%	15,516	1,304	6,983	-	7,602	-	-	135
0.95%	4,495	926	8,501	-	666	353	-	2,703
1.05%	562	2,311	4,940	-	1,900	-	-	1,670
1.10%	235,877	5,319	66,461	-	32,511	-	-	21,432
1.15%	1,234,694	146,133	969,882	-	281,683	2,178	-	126,203
1.20%	5,969	1,640	7,941	-	3,731	-	-	1,314
1.25%	171,145	29,491	119,704	-	23,330	484	-	9,061
1.30%	829,819	425,308	1,889,396	367,853	24,924	-	63,487	42,844
1.35%	283,399	42,266	213,186	-	60,632	-	-	25,452
1.40%	172,724	126,617	943,738	166,782	29,042	201	27,357	7,145
1.45%	205,734	49,957	160,823	-	44,515	211	-	14,546
1.50%	275,147	32,799	240,799	-	48,315	857	-	31,085
1.55%	867,560	135,132	795,696	-	310,828	2,746	-	111,239
1.60%	78,155	23,251	148,493	-	7,809	220	-	6,965
1.65%	350,903	33,214	187,686	-	81,180	203	-	25,476
1.70%	64,743	16,653	63,159	-	44,778	78	-	15,211
1.75%	1,964,563	149,633	1,162,214	-	811,925	89	-	189,154
1.80%	281,035	44,767	284,976	-	73,142	793	-	23,284
1.85%	140,480	16,803	153,398	-	35,668	435	-	16,202
1.90%	185,434	6,925	36,588	-	9,230	108	-	11,628
1.95%	292,885	40,074	222,891	-	97,571	198	-	33,426
2.00%	616,048	33,663	285,264	-	199,789	-	-	40,858
2.05%	115,430	21,977	61,592	-	27,912	1,732	-	11,508
2.10%	98,872	16,688	151,729	-	49,263	382	-	15,136
2.15%	383,798	16,073	112,070	-	194,078	39	-	10,087
2.20%	150,702	18,738	186,386	-	39,241	-	-	9,982
2.25%	550,251	8,010	79,195	-	68,815	-	-	6,289
2.30%	92,535	9,431	48,661	-	9,817	-	-	13,783
2.35%	1,673,750	16,659	224,950	-	410,484	-	-	25,608
2.40%	236,622	5,003	30,752	-	56,447	-	-	2,612
2.45%	71,594	3,161	40,866	-	25,147	-	-	4,947
2.50%	459,760	6,723	51,867	-	3,124	-	-	13,415
2.55%	95,112	574	19,872	-	31,622	-	-	3,011
2.60%	25,100	120	13,821	-	14,253	-	-	1,621
2.65%	2,537	774	3,751	-	1,103	-	-	1,150
2.70%	34,643	267	4,320	-	10,257	-	-	1,058
2.75%	5,979	391	6,219	-	2,450	-	-	572
2.80%	4,419	52	1,200	-	1,587	-	-	7,633
2.85%	7,550	-	952	-	348	-	-	-
2.90%	7,726	-	1,077	-	2,942	-	-	697
2.95%	15,919	73	273	-	629	-	-	-
3.00%	14,267	-	-	-	-	-	-	-
3.05%	1,326	314	333	-	294	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	84	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	25	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$12,339,572	$1,491,859	$9,036,899	$536,068	$3,184,076	$11,307	$91,023	$886,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.40%	$-	$36	$-	$-	$-	$1	$1	$-
0.65%	-	549	-	17	-	608	976	-
0.75%	-	1,617	-	1,025	-	1,216	1,746	-
0.80%	1,245	-	272	34	5,678	-	1,623	454
0.85%	-	3,356	-	205	-	4,122	5,050	-
0.95%	-	2,618	-	884	-	3,693	-	-
1.05%	-	2,046	-	489	-	2,022	27	-
1.10%	-	17,557	-	9,432	-	27,561	27,219	-
1.15%	-	205,083	-	75,932	-	232,127	180,224	-
1.20%	-	3,489	-	1,793	-	2,605	2,169	-
1.25%	-	33,418	-	19,657	-	29,212	16,715	-
1.30%	113,410	22,544	34,815	40,577	2,147,061	23,148	1,703,489	77,299
1.35%	-	51,112	-	18,297	-	62,102	45,753	-
1.40%	31,776	17,529	13,545	9,257	459,847	19,384	521,649	22,245
1.45%	-	31,740	-	12,912	-	37,791	25,954	-
1.50%	-	53,462	-	39,780	-	45,906	29,426	-
1.55%	-	241,274	-	98,598	-	236,682	204,984	-
1.60%	-	11,605	-	7,624	-	8,424	5,706	-
1.65%	-	64,624	-	21,009	-	78,333	53,471	-
1.70%	-	30,912	-	16,571	-	37,843	29,353	-
1.75%	-	411,482	-	97,313	-	507,925	524,027	-
1.80%	-	76,352	-	43,737	-	61,143	48,814	-
1.85%	-	30,940	-	21,245	-	32,800	19,916	-
1.90%	-	10,017	-	1,829	-	11,967	5,460	-
1.95%	-	61,973	-	34,199	-	71,970	68,008	-
2.00%	-	124,472	-	25,236	-	126,986	128,962	-
2.05%	-	25,999	-	12,433	-	19,605	19,691	-
2.10%	-	39,641	-	9,596	-	33,229	34,056	-
2.15%	-	99,332	-	11,325	-	118,492	130,071	-
2.20%	-	34,303	-	6,551	-	29,676	27,264	-
2.25%	-	41,070	-	5,009	-	44,547	52,551	-
2.30%	-	14,522	-	9,601	-	10,965	8,227	-
2.35%	-	208,938	-	8,087	-	262,407	282,162	-
2.40%	-	28,927	-	2,632	-	36,594	36,800	-
2.45%	-	19,249	-	4,617	-	17,294	16,509	-
2.50%	-	8,215	-	10,605	-	8,395	6,652	-
2.55%	-	15,700	-	140	-	18,494	21,439	-
2.60%	-	7,905	-	797	-	14,850	9,670	-
2.65%	-	2,444	-	1,642	-	668	351	-
2.70%	-	4,570	-	361	-	6,060	6,855	-
2.75%	-	1,154	-	28	-	2,046	1,511	-
2.80%	-	3,676	-	22	-	1,448	850	-
2.85%	-	125	-	-	-	168	222	-
2.90%	-	1,355	-	-	-	1,631	1,967	-
2.95%	-	316	-	26	-	336	457	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	128	-	-	-	148	209	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	30	-	-	-	38	53	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$146,431	$2,067,406	$48,632	$681,124	$2,612,586	$2,292,662	$4,308,289	$99,998

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1

0.40%	$-	$-	$30	$-	$-	$75	$48	$-
0.65%	37	-	10	-	-	282	109	-
0.75%	37	-	655	-	572	4,035	253	-
0.80%	-	2,073	-	5,926	-	685	152	10,476
0.85%	11	-	405	-	657	957	5	-
0.95%	414	-	1,395	-	4,298	5,853	1,268	-
1.05%	-	-	196	-	2,764	3,036	965	-
1.10%	1,822	-	1,771	-	7,747	25,450	26,786	-
1.15%	34,922	-	57,141	-	131,280	195,352	145,936	1
1.20%	5	-	201	-	662	734	948	-
1.25%	8,190	-	20,872	-	32,187	32,060	7,776	-
1.30%	9,282	340,769	9,489	740,768	13,613	295,582	75,750	3,549,244
1.35%	6,878	-	19,274	-	59,449	56,736	26,917	-
1.40%	2,832	132,333	3,913	338,654	7,093	61,045	30,487	1,469,110
1.45%	12,406	-	28,375	-	30,060	51,716	24,800	-
1.50%	11,834	-	18,036	-	29,943	88,671	48,781	-
1.55%	43,608	-	53,783	-	86,905	199,568	114,912	-
1.60%	5,938	-	8,626	-	9,076	19,349	22,890	-
1.65%	11,318	-	14,253	-	27,597	52,087	25,163	-
1.70%	12,534	-	5,488	-	24,745	13,518	16,752	-
1.75%	41,477	-	36,849	-	72,514	348,450	230,695	-
1.80%	14,257	-	14,943	-	22,819	50,132	28,070	-
1.85%	12,033	-	9,861	-	8,542	47,152	20,532	-
1.90%	3,233	-	3,592	-	12,110	22,471	20,577	-
1.95%	8,767	-	9,757	-	13,439	81,902	39,161	-
2.00%	16,932	-	11,120	-	15,099	66,533	41,654	-
2.05%	4,043	-	2,903	-	2,686	25,263	8,801	-
2.10%	7,930	-	6,994	-	7,561	32,578	23,329	-
2.15%	5,457	-	3,198	-	6,140	17,903	22,886	-
2.20%	17,308	-	2,570	-	5,189	27,600	18,121	-
2.25%	2,035	-	1,656	-	1,796	24,713	25,924	-
2.30%	1,341	-	2,897	-	8,361	27,494	11,025	-
2.35%	6,958	-	3,574	-	4,073	93,903	56,496	-
2.40%	698	-	471	-	870	6,545	12,140	-
2.45%	1,537	-	682	-	439	31,836	5,304	-
2.50%	2,711	-	1,359	-	977	44,126	56,183	-
2.55%	244	-	309	-	2,966	8,911	6,566	-
2.60%	213	-	204	-	171	5,711	12,563	-
2.65%	199	-	-	-	49	6,829	2,447	-
2.70%	-	-	313	-	145	1,119	2,762	-
2.75%	6	-	-	-	-	557	2,875	-
2.80%	7,542	-	-	-	236	1,324	576	-
2.85%	-	-	-	-	341	1,719	681	-
2.90%	-	-	25	-	327	-	884	-
2.95%	-	-	-	-	200	337	281	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	59	-
3.40%	-	-	-	-	-	-	-	-

	$316,989	$475,175	$357,190	$1,085,348	$655,698	$2,081,899	$1,221,290	$5,028,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2	ALVBWB	ALVGIB	ALVSVB

0.40%	$-	$109	$-	$-	$-	$91	$-	$11
0.65%	73	1,208	253	-	43	-	-	75
0.75%	345	3,409	1,555	-	404	-	-	1,036
0.80%	-	-	91	5,239	-	-	-	766
0.85%	652	8,323	2,191	-	591	-	-	288
0.95%	3,309	33	33	-	5,405	-	2,407	1,201
1.05%	5,368	8	141	-	2,124	-	1,780	2,319
1.10%	30,610	54,749	29,369	-	5,995	-	328	13,618
1.15%	630,311	365,286	189,417	-	201,585	-	12,703	63,334
1.20%	7,325	3,576	1,936	-	514	-	700	658
1.25%	167,085	24,076	29,089	-	31,111	-	13,434	12,620
1.30%	36,632	165,055	137,260	624,397	9,648	-	1,727	104,293
1.35%	253,874	77,174	41,622	-	48,926	-	83	21,860
1.40%	58,801	32,549	28,156	287,622	11,540	-	596	23,127
1.45%	148,557	40,707	25,620	-	41,528	-	7,553	12,671
1.50%	153,396	88,275	88,705	-	51,994	-	10,225	41,989
1.55%	603,302	355,380	217,632	-	185,924	-	15,748	77,682
1.60%	62,552	9,662	19,211	-	21,435	-	2,802	10,306
1.65%	190,761	92,621	51,189	-	34,610	-	1,455	31,503
1.70%	70,146	44,992	47,560	-	21,511	-	3,248	14,741
1.75%	525,398	995,341	483,346	-	112,777	-	7,219	121,388
1.80%	232,594	80,188	59,196	-	57,100	-	10,862	29,094
1.85%	123,319	45,006	38,701	-	23,094	-	1,057	18,109
1.90%	27,592	10,301	11,087	-	7,831	-	3,484	3,530
1.95%	102,139	154,303	73,332	-	25,268	-	1,348	43,099
2.00%	135,495	230,090	101,873	-	31,757	-	236	27,618
2.05%	73,752	31,988	17,498	-	7,584	-	2,528	6,090
2.10%	92,005	65,929	33,014	-	26,924	-	1,995	11,656
2.15%	126,213	204,033	80,360	-	6,002	-	1,730	11,150
2.20%	56,543	55,783	37,456	-	31,966	-	85	6,846
2.25%	31,181	70,276	15,912	-	3,025	-	608	4,941
2.30%	35,753	18,521	16,565	-	7,902	-	822	13,293
2.35%	75,701	443,191	116,946	-	3,866	-	-	17,973
2.40%	31,370	58,508	21,734	-	1,512	-	263	1,806
2.45%	11,141	34,104	11,036	-	2,037	-	109	6,501
2.50%	17,444	2,946	13,998	-	22	-	-	10,102
2.55%	7,447	34,960	13,133	-	1,480	-	45	2,804
2.60%	8,387	15,298	3,933	-	-	-	36	625
2.65%	2,091	3,012	1,726	-	157	-	-	-
2.70%	1,983	10,608	3,001	-	81	-	-	419
2.75%	155	2,514	873	-	-	-	-	582
2.80%	2,674	1,333	4,474	-	2,852	-	-	1,339
2.85%	185	357	115	-	-	-	-	-
2.90%	-	3,060	787	-	-	-	-	-
2.95%	251	668	351	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	295	65	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	84	30	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,143,912	$3,939,889	$2,071,572	$917,258	$1,028,125	$91	$107,216	$773,063

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVI4

0.40%	$-	$-	$-	$-	$337	$-	$-	$-
0.65%	-	-	-	-	497	-	-	-
0.75%	-	-	-	-	3,689	-	-	-
0.80%	1,475	-	443	-	753	-	-	-
0.85%	-	-	-	-	11,047	-	-	-
0.95%	-	-	-	3,126	14,051	-	-	-
1.05%	-	-	-	3,936	8,703	-	-	-
1.10%	-	-	-	-	42,374	-	-	-
1.15%	-	-	-	13,526	369,867	-	-	-
1.20%	-	-	-	-	2,287	-	-	-
1.25%	-	-	-	6,703	82,368	-	-	-
1.30%	328,694	1,316	140,411	-	461,025	110	3	-
1.35%	-	-	-	354	88,320	-	-	-
1.40%	143,344	72	50,894	2,548	128,715	193	-	-
1.45%	-	-	-	2,505	74,850	-	-	-
1.50%	-	-	-	2,289	122,141	-	-	-
1.55%	-	-	-	18,077	402,418	-	-	1
1.60%	-	-	-	582	57,739	-	-	-
1.65%	-	-	-	1,043	112,159	-	-	-
1.70%	-	-	-	348	26,618	-	-	-
1.75%	-	-	-	1,479	555,228	-	-	-
1.80%	-	-	-	3,292	128,660	-	-	-
1.85%	-	-	-	2,412	73,797	-	-	-
1.90%	-	-	-	626	11,469	-	-	-
1.95%	-	-	-	3,081	148,146	-	-	-
2.00%	-	-	-	-	83,347	-	-	-
2.05%	-	-	-	1,376	41,208	-	-	-
2.10%	-	-	-	4,910	74,031	-	-	-
2.15%	-	-	-	48	33,036	-	-	-
2.20%	-	-	-	370	77,223	-	-	-
2.25%	-	-	-	-	33,024	-	-	-
2.30%	-	-	-	23	36,926	-	-	-
2.35%	-	-	-	-	65,451	-	-	-
2.40%	-	-	-	81	12,346	-	-	-
2.45%	-	-	-	19	14,311	-	-	-
2.50%	-	-	-	-	41,592	-	-	-
2.55%	-	-	-	78	8,557	-	-	-
2.60%	-	-	-	-	10,274	-	-	-
2.65%	-	-	-	-	137	-	-	-
2.70%	-	-	-	-	1,786	-	-	-
2.75%	-	-	-	-	182	-	-	-
2.80%	-	-	-	-	382	-	-	-
2.85%	-	-	-	-	575	-	-	-
2.90%	-	-	-	-	68	-	-	-
2.95%	-	-	-	-	550	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	316	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	86	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$473,513	$1,388	$191,748	$72,832	$3,462,666	$303	$3	$1

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	ACVMV1	ACVMV2	ACVU2	ACVVS1	DVSCS	DCAP

0.40%	$-	$33	$-	$-	$73	$-
0.65%	-	10	-	-	126	-
0.75%	-	2,073	-	-	1,394	-
0.80%	1,428	-	-	-	544	1,700
0.85%	-	2,131	-	-	2,575	-
0.95%	-	1,366	-	-	2,719	-
1.05%	-	1,052	-	-	5,000	-
1.10%	-	22,698	-	-	8,899	-
1.15%	-	104,200	-	-	135,471	-
1.20%	-	367	-	-	1,221	-
1.25%	-	14,704	-	-	17,815	-
1.30%	68,720	57,622	-	91	152,408	298,009
1.35%	-	35,679	-	-	31,930	-
1.40%	21,911	10,296	-	-	41,156	102,529
1.45%	-	20,007	-	-	35,660	-
1.50%	-	33,952	-	-	44,240	-
1.55%	-	120,178	108	-	124,658	-
1.60%	-	14,521	-	-	13,325	-
1.65%	-	24,214	-	-	21,647	-
1.70%	-	9,884	-	-	11,281	-
1.75%	-	198,279	-	-	209,196	-
1.80%	-	31,897	-	-	62,709	-
1.85%	-	21,309	-	-	17,228	-
1.90%	-	6,260	-	-	4,140	-
1.95%	-	53,826	-	-	34,896	-
2.00%	-	24,262	-	-	38,427	-
2.05%	-	8,812	-	-	7,657	-
2.10%	-	23,245	-	-	16,696	-
2.15%	-	23,213	-	-	35,483	-
2.20%	-	35,578	-	-	13,670	-
2.25%	-	4,758	-	-	5,251	-
2.30%	-	8,883	-	-	5,276	-
2.35%	-	21,679	-	-	36,998	-
2.40%	-	4,738	-	-	9,622	-
2.45%	-	5,734	-	-	2,733	-
2.50%	-	21,238	-	-	4,077	-
2.55%	-	2,240	-	-	3,708	-
2.60%	-	1,737	-	-	3,235	-
2.65%	-	1,733	-	-	611	-
2.70%	-	2,361	-	-	1,203	-
2.75%	-	42	-	-	292	-
2.80%	-	340	-	-	194	-
2.85%	-	569	-	-	64	-
2.90%	-	-	-	-	298	-
2.95%	-	251	-	-	77	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	38	-
3.10%	-	-	-	-	-	-
3.15%	-	-	-	-	-	-
3.20%	-	-	-	-	14	-
3.25%	-	-	-	-	-	-
3.30%	-	50	-	-	-	-
3.40%	-	-	-	-	-	-

	$92,059	$978,021	$108	$91	$1,165,935	$402,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP

0.40%	$110	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-
0.75%	1,331	-	-	-	-	-	-
0.80%	-	-	503	-	463	-	5,683
0.85%	1,641	-	-	-	-	-	-
0.95%	4,246	890	-	136	-	2,673	-
1.05%	4,724	55	-	11	-	1,715	-
1.10%	9,215	-	-	120	-	2,195	-
1.15%	100,865	7,961	-	4,973	-	99,281	-
1.20%	-	-	-	57	-	7,101	-
1.25%	16,875	1,008	-	3,009	-	42,148	-
1.30%	85,367	-	135,309	-	110,914	287	3,340,314
1.35%	23,938	10	-	-	-	36,581	-
1.40%	6,497	170	56,375	351	47,303	8,736	1,431,740
1.45%	28,747	186	-	747	-	29,159	-
1.50%	50,724	525	-	1,953	-	34,329	-
1.55%	96,556	3,709	-	8,487	-	101,846	-
1.60%	13,516	317	-	1,402	-	8,602	-
1.65%	29,856	370	-	430	-	41,203	-
1.70%	15,732	841	-	527	-	23,392	-
1.75%	135,759	315	-	503	-	91,776	-
1.80%	24,225	2,477	-	983	-	70,800	-
1.85%	25,908	87	-	1,313	-	12,921	-
1.90%	5,637	-	-	562	-	4,409	-
1.95%	53,502	872	-	437	-	12,363	-
2.00%	24,952	13	-	-	-	20,610	-
2.05%	12,382	174	-	2,093	-	8,784	-
2.10%	17,475	390	-	18	-	8,810	-
2.15%	13,133	-	-	261	-	16,963	-
2.20%	12,444	-	-	-	-	8,613	-
2.25%	4,019	362	-	276	-	4,664	-
2.30%	13,414	-	-	-	-	8,521	-
2.35%	21,426	-	-	-	-	11,030	-
2.40%	2,014	129	-	39	-	5,083	-
2.45%	2,562	-	-	-	-	830	-
2.50%	11,113	-	-	-	-	394	-
2.55%	2,703	-	-	-	-	-	-
2.60%	5,477	-	-	-	-	9,224	-
2.65%	256	-	-	-	-	-	-
2.70%	444	-	-	-	-	28	-
2.75%	1,084	-	-	-	-	-	-
2.80%	606	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-

	$880,475	$20,861	$192,187	$28,688	$158,680	$735,071	$4,777,737

	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2

0.40%	$-	$-	$-	$-	$95	$-	$-
0.65%	-	-	-	-	-	-	-
0.75%	-	-	-	733	913	-	-
0.80%	-	1,466	968	2,164	-	443	-
0.85%	-	-	-	6,656	844	-	-
0.95%	-	-	-	1,738	620	-	-
1.05%	-	-	-	3,455	1,404	-	-
1.10%	266	-	-	7,654	33,438	-	66,259
1.15%	27,761	-	-	165,642	358,508	-	182,235
1.20%	5,553	-	-	893	4,089	-	831
1.25%	11,939	-	-	19,233	68,262	-	14,050
1.30%	-	483,411	1,737,541	243,632	128,176	53,452	142,322
1.35%	8,152	-	-	52,909	93,679	-	35,130
1.40%	4,350	283,456	390,806	62,769	16,580	19,549	14,449
1.45%	3,749	-	-	35,619	71,248	-	56,035
1.50%	6,187	-	-	33,541	104,001	-	47,691
1.55%	28,609	-	-	183,182	284,354	-	121,983
1.60%	3,132	-	-	18,582	38,941	-	15,726
1.65%	15,149	-	-	44,455	78,140	-	39,576
1.70%	1,460	-	-	16,950	26,251	-	13,814
1.75%	12,441	-	-	130,815	385,443	-	326,564
1.80%	8,030	-	-	61,725	103,375	-	24,585
1.85%	7,192	-	-	18,819	64,838	-	20,487
1.90%	1,379	-	-	2,985	17,251	-	3,528
1.95%	6,254	-	-	30,899	92,486	-	49,197
2.00%	2,624	-	-	42,617	97,235	-	92,044
2.05%	8,363	-	-	4,898	54,322	-	9,895
2.10%	3,469	-	-	144,665	44,655	-	49,223
2.15%	5,087	-	-	13,727	49,640	-	83,969
2.20%	1,293	-	-	67,676	71,059	-	23,368
2.25%	1,640	-	-	1,052	19,365	-	14,439
2.30%	391	-	-	11,047	22,017	-	5,348
2.35%	1,366	-	-	1,695	58,104	-	96,010
2.40%	544	-	-	2,247	5,736	-	4,658
2.45%	104	-	-	4,133	20,373	-	9,100
2.50%	152	-	-	451	15,641	-	10,741
2.55%	113	-	-	129	3,732	-	6,565
2.60%	3,326	-	-	-	1,695	-	4,074
2.65%	237	-	-	751	3,773	-	-
2.70%	-	-	-	65	3,352	-	-
2.75%	-	-	-	201	596	-	-
2.80%	188	-	-	1,330	893	-	-
2.85%	-	-	-	-	1	-	-
2.90%	-	-	-	-	68	-	-
2.95%	-	-	-	-	585	-	-
3.00%	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	59	-	-
3.40%	-	-	-	-	-	-	-

	$180,500	$768,333	$2,129,315	$1,441,734	$2,445,837	$73,444	$1,583,896

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS

0.40%	$-	$-	$-	$-	$-	$33	$-	$-
0.65%	-	-	-	-	-	85	-	-
0.75%	-	-	-	-	-	766	-	-
0.80%	284	-	1,180	-	8,234	-	408	1,786
0.85%	-	-	-	-	-	2,285	-	-
0.95%	-	-	-	-	-	210	-	-
1.05%	-	-	-	-	-	1,971	-	-
1.10%	-	175,848	-	1,162	-	13,153	-	-
1.15%	-	620,081	-	26,659	-	160,481	-	-
1.20%	-	2,948	-	75	-	5,837	-	-
1.25%	-	39,507	-	16,544	-	29,337	-	-
1.30%	117,832	639,898	83,116	5,816	3,839,601	84,452	201,611	249,651
1.35%	-	126,718	-	30,828	-	36,758	-	-
1.40%	10,991	20,369	7,291	5	970,839	9,372	98,042	110,620
1.45%	-	93,636	-	8,243	-	35,895	-	-
1.50%	-	158,975	-	9,269	-	58,248	-	-
1.55%	-	470,249	-	41,968	-	150,710	-	-
1.60%	-	21,956	-	2,023	-	15,524	-	-
1.65%	-	86,131	-	12,810	-	48,532	-	-
1.70%	-	13,951	-	10,185	-	25,566	-	-
1.75%	-	1,057,671	-	106,130	-	187,698	-	-
1.80%	-	37,576	-	7,438	-	60,856	-	-
1.85%	-	59,788	-	3,765	-	50,756	-	-
1.90%	-	9,182	-	2,527	-	8,425	-	-
1.95%	-	182,147	-	19,117	-	45,757	-	-
2.00%	-	166,197	-	8,976	-	47,271	-	-
2.05%	-	21,562	-	9,516	-	22,730	-	-
2.10%	-	46,755	-	4,198	-	24,245	-	-
2.15%	-	121,946	-	42,877	-	20,794	-	-
2.20%	-	74,467	-	2,502	-	29,175	-	-
2.25%	-	4,797	-	947	-	8,073	-	-
2.30%	-	19,506	-	11,706	-	14,862	-	-
2.35%	-	61,262	-	17,847	-	11,272	-	-
2.40%	-	17,103	-	5,898	-	7,791	-	-
2.45%	-	12,291	-	3,700	-	8,025	-	-
2.50%	-	8,827	-	802	-	7,530	-	-
2.55%	-	5,875	-	1,456	-	8,831	-	-
2.60%	-	356	-	-	-	1,477	-	-
2.65%	-	932	-	-	-	1,368	-	-
2.70%	-	-	-	-	-	954	-	-
2.75%	-	1,099	-	-	-	228	-	-
2.80%	-	-	-	-	-	204	-	-
2.85%	-	99	-	-	-	573	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	749	-	-	-	149	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$129,107	$4,380,454	$91,587	$414,989	$4,818,674	$1,248,259	$300,061	$362,057

	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS

0.40%	$199	$-	$116	$-	$-	$-	$30	$-
0.65%	2,343	-	137	-	-	-	13	-
0.75%	11,110	-	1,740	-	-	-	730	-
0.80%	-	3,404	-	452	1,128	-	-	388
0.85%	19,686	-	6,699	-	-	-	1,877	-
0.95%	4,003	-	2,558	-	-	-	352	-
1.05%	5,138	-	6,606	-	-	-	811	-
1.10%	87,319	-	46,223	-	-	792	12,789	-
1.15%	804,415	-	573,609	-	-	12,714	130,256	-
1.20%	6,431	-	3,511	-	-	-	1,148	-
1.25%	84,068	-	83,447	-	-	8,007	15,072	-
1.30%	205,227	331,080	172,257	666,022	322,379	962	43,590	71,596
1.35%	182,369	-	195,890	-	-	-	31,542	-
1.40%	71,922	83,961	33,708	162,750	65,298	1,827	4,500	20,805
1.45%	130,519	-	94,739	-	-	1,928	31,677	-
1.50%	168,201	-	143,459	-	-	3,301	38,302	-
1.55%	673,762	-	461,822	-	-	4,418	117,239	-
1.60%	50,393	-	59,137	-	-	611	9,249	-
1.65%	216,113	-	181,118	-	-	909	29,324	-
1.70%	99,772	-	54,956	-	-	3,945	25,733	-
1.75%	1,548,205	-	656,106	-	-	790	141,172	-
1.80%	179,621	-	164,100	-	-	2,088	46,078	-
1.85%	91,871	-	86,637	-	-	440	25,550	-
1.90%	31,617	-	42,230	-	-	451	8,926	-
1.95%	226,897	-	135,355	-	-	650	31,288	-
2.00%	400,649	-	135,344	-	-	127	33,890	-
2.05%	75,733	-	79,503	-	-	188	4,444	-
2.10%	93,909	-	76,615	-	-	282	18,234	-
2.15%	273,609	-	103,354	-	-	-	9,378	-
2.20%	95,898	-	46,224	-	-	8	11,737	-
2.25%	174,926	-	34,255	-	-	34	6,948	-
2.30%	35,673	-	44,525	-	-	173	9,911	-
2.35%	844,998	-	104,842	-	-	-	32,306	-
2.40%	89,134	-	28,317	-	-	-	1,763	-
2.45%	45,234	-	16,898	-	-	-	4,052	-
2.50%	42,448	-	32,656	-	-	-	10,024	-
2.55%	62,063	-	16,726	-	-	-	1,428	-
2.60%	35,059	-	28,232	-	-	-	2,181	-
2.65%	3,780	-	3,640	-	-	-	656	-
2.70%	17,215	-	1,862	-	-	-	1,253	-
2.75%	7,443	-	157	-	-	-	126	-
2.80%	2,437	-	6,908	-	-	-	3,039	-
2.85%	446	-	255	-	-	-	450	-
2.90%	6,772	-	946	-	-	-	-	-
2.95%	839	-	433	-	-	-	71	-
3.00%	-	-	-	-	-	-	-	-
3.05%	463	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	61	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	59	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$7,209,990	$418,445	$3,967,911	$829,224	$388,805	$44,645	$899,139	$92,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2

0.40%	$-	$-	$11	$-	$-	$-	$-	$-
0.65%	-	-	566	-	-	-	112	-
0.75%	1,281	-	1,819	-	-	-	568	-
0.80%	792	-	276	422	-	318	768	-
0.85%	1,885	-	4,130	-	-	1	1,006	143
0.95%	1,559	2,710	5,362	288	378	1,981	1,718	-
1.05%	725	1,614	4,760	1,670	39	2,118	3,392	528
1.10%	21,616	3,591	26,607	3,628	462	17,156	9,831	2,542
1.15%	233,930	142,395	252,715	57,271	11,465	164,077	227,109	19,779
1.20%	1,835	4,129	10,795	312	365	1,516	522	-
1.25%	41,513	53,404	36,811	6,590	7,346	20,520	34,849	5,545
1.30%	177,844	2,734	141,952	56,371	-	41,806	270,427	28,049
1.35%	131,150	46,558	84,116	18,739	-	49,727	90,168	13,004
1.40%	115,718	14,798	52,704	21,853	3,453	18,268	94,428	6,603
1.45%	58,318	29,748	54,123	23,164	3,035	41,170	80,978	19,147
1.50%	85,776	40,611	61,128	17,584	5,372	49,379	69,182	20,416
1.55%	264,494	160,285	246,021	78,685	9,085	186,177	146,841	69,481
1.60%	51,347	17,328	19,160	5,139	6,856	17,688	65,378	11,112
1.65%	90,765	64,414	67,739	13,995	1,055	37,660	74,208	5,262
1.70%	28,080	17,188	32,446	4,109	2,230	27,053	11,314	4,182
1.75%	328,085	93,477	459,673	59,619	1,231	237,464	168,662	58,620
1.80%	100,800	83,103	75,800	25,107	4,659	45,379	97,812	9,280
1.85%	32,140	29,356	34,114	7,280	1,203	25,167	28,436	3,931
1.90%	2,832	11,973	8,089	3,491	2,702	14,298	2,124	82
1.95%	53,050	28,647	80,518	17,476	1,584	39,557	27,959	11,546
2.00%	78,435	44,205	127,959	12,180	81	41,089	42,664	6,091
2.05%	10,107	33,931	22,655	2,440	770	9,909	8,434	840
2.10%	27,497	26,202	41,883	31,918	1,120	22,547	7,921	154
2.15%	18,063	26,156	87,239	5,863	322	18,996	5,140	791
2.20%	8,364	26,070	29,982	2,295	-	14,513	21,210	6,802
2.25%	15,317	5,124	38,675	1,307	522	15,777	4,772	166
2.30%	8,351	15,702	11,919	6,386	-	19,281	2,937	1,467
2.35%	6,850	12,771	232,993	176	-	66,354	916	3,004
2.40%	3,290	2,919	23,067	994	-	6,606	1,267	1,063
2.45%	4,357	3,908	16,201	1,549	-	4,840	2,636	-
2.50%	649	3,521	11,572	570	-	36,943	65	-
2.55%	2,456	853	16,877	1,173	-	3,622	1,480	2,425
2.60%	1,024	2,951	9,694	-	-	8,874	433	-
2.65%	-	662	343	301	-	138	1,274	1,516
2.70%	-	53	5,087	75	-	2,345	-	-
2.75%	-	-	903	30	-	917	869	-
2.80%	782	14	3,469	258	-	1,534	-	-
2.85%	-	1	135	-	-	677	-	-
2.90%	-	-	1,335	-	-	-	-	-
2.95%	843	26	218	-	-	431	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	215	-	-	185	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	22	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	41	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,011,920	$1,053,132	$2,443,878	$490,308	$65,335	$1,314,099	$1,609,810	$313,571

	AMTB	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS

0.40%	$14	$-	$-	$-	$-	$-	$-
0.65%	1,184	-	-	-	-	-	-
0.75%	7,389	-	-	-	-	-	-
0.80%	411	-	-	-	155	171	593
0.85%	6,500	-	-	-	-	1	-
0.95%	6,948	-	-	-	996	7,773	-
1.05%	1,037	-	-	-	76	3,152	-
1.10%	33,474	-	-	-	292	6,740	-
1.15%	268,360	-	-	-	4,788	62,686	-
1.20%	3,726	-	-	-	49	-	-
1.25%	26,285	-	-	-	3,206	8,656	-
1.30%	300,563	123	-	29	7,709	82,481	413,559
1.35%	52,806	-	-	-	1,131	18,970	-
1.40%	154,357	70	-	281	8,986	17,669	188,811
1.45%	63,850	-	-	-	3,746	13,028	-
1.50%	55,921	-	-	-	2,229	13,240	-
1.55%	253,030	-	-	-	11,785	36,280	-
1.60%	19,035	-	-	-	1,322	4,507	-
1.65%	91,253	-	-	-	5,018	18,962	-
1.70%	43,364	-	-	-	2,721	4,813	-
1.75%	507,699	-	5	-	9,534	80,795	-
1.80%	87,607	-	-	-	3,543	14,050	-
1.85%	34,097	-	-	-	866	8,185	-
1.90%	14,084	-	-	-	585	8,296	-
1.95%	78,510	-	-	-	1,651	6,087	-
2.00%	171,442	-	1	-	689	6,331	-
2.05%	26,072	-	-	-	2,548	7,078	-
2.10%	39,404	-	-	-	1,791	7,851	-
2.15%	96,708	-	-	-	1,449	7,085	-
2.20%	41,553	-	-	-	1,901	4,960	-
2.25%	105,059	-	-	-	301	839	-
2.30%	20,343	-	-	-	316	2,990	-
2.35%	460,846	-	1	-	1,884	4,747	-
2.40%	32,040	-	-	-	1,231	6,326	-
2.45%	29,930	-	-	-	25	-	-
2.50%	16,933	-	-	-	109	566	-
2.55%	27,342	-	-	-	50	37	-
2.60%	17,925	-	-	-	-	321	-
2.65%	4,379	-	-	-	-	266	-
2.70%	7,387	-	-	-	-	-	-
2.75%	6,296	-	-	-	-	-	-
2.80%	1,344	-	-	-	30	-	-
2.85%	749	-	-	-	-	-	-
2.90%	1,975	-	-	-	-	-	-
2.95%	421	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-
3.05%	544	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-

	$3,220,196	$193	$7	$310	$82,712	$465,939	$602,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI4	OVHI

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	394	-	-	-	-	-
0.80%	467	1,487	-	982	-	568	-	21
0.85%	-	-	1,327	-	-	-	-	-
0.95%	-	-	8,844	-	9	-	1,110	-
1.05%	-	-	6,292	-	254	-	361	-
1.10%	-	-	7,007	-	471	-	126	-
1.15%	-	-	212,161	-	23,866	-	23,066	-
1.20%	-	-	1,547	-	819	-	131	-
1.25%	-	-	44,513	-	29,403	-	2,990	-
1.30%	315,889	660,339	18,646	1,034,325	3,164	5,653	-	317
1.35%	-	-	98,704	-	-	-	7,065	-
1.40%	197,924	128,738	16,234	592,919	2,419	1,276	855	105
1.45%	-	-	55,747	-	5,971	-	9,825	-
1.50%	-	-	43,357	-	8,023	-	5,408	-
1.55%	-	-	146,983	-	20,590	-	19,875	-
1.60%	-	-	18,710	-	422	-	320	-
1.65%	-	-	68,482	-	1,703	-	3,634	-
1.70%	-	-	10,411	-	2,135	-	1,222	-
1.75%	-	-	91,349	-	2,439	-	19,328	-
1.80%	-	-	43,693	-	13,610	-	5,782	-
1.85%	-	-	14,813	-	4,518	-	1,259	-
1.90%	-	-	3,653	-	2,738	-	1,037	-
1.95%	-	-	20,591	-	1,278	-	2,030	-
2.00%	-	-	21,276	-	1,067	-	6,656	-
2.05%	-	-	4,504	-	1,488	-	52	-
2.10%	-	-	15,661	-	2,324	-	2,344	-
2.15%	-	-	3,577	-	1,277	-	466	-
2.20%	-	-	17,969	-	-	-	2,127	-
2.25%	-	-	2,453	-	166	-	131	-
2.30%	-	-	1,947	-	226	-	181	-
2.35%	-	-	4,352	-	-	-	-	-
2.40%	-	-	2,158	-	-	-	64	-
2.45%	-	-	198	-	-	-	414	-
2.50%	-	-	129	-	-	-	-	-
2.55%	-	-	996	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	92	-	-	-	-	-
2.75%	-	-	-	-	-	-	3	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$514,280	$790,564	$1,008,770	$1,628,226	$130,380	$7,497	$117,862	$443

	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	PMVFAD	PMVLAD

0.40%	$-	$-	$18	$-	$-	$-	$-	$246
0.65%	-	-	1,206	-	25	-	-	994
0.75%	-	-	2,701	-	23	-	884	8,260
0.80%	-	484	-	227	-	436	115	509
0.85%	-	-	8,461	-	699	-	1,073	9,187
0.95%	499	-	1,276	-	1,706	-	80	6,010
1.05%	432	-	920	-	2,917	-	225	6,629
1.10%	277	-	41,413	-	9,881	-	7,218	55,567
1.15%	7,520	-	351,662	-	93,755	-	39,013	351,515
1.20%	286	-	3,726	-	163	-	141	1,962
1.25%	3,308	-	40,385	-	16,276	-	6,289	38,755
1.30%	-	124,847	57,811	42,652	29,500	122,865	41,782	400,622
1.35%	2,019	-	85,749	-	42,060	-	15,814	93,318
1.40%	1,682	31,036	35,248	11,063	4,295	25,451	12,983	77,760
1.45%	1,859	-	51,864	-	25,452	-	6,896	57,044
1.50%	1,356	-	79,577	-	22,666	-	14,520	156,186
1.55%	8,956	-	392,928	-	114,560	-	35,087	352,166
1.60%	418	-	13,720	-	13,512	-	27,798	72,731
1.65%	2,106	-	103,361	-	44,307	-	9,082	96,371
1.70%	888	-	61,728	-	7,757	-	2,390	31,629
1.75%	3,233	-	918,196	-	98,676	-	32,896	781,707
1.80%	4,770	-	106,006	-	45,226	-	9,548	112,676
1.85%	795	-	39,179	-	16,426	-	2,334	72,552
1.90%	509	-	11,258	-	4,306	-	1,505	16,932
1.95%	302	-	126,276	-	30,123	-	10,218	205,944
2.00%	1,688	-	229,756	-	22,667	-	10,773	199,539
2.05%	576	-	42,099	-	6,621	-	3,012	38,265
2.10%	997	-	65,599	-	22,805	-	5,885	49,960
2.15%	220	-	220,583	-	9,125	-	1,194	100,762
2.20%	625	-	50,307	-	8,137	-	2,783	101,351
2.25%	185	-	81,003	-	2,327	-	254	44,826
2.30%	32	-	13,905	-	5,306	-	780	21,144
2.35%	118	-	498,908	-	9,137	-	-	241,834
2.40%	-	-	61,741	-	1,119	-	207	28,686
2.45%	8	-	29,701	-	4,763	-	906	30,593
2.50%	-	-	14,752	-	5,899	-	-	6,718
2.55%	-	-	38,010	-	968	-	1,832	20,734
2.60%	-	-	21,102	-	82	-	-	7,753
2.65%	-	-	2,524	-	1,093	-	-	2,402
2.70%	26	-	10,355	-	134	-	-	5,315
2.75%	-	-	3,444	-	323	-	-	1,366
2.80%	-	-	1,598	-	3,705	-	-	27,688
2.85%	-	-	545	-	-	-	-	157
2.90%	-	-	3,150	-	-	-	-	1,372
2.95%	-	-	618	-	-	-	-	275
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	304	-	-	-	-	140
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	69	-	-	-	-	30
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	42	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$45,690	$156,367	$3,924,742	$53,942	$728,564	$148,752	$305,517	$3,938,182

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	PMVTRD	PVGIB	PVTIGB	PVTVB	AVBV2	AVCA2	AVCD2	VYDS

0.40%	$4	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	126	-	-	-	-	-	1	-
0.80%	-	-	-	-	-	45	127	-
0.85%	1,614	-	-	-	-	-	200	-
0.95%	276	2	-	77	-	710	1,041	-
1.05%	382	105	-	8	-	1,527	202	-
1.10%	503	490	-	210	-	855	3,564	-
1.15%	21,125	8,204	1,537	10,031	-	11,920	36,758	370
1.20%	45	24	-	-	-	-	411	-
1.25%	963	2,188	619	5,935	-	3,729	9,761	3,742
1.30%	80,140	-	-	-	-	2,444	30,447	-
1.35%	8,620	1,215	-	880	-	1,179	12,521	1,207
1.40%	8,409	258	1,015	494	-	4,265	6,135	-
1.45%	3,284	1,167	359	1,535	-	1,979	9,554	-
1.50%	19,974	1,063	836	972	-	5,236	13,049	-
1.55%	12,295	8,989	327	4,997	89	14,003	44,753	49
1.60%	11,381	414	31	5,149	-	681	5,092	141
1.65%	5,090	5,254	-	6,352	-	2,637	13,131	224
1.70%	1,094	492	-	799	-	4,497	7,570	-
1.75%	70,040	3,270	630	6,826	-	14,297	57,598	-
1.80%	3,405	2,144	1,065	6,133	-	3,074	14,722	-
1.85%	13,525	902	404	856	-	4,931	6,528	-
1.90%	319	797	-	616	-	3,457	2,336	-
1.95%	20,036	1,007	-	274	-	2,649	21,030	293
2.00%	6,236	929	-	830	-	4,867	18,753	-
2.05%	3,560	3,002	549	1,804	-	4,936	7,983	-
2.10%	4,565	1,501	76	367	-	3,137	22,753	-
2.15%	3,980	1,775	-	-	-	3,870	17,254	-
2.20%	10,664	259	-	107	-	842	5,658	-
2.25%	205	1,204	-	727	-	906	2,351	-
2.30%	2,555	301	-	510	-	559	11,962	-
2.35%	1,547	582	-	598	-	5,112	11,970	-
2.40%	766	132	153	243	-	1,089	2,205	-
2.45%	700	154	-	1,132	-	1,291	9,789	-
2.50%	30	345	-	288	-	1,425	7,547	-
2.55%	639	-	-	-	-	383	2,271	-
2.60%	126	155	-	215	-	155	246	-
2.65%	-	-	-	-	-	-	1,862	-
2.70%	108	-	-	57	-	26	46	-
2.75%	-	-	-	-	-	-	576	-
2.80%	-	-	-	-	-	47	5,233	-
2.85%	-	-	-	-	-	-	570	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	26	144	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$318,331	$48,324	$7,601	$59,022	$89	$112,786	$425,704	$6,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	TRHS2	VWBFR	VWBF	VWEMR	VWEM	VWHAR

0.40%	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-
0.75%	706	-	-	-	-	10,502
0.80%	228	225	57	1,194	1,250	1,335
0.85%	563	-	-	-	-	3,507
0.95%	30	-	-	-	-	284
1.05%	264	-	-	-	-	955
1.10%	285	-	-	-	-	4,139
1.15%	22,593	-	-	-	-	32,054
1.20%	-	-	-	-	-	120
1.25%	2,483	-	-	-	-	5,449
1.30%	54,465	50,160	108,675	174,105	183,899	405,091
1.35%	4,601	-	-	-	-	13,677
1.40%	16,366	27,800	49,296	49,126	79,411	115,252
1.45%	3,115	-	-	-	-	10,940
1.50%	8,301	-	-	-	-	28,150
1.55%	18,912	-	-	-	-	30,916
1.60%	4,430	-	-	-	-	27,732
1.65%	5,601	-	-	-	-	13,169
1.70%	799	-	-	-	-	3,804
1.75%	14,441	-	-	-	-	26,344
1.80%	3,513	-	-	-	-	20,506
1.85%	5,197	-	-	-	-	7,575
1.90%	488	-	-	-	-	1,740
1.95%	8,263	-	-	-	-	10,622
2.00%	4,640	-	-	-	-	6,792
2.05%	1,076	-	-	-	-	3,109
2.10%	7,050	-	-	-	-	24,086
2.15%	1,086	-	-	-	-	2,892
2.20%	12,486	-	-	-	-	13,386
2.25%	-	-	-	-	-	802
2.30%	793	-	-	-	-	710
2.35%	1,210	-	-	-	-	340
2.40%	199	-	-	-	-	6,369
2.45%	1,602	-	-	-	-	9,762
2.50%	-	-	-	-	-	-
2.55%	6	-	-	-	-	3,337
2.60%	-	-	-	-	-	-
2.65%	-	-	-	-	-	3,978
2.70%	-	-	-	-	-	1,153
2.75%	2	-	-	-	-	16,632
2.80%	71	-	-	-	-	2,129
2.85%	-	-	-	-	-	-
2.90%	-	-	-	-	-	-
2.95%	-	-	-	-	-	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	-	-
3.10%	-	-	-	-	-	-
3.15%	-	-	-	-	-	-
3.20%	-	-	-	-	-	-
3.25%	-	-	-	-	-	-
3.30%	-	-	-	-	-	-
3.40%	-	-	-	-	-	-

	$205,865	$78,185	$158,028	$224,425	$264,560	$869,340

	VWHA	WRASP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$-	$-	$1,449	$6,770	$30,436	$2,812	$-	$-
0.65%	-	58	-	-	-	-	-	-
0.75%	-	2,896	-	-	-	-	-	-
0.80%	1,688	491	-	-	-	-	-	-
0.85%	-	975	-	-	-	-	-	-
0.95%	-	208	-	-	-	-	-	-
1.05%	-	2,244	-	-	-	-	-	-
1.10%	-	10,811	-	-	-	-	-	-
1.15%	-	112,429	-	-	-	-	-	-
1.20%	-	717	-	-	-	-	-	-
1.25%	-	39,974	-	-	-	-	-	-
1.30%	303,507	179,167	-	-	-	-	60	3,535
1.35%	-	57,683	-	-	-	-	-	-
1.40%	108,069	45,398	-	-	-	-	408	289
1.45%	-	31,532	-	-	-	-	-	-
1.50%	-	142,794	-	-	-	-	-	-
1.55%	-	132,273	-	-	-	-	-	-
1.60%	-	59,252	-	-	-	-	-	-
1.65%	-	34,039	-	-	-	-	-	-
1.70%	-	8,965	-	-	-	-	-	-
1.75%	-	202,441	-	-	-	-	-	-
1.80%	-	76,344	-	-	-	-	-	-
1.85%	-	12,159	-	-	-	-	-	-
1.90%	-	2,054	-	-	-	-	-	-
1.95%	-	91,180	-	-	-	-	-	-
2.00%	-	81,016	-	-	-	-	-	-
2.05%	-	5,166	-	-	-	-	-	-
2.10%	-	47,871	-	-	-	-	-	-
2.15%	-	9,769	-	-	-	-	-	-
2.20%	-	24,236	-	-	-	-	-	-
2.25%	-	764	-	-	-	-	-	-
2.30%	-	8,585	-	-	-	-	-	-
2.35%	-	3,261	-	-	-	-	-	-
2.40%	-	2,257	-	-	-	-	-	-
2.45%	-	2,415	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	1,752	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	180	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	2	-	-	-	-	-	-
2.80%	-	1,500	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$413,264	$1,434,858	$1,449	$6,770	$30,436	$2,812	$468	$3,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WFVSCG	WFVSMV	WFVTRB	WFVOG2	NVAGF3	CSIEF3	GEF3	NVGWL6

0.40%	$7	$-	$-	$-	$-	$-	$-	$15
0.65%	-	-	-	-	-	-	-	-
0.75%	95	-	-	-	-	-	-	-
0.80%	527	-	-	-	2	42	218	-
0.85%	2,938	-	-	-	-	-	-	-
0.95%	785	-	-	-	46	-	-	-
1.05%	639	-	-	-	70	-	-	-
1.10%	7,159	100	-	-	1,045	-	-	828
1.15%	33,922	-	325	-	2,107	-	-	1,742
1.20%	191	-	-	-	73	-	-	-
1.25%	3,691	-	3,201	-	798	-	-	218
1.30%	63,195	-	-	-	974	12,474	11,256	2,324
1.35%	13,239	-	-	-	631	-	-	533
1.40%	13,913	-	-	216	1,076	5,034	3,681	-
1.45%	9,102	-	-	-	754	-	-	137
1.50%	19,014	-	-	-	11	-	-	1,786
1.55%	61,070	-	-	-	2,489	-	-	1,346
1.60%	9,947	-	-	507	305	-	-	2,006
1.65%	13,523	-	-	-	1,782	-	-	243
1.70%	3,324	-	-	-	-	-	-	33
1.75%	68,829	-	-	96	1,046	-	-	2,721
1.80%	8,763	-	-	-	544	-	-	1,094
1.85%	7,765	-	-	-	149	-	-	429
1.90%	6,935	-	-	-	-	-	-	-
1.95%	14,812	-	-	-	100	-	-	360
2.00%	16,893	-	-	-	246	-	-	349
2.05%	2,994	-	-	-	96	-	-	65
2.10%	7,888	-	-	-	426	-	-	92
2.15%	2,728	-	-	-	557	-	-	158
2.20%	4,364	-	-	147	-	-	-	401
2.25%	1,711	-	-	-	-	-	-	128
2.30%	4,959	-	-	-	-	-	-	828
2.35%	8,974	-	-	-	-	-	-	556
2.40%	742	-	-	-	-	-	-	426
2.45%	3,141	-	-	-	-	-	-	-
2.50%	686	-	-	-	-	-	-	20
2.55%	3,605	-	-	-	-	-	-	80
2.60%	-	-	-	-	-	-	-	-
2.65%	582	-	-	-	-	-	-	-
2.70%	482	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	95
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$423,134	$100	$3,526	$966	$15,327	$17,550	$15,155	$19,013

	WSCP

0.40%	$-
0.65%	-
0.75%	-
0.80%	1,344
0.85%	-
0.95%	-
1.05%	-
1.10%	-
1.15%	-
1.20%	-
1.25%	-
1.30%	236,479
1.35%	-
1.40%	112,811
1.45%	-
1.50%	-
1.55%	-
1.60%	-
1.65%	-
1.70%	-
1.75%	-
1.80%	-
1.85%	-
1.90%	-
1.95%	-
2.00%	-
2.05%	-
2.10%	-
2.15%	-
2.20%	-
2.25%	-
2.30%	-
2.35%	-
2.40%	-
2.45%	-
2.50%	-
2.55%	-
2.60%	-
2.65%	-
2.70%	-
2.75%	-
2.80%	-
2.85%	-
2.90%	-
2.95%	-
3.00%	-
3.05%	-
3.10%	-
3.15%	-
3.20%	-
3.25%	-
3.30%	-
3.40%	-

	$350,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $1,259,932,807 and $1,130,915,809, respectively, and total transfers from the Account to the fixed account were $267,916,712 and $218,700,309, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.
For contracts with the Extra Value option, the Company contributed $15,728,316 and $8,906,383 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For guaranteed minimum death benefits, the Company contributed $23,803,282 and $31,583,753 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
For Purchase Payment Credits, the Company contributed $5,392,901 and $3,282,800 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$29,793,995,282	$0	$0	$29,793,995,282
The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
MidCap Growth Portfolio - Class S Shares (ALMCS)	$118,629	$135,323
Growth Fund - Class 1 (AFGF)	94,271	817,913
High-Income Bond Fund - Class 1 (AFHY)	4,546,788	4,468,053
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	52,366	88,237
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	53,606,467	4,280,909
Money Market Portfolio(TM) (CHSMM)	10,815,448	10,252,466
Stock Index Fund, Inc. - Initial Shares (DSIF)	6,687,112	39,171,840
Stock Index Fund, Inc. - Service Shares (DSIFS)	23,610,580	18,275,235
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	932,256	7,021,710
VA International Equity Fund (HVIE)	6,384,892	74,842
VA Situs Fund (HVSIT)	14,420,870	965,018
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,336,617	2,179,605
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	1,935,465	3,403,632
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	10,547,463	19,432,240
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	11,063,404	9,460,413
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	289,141
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	7,130,987	42,434,761
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	101,943	1,452,698
Investors Growth Stock Series - Service Class (MIGSC)	348,375	3,035,224
Value Series - Service Class (MVFSC)	23,674,733	42,207,565
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	38,912,021	2,477,803
Core Plus Fixed Income Portfolio - Class I (MSVFI)	451,233	870,758
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,499,150	4,960,134
Emerging Markets Debt Portfolio - Class I (MSEM)	172,909	680,111
Emerging Markets Debt Portfolio - Class II (MSEMB)	48,399	183,629
Global Real Estate Portfolio - Class II (VKVGR2)	5,453	4,521
U.S. Real Estate Portfolio - Class I (MSVRE)	84,978	109,682
U.S. Real Estate Portfolio - Class II (MSVREB)	37	4,780
Managed Allocation Fund - Moderate Growth II (VFMG2)	137,709	632,652

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,713,898	13,732,300
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	10,950,883	21,193,156
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	900,669,828	15,245,129
American Funds NVIT Bond Fund - Class II (GVABD2)	285,915,933	64,532,753
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	28,307,140	12,242,926
American Funds NVIT Growth Fund - Class II (GVAGR2)	34,364,785	13,237,488
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	272,513,193	29,137,200
Federated NVIT High Income Bond Fund - Class I (HIBF)	692,113	2,366,633
Federated NVIT High Income Bond Fund - Class III (HIBF3)	60,680,979	55,839,608
NVIT Emerging Markets Fund - Class I (GEM)	2,572	90,913
NVIT Emerging Markets Fund - Class II (GEM2)	7,409	318,363
NVIT Emerging Markets Fund - Class III (GEM3)	1,805,018	10,939,276
NVIT Emerging Markets Fund - Class VI (GEM6)	7,397,595	13,473,401
NVIT International Equity Fund - Class I (GIG)	520	3,761
NVIT International Equity Fund - Class III (GIG3)	2,674,830	7,131,269
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	10,260,445	4,712,161
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,242,486	15,760,913
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	15,296,700	6,558,018
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,057,199	1,744,817
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	18,113,757	41,610,421
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	8,355,505	5,278,959
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	393,505,827	3,104,109
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	815,477,611	3,479,459
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	248,275,083	35,428,937
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	642,965,670	5,774,009
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	25,427,521	32,860,600
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	182,442,081	11,076,526
NVIT Core Bond Fund - Class I (NVCBD1)	1,398,323	1,044,842
NVIT Core Bond Fund - Class II (NVCBD2)	19,662,761	41,882,319
NVIT Core Plus Bond Fund - Class II (NVLCP2)	20,605,391	8,087,575
NVIT Fund - Class I (TRF)	1,733,475	22,188,620
NVIT Fund - Class II (TRF2)	9,033,233	41,765,801
NVIT Government Bond Fund - Class I (GBF)	69,119,164	128,946,815
American Century NVIT Growth Fund - Class I (CAF)	1,450,232	5,420,720
American Century NVIT Growth Fund -Class II (CAF2)	10,359,850	216,159
NVIT International Index Fund - Class VIII (GVIX8)	9,081,146	2,655,603
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	6,471,353	67,514,583
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	223,675,152	1,641,366
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	511,908,315	7,346,635
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	175,102,696	34,859,815
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	132,462,539	175,042,859
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	30,706,072	207,853,315
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	93,905,606	35,027,959
NVIT Mid Cap Index Fund - Class I (MCIF)	17,862,528	14,344,849
NVIT Money Market Fund - Class I (SAM)	353,696,777	265,556,916
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	615,420	7,440,679
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	15,351,461	28,579,990
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	10,692	209,729
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	657,114	1,701,631
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	10,968,378	5,034,190
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,148,566	3,070,805
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	9,422,038	23,285,092
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	952,834	1,097,031
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	10,831,892	6,973,380
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	17,242	31,476,802
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	9,548,539	31,087,212
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	11,338,187	50,026,835
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,904,593	4,369,734
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	17,778,304	11,154,237
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	554,836	8,129,303
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	3,072,802	4,622,980
NVIT Multi-Manager Small Company Fund - Class I (SCF)	819,110	14,195,548
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,127,692	7,570,727
NVIT Multi-Sector Bond Fund - Class I (MSBF)	44,265,896	16,353,489
NVIT Short Term Bond Fund - Class II (NVSTB2)	15,636,892	21,778,744
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,039,004	86,358,927
NVIT Large Cap Growth Fund - Class II (NVOLG2)	3,349,821	66,217,545
Templeton NVIT International Value Fund - Class III (NVTIV3)	45,554,137	18,596,175
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	18,968,175	12,335,600
NVIT Real Estate Fund - Class I (NVRE1)	3,807,577	13,376,575
NVIT Real Estate Fund - Class II (NVRE2)	10,350,481	17,720,704
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	46,884	674
VPS Growth and Income Portfolio - Class B (ALVGIB)	373,431	2,348,770
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	18,586,705	7,157,617
VP Balanced Fund - Class I (ACVB)	1,539,354	6,834,957
VP Capital Appreciation Fund - Class I (ACVCA)	4,926	33,214
VP Income & Growth Fund - Class I (ACVIG)	1,167,786	2,301,822
VP Income & Growth Fund - Class II (ACVIG2)	362,708	1,896,456
VP Inflation Protection Fund - Class II (ACVIP2)	78,794,147	27,192,197
VP International Fund - Class I (ACVI)	25,532	34,508
VP International Fund - Class III (ACVI3)	64	106
VP International Fund - Class IV (ACVI4)	656	688
VP Mid Cap Value Fund - Class I (ACVMV1)	2,549,228	2,114,367
VP Mid Cap Value Fund - Class II (ACVMV2)	20,410,496	9,141,959
VP Ultra(R) Fund - Class I (ACVU1)	-	-
VP Ultra(R) Fund - Class II (ACVU2)	194	5,751
VP Value Fund - Class I (ACVV)	285	22,635
VP Value Fund - Class II (ACVV2)	26,679	34,264
VP Vista(SM) Fund - Class I (ACVVS1)	-	2,142
VP Vista(SM) Fund - Class II (ACVVS2)	-	-
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	14,133,422	11,214,312
Appreciation Portfolio - Initial Shares (DCAP)	7,708,230	4,510,819
Appreciation Portfolio - Service Shares (DCAPS)	43,406,049	3,786,413
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	880,823	1,076,205
Growth and Income Portfolio - Initial Shares (DGI)	1,068,192	3,172,758
Capital Appreciation Fund II - Service Shares (FCA2S)	45,657	599,018
Quality Bond Fund II - Primary Shares (FQB)	1,855,975	3,337,329
Quality Bond Fund II - Service Shares (FQBS)	4,345,873	12,188,627
Contrafund Portfolio - Service Class 2 (FC2)	908	56,558
Equity-Income Portfolio - Initial Class (FEIP)	8,596,572	57,744,724
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	456,485	3,908,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

High Income Portfolio - Initial Class (FHIP)	3,704,346	9,873,775
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	4,355,900	26,080,908
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	3,950	230,610
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	25,661,844	17,753,923
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	29,043,640	14,137,216
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	967,684	981,150
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	30,899,950	9,017,220
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,232,209	1,867,253
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	134,413,876	2,347,231
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,724,757	1,141,647
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	6,235,185	3,938,863
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	-	60
VIP Fund - Growth Portfolio - Initial Class (FGP)	3,511,167	52,007,614
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	47,340,445	19,143,445
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	16,293,905	18,820,559
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	5,502,978	7,607,099
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	57,668,611	93,786,524
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,238,260	11,084,905
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	25,738,867	29,854,964
VIP Fund - Overseas Portfolio - Initial Class (FOP)	954,707	10,199,338
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	1,075,239	6,214,938
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	52,598	1,004,156
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	11,862,352	8,362,036
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	706,562	2,342,727
Franklin Income Securities Fund - Class 2 (FTVIS2)	22,157,310	14,188,532
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,439,781	16,883,786
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	20,458,169	31,910,962
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	2,434,957	6,137,091
Templeton Foreign Securities Fund - Class 2 (TIF2)	75,396	1,439,546
Templeton Foreign Securities Fund - Class 3 (TIF3)	4,947,126	13,116,968
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	25,602,846	14,107,887
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,118,468	2,851,684
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	17,005,439	39,838,450
Growth Portfolio - I Class Shares (AMTG)	9,754	21,632
Guardian Portfolio - I Class Shares (AMGP)	-	-
International Portfolio - S Class Shares (AMINS)	54,530	54,008
Partners Portfolio - I Class Shares (AMTP)	3,389	35,346
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	4,617,064	6,477,004
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,393,623	5,969,715
Balanced Fund/VA - Non-Service Shares (OVMS)	1,129,494	7,673,681
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	2,104
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	8,810	96,195
Core Bond Fund/VA - Non-Service Shares (OVB)	2,837,279	7,717,194
Global Securities Fund/VA - Class 3 (OVGS3)	1,969,265	11,782,677
Global Securities Fund/VA - Class 4 (OVGS4)	4,532,632	8,780,661
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,599,793	19,916,101
Global Securities Fund/VA - Service Class (OVGSS)	108,386	2,230,872
High Income Fund/VA - Class 3 (OVHI3)	387,816	393,588
High Income Fund/VA - Class 4 (OVHI4)	4,738,496	4,252,879
High Income Fund/VA - Non-Service Shares (OVHI)	4,492	26,844
High Income Fund/VA - Service Class (OVHIS)	294,378	909,649
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	813,192	2,425,259
Main Street Fund(R)/VA - Service Class (OVGIS)	9,606,771	40,781,604
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,094,376	1,954,078
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	10,933,988	6,255,097
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	5,303,443	4,741,807
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	11,141,131	6,761,257
Low Duration Portfolio - Advisor Class (PMVLAD)	88,233,231	29,668,538
Total Return Portfolio - Advisor Class (PMVTRD)	67,663,041	1,353,379
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	251,653	1,030,955
Putnam VT International Equity Fund - IB Shares (PVTIGB)	18,554	177,387
Putnam VT Voyager Fund - IB Shares (PVTVB)	1,362,251	1,665,686
V.I. Basic Value Fund - Series II (AVBV2)	110	4,874
V.I. Capital Appreciation Fund - Series II (AVCA2)	613,836	1,819,817
V.I. Capital Development Fund - Series II (AVCD2)	9,767,766	8,122,553
Diversified Stock Fund Class A Shares (VYDS)	12,963	150,764
Blue Chip Growth Portfolio - II (TRBCG2)	46,698	50,869
Equity Income Portfolio - II (TREI2)	14	5,844
Health Sciences Portfolio - II (TRHS2)	31,799,168	7,239,307
Limited-Term Bond Portfolio - II (TRLT2)	-	-
VIP Trust - Global Bond Fund: Class R1 (VWBFR)	1,585,034	1,588,886
VIP Trust - Global Bond Fund: Initial Class (VWBF)	1,201,054	1,801,699
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	1,438,835	8,590,030
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	219,010	3,696,267
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	24,269,225	10,908,428
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	788,662	3,883,997
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	39,184,454	14,622,323
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	1,256,482	236,495
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	4,872,159	157,063
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	14,657,178	267,787
WRPMCP (WRPMCP)	1,766,070	113,274
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	3,927	8,807
Advantage VT Opportunity Fund - Class 2 (SVOF)	11,662	88,904
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	12,435,831	7,596,233
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	938	1,634
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	18,894	3,519
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)	582	7,443
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	578,773	3,847,983
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	356,424	2,338,937
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	599,941	2,754,305
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	589,982	2,731,891
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	221,115	31,923,583

Total	$7,219,386,838	$3,137,113,930

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Growth Portfolio - Class S Shares (ALMCS)
2011	0.95% to 1.45%	32,647	$12.15 to $ 11.64	$393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
2007	0.95% to 1.80%	52,160	18.48 to 17.80	958,371	0.00%	30.02% to 28.90%
Growth Fund - Class 1 (AFGF)
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
2007	1.30%	204,499	85.98	17,582,665	0.98%	11.17%
High-Income Bond Fund - Class 1 (AFHY)
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
2007	1.30%	35,586	40.66	1,446,977	10.75%	0.29%
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
2007	1.30%	49,215	29.52	1,452,853	7.14%	5.43%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
2007	0.95% to 1.85%	2,030,093	10.92 to 10.50	22,118,985	4.51%	3.74% to 2.79%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
2007	0.80% to 1.40%	2,887,153	19.64 to 23.79	72,290,938	0.55%	6.92% to 6.27%
VA International Equity Fund (HVIE)
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)							****
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.40% to 2.95%	8,157,179	$8.24 to $ 14.48	$111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
2007	0.80% to 1.40%	733,774	5.09 to 4.86	3,581,793	0.31%	20.72% to 19.99%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%
2007	0.80% to 3.25%	7,719,861	29.56 to 25.27	212,963,970	0.45%	27.04% to 23.89%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
2007	0.80% to 2.15%	879,729	16.81 to 38.58	16,732,189	0.44%	26.99% to 25.25%
Investors Growth Stock Series - Service Class (MIGSC)
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
2007	0.95% to 3.15%	1,427,758	13.57 to 13.50	22,610,416	0.09%	9.96% to 7.51%
Value Series - Service Class (MVFSC)
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
2007	0.80% to 3.15%	4,556,477	11.85 to 16.86	87,844,770	0.73%	6.73% to 4.19%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	$46.86	$14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
U.S. Real Estate Portfolio - Class II (MSVREB)
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
2007	1.15% to 2.60%	651,956	12.76 to 12.10	8,384,121	2.05%	5.65% to 4.10%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
2007	0.80% to 2.95%	42,263,897	11.06 to 10.66	460,727,179	2.72%	5.29% to 2.99%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
2007	0.80% to 2.95%	12,421,457	10.71 to 10.32	130,936,805	8.10%	2.15% to -0.07%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
2007	0.80% to 3.05%	5,365,947	12.23 to 11.78	64,844,710	2.79%	13.44% to 10.86%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
2007	0.80% to 3.25%	11,269,769	11.44 to 10.98	127,268,601	0.71%	11.00% to 8.24%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
2007	0.80% to 2.95%	8,176,408	9.84 to 9.70	79,871,976	2.28%	-1.61% to -3.04%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
2007	0.95% to 2.35%	1,099,805	13.25 to 13.84	15,862,330	7.26%	2.15% to 0.70%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%
2007	0.80% to 2.80%	3,534,655	10.90 to 11.15	40,885,129	8.09%	2.34% to 0.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.80% to 1.40%	14,503	$20.97 to $ 19.58	$285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
2007	0.80% to 1.40%	40,673	34.80 to 33.31	1,361,399	0.67%	44.41% to 43.53%
NVIT Emerging Markets Fund - Class II (GEM2)
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
2007	1.10% to 2.45%	134,775	50.56 to 47.29	6,651,015	0.42%	43.59% to 41.62%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
2007	0.80% to 1.40%	2,599,261	38.08 to 36.80	96,119,470	0.68%	44.38% to 43.50%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
2007	0.95% to 2.80%	3,749,821	13.46 to 28.12	109,631,081	0.59%	34.62% to 41.36%	*	***
NVIT International Equity Fund - Class I (GIG)
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
2007	0.80% to 1.40%	7,935	16.11 to 15.42	123,047	0.38%	26.12% to 25.36%
NVIT International Equity Fund - Class III (GIG3)
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
2007	0.80% to 1.40%	1,528,618	25.50 to 24.63	37,816,487	0.44%	26.13% to 25.36%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	*	***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	*	***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	*	***
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	*	***
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	*	***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.40% to 3.25%	128,328,881	$10.81 to $ 9.24	$1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	*	***
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	*	***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	*	***
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	*	***
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	*	***
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	*	***
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	*	***
NVIT Core Bond Fund - Class II (NVCBD2)
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	*	***
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	*	***
NVIT Fund - Class I (TRF)
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
NVIT Fund - Class II (TRF2)
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	*	***
NVIT Government Bond Fund - Class I (GBF)
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class II (CAF2)
2011	0.40% to 2.55%	1,133,015	$9.13 to $ 9.00	$10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
2007	0.80% to 2.90%	12,824,884	12.51 to 11.19	155,324,013	3.57%	4.53% to 2.31%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
NVIT Money Market Fund - Class I (SAM)
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	0.95% to 2.10%	44,925	$11.24 to $ 11.97	$559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
2007	0.95% to 2.80%	1,534,096	10.55 to 15.18	26,997,038	0.00%	5.55% to 6.42%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	0.40% to 2.90%	1,135,796	$10.65 to $ 15.40	$22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
2007	0.80% to 2.95%	5,127,598	14.75 to 11.04	65,624,015	3.96%	3.78% to 1.52%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
2007	0.80% to 3.25%	18,188,564	12.93 to 14.86	315,762,751	1.56%	-3.39% to -5.79%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
2007	0.95% to 2.90%	1,095,470	15.18 to 15.45	19,731,218	1.22%	3.86% to 1.80%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.40% to 2.80%	2,665,187	$10.68 to $ 16.79	$53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
2007	0.95% to 2.40%	394,975	16.31 to 19.59	7,812,720	0.80%	0.56% to -0.92%
VP Balanced Fund - Class I (ACVB)
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
2007	0.80% to 1.40%	2,885,081	20.65 to 22.39	68,694,053	2.18%	4.09% to 3.46%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
2007	0.80% to 1.40%	3,530,839	22.34 to 26.89	159,958,937	0.00%	44.63% to 43.75%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
VP Income & Growth Fund - Class II (ACVIG2)
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
2007	0.95% to 2.90%	1,079,627	13.53 to 13.65	17,056,680	0.00%	19.69% to 17.32%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
2007	0.80% to 1.40%	4,831,480	24.70 to 23.10	112,542,386	1.78%	-5.90% to -6.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	$8.68 to $ 11.81	$76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
2007	0.95% to 2.95%	5,881,576	14.49 to 14.65	99,951,941	1.51%	-6.21% to -8.12%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
2007	0.80% to 1.40%	951,361	13.28 to 13.14	12,519,496	0.00%	38.65% to 37.81%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
2007	0.95% to 2.80%	2,291,468	12.42 to 16.13	37,937,432	0.00%	24.25% to 35.61%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
Appreciation Portfolio - Service Shares (DCAPS)
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to -13.42%
Growth and Income Portfolio - Initial Shares (DGI)
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
2007	0.95% to 3.15%	192,944	14.57 to 14.35	3,164,519	0.55%	8.59% to 6.17%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
Quality Bond Fund II - Service Shares (FQBS)
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	****
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2011	1.10% to 2.65%	490,823	$19.18 to $ 16.67	$9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
High Income Portfolio - Initial Class (FHIP)
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	$9.27 to $ 8.59	$14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	****
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
2007	0.95% to 3.10%	8,968,155	10.66 to 23.16	228,696,376	0.50%	6.62% to 11.74%	****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
2007	0.80% to 1.40%	3,885,215	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
2007	0.80% to 1.40%	4,559,645	20.03 to 19.35	75,531,894	3.35%	16.41% to 15.70%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.80% to 1.40%	432,099	$13.93 to $ 13.14	$5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%
2007	0.95% to 2.25%	462,809	20.06 to 22.86	10,928,425	1.98%	14.35% to 12.85%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
2007	0.80% to 3.25%	38,220,042	15.25 to 9.66	424,912,124	3.23%	3.93% to 1.35%
Growth Portfolio - I Class Shares (AMTG)
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
2007	0.80% to 1.40%	2,896,657	22.83 to 26.15	143,154,846	0.00%	21.71% to 20.97%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
2007	0.80% to 1.40%	1,105,261	14.69 to 13.86	15,420,332	0.26%	6.52% to 5.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	$ 5.65 to $ 7.10	$7,732,508	0.00%	-46.87% to -48.18%
2007	0.80% to 3.25%	20,563,376	10.64 to 13.71	293,656,493	2.14%	2.38% to -0.16%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
2007	0.95% to 2.80%	507,184	18.83 to 20.39	10,958,939	0.00%	21.03% to 18.76%
Partners Portfolio - I Class Shares (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
2007	0.80% to 1.40%	4,821,251	31.57 to 37.41	181,803,724	0.61%	8.46% to 7.80%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
2007	0.80% to 2.95%	1,309,013	10.44 to 12.31	16,737,536	0.38%	2.22%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
2007	0.80% to 2.80%	392,938	9.74 to 13.45	6,032,559	0.00%	-0.29% to -2.32%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
Global Securities Fund/VA - Class 4 (OVGS4)
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	0.95% to 2.25%	368,092	$ 16.26 to $ 18.62	$7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to -4.30%	****
High Income Fund/VA - Class 4 (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
2007	0.95% to 2.75%	991,751	9.59 to 9.47	9,472,520	0.00%	-4.12% to -5.29%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
High Income Fund/VA - Service Class (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.05% to 2.35%	212,998	$ 11.40 to $ 11.18	$2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
2007	1.15% to 2.80%	168,443	13.87 to 12.82	2,271,117	0.00%	4.30% to 2.55%
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
2007	0.80% to 2.95%	2,902,901	10.74 to 15.16	50,651,888	0.35%	0.55% to -1.64%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
2007	0.80% to 2.95%	1,044,738	10.99 to 14.72	17,629,535	0.00%	10.83% to 8.42%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
2007	0.80% to 3.00%	1,288,902	11.09 to 18.24	27,002,291	0.00%	9.66% to 7.21%
Diversified Stock Fund Class A Shares (VYDS)
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
2007	0.80% to 3.25%	10,055,319	11.81 to 12.74	133,588,581	0.14%	11.58% to 8.81%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
2007	0.80% to 2.95%	6,128,523	11.28 to 12.01	76,349,143	1.66%	2.20% to -0.03%
Health Sciences Portfolio - II (TRHS2)
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
2007	0.80% to 2.90%	2,984,605	10.74 to 10.25	31,585,239	3.11%	4.38% to 2.16%
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
2007	0.80% to 1.40%	731,903	12.42 to 12.15	8,910,518	5.57%	8.94% to 8.27%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
2007	0.80% to 1.40%	889,847	17.22 to 18.16	19,097,162	6.47%	8.83% to 8.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.80% to 1.40%	551,256	$ 21.46 to $ 20.49	$11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
2007	0.80% to 1.40%	1,152,258	31.28 to 30.60	35,362,793	0.40%	36.46% to 35.63%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%
2007	0.80% to 1.40%	1,599,935	29.33 to 27.43	44,248,455	0.46%	36.51% to 35.68%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
2007	0.80% to 1.40%	1,400,348	33.53 to 32.79	46,055,901	0.11%	44.16% to 43.28%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
2007	0.80% to 1.40%	1,118,247	46.61 to 44.87	58,352,118	0.12%	44.19% to 43.31%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
2007	0.80% to 1.40%	5,757,665	34.29 to 40.01	291,024,130	0.62%	5.78% to 5.13%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
2007	1.25%	39	9.43	368	0.00%	-5.65%	****
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Advantage Funds Variable Trust - VT Large Company Growth Fund(obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Money Market Fund(obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	$ 10.83 to $ 10.58	$ 156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares(obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
2007	0.95% to 1.45%	23,143	13.77 to 13.47	317,270	0.00%	13.39% to 12.82%
Clover Value Fund II - Service Shares(obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to -12.36%
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II(obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
2007	0.95% to 2.10%	35,923	25.25 to 25.78	952,362	2.10%	18.91% to 17.53%
Gartmore NVIT Global Utilities Fund - Class III(obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
2007	0.80% to 1.40%	549,810	23.63 to 22.83	12,602,303	2.41%	19.42% to 18.70%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
2007	0.80% to 1.40%	376,901	20.42 to 19.97	7,550,213	0.49%	18.98% to 18.25%
Gartmore NVIT Worldwide Leaders Fund - Class VI (obsolete)(NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
2007	0.80% to 1.40%	2,123,568	18.72 to 17.89	38,252,943	1.05%	15.66% to 14.96%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
2007	0.80% to 1.40%	219,613	15.39 to 14.39	3,186,083	0.00%	-4.73% to -5.31%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
2007	0.80% to 2.60%	321,741	10.00 to 16.66	5,521,409	0.50%	-0.03% to 3.36%	****
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
2007	1.15% to 2.35%	90,603	12.39 to 11.85	1,130,341	0.38%	7.89% to 6.58%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
2007	1.15% to 2.35%	111,241	14.39 to 13.77	1,613,063	1.08%	0.39% to -0.83%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
2007	1.15% to 1.85%	33,329	12.97 to 12.73	429,215	1.38%	6.46% to 5.70%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
2007	1.15% to 1.75%	8,194	11.26 to 11.08	92,000	2.66%	3.94% to 3.30%
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
NVIT Global Financial Services Fund - Class II(obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
2007	0.95% to 2.15%	65,660	17.86 to 20.57	1,389,160	2.84%	-2.35% to -3.54%
NVIT Global Financial Services Fund - Class III(obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
2007	0.80% to 1.40%	168,520	18.76 to 18.13	3,068,547	3.09%	-1.92% to -2.51%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class II(obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	$ 12.16 to $ 14.17	$1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
2007	0.95% to 2.40%	124,698	13.98 to 16.78	2,178,340	0.01%	11.85% to 10.20%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
2007	0.80% to 1.40%	476,539	14.84 to 14.34	6,861,700	0.07%	12.32% to 11.63%
NVIT Health Sciences Fund - Class VI(obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
2007	0.95% to 2.60%	1,289,936	12.03 to 11.31	15,179,536	0.06%	11.90% to 10.02%
NVIT Leaders Fund - Class III(obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
2007	0.80% to 1.40%	89,808	4.00 to 3.83	346,234	0.00%	19.13% to 18.40%
NVIT Technology & Communications Fund - Class II(obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
2007	0.95% to 2.45%	77,916	13.74 to 18.83	1,535,827	0.00%	18.85% to 17.04%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
2007	0.80% to 1.40%	430,126	14.77 to 14.27	6,165,718	0.00%	19.22% to 18.49%
NVIT Technology & Communications Fund - Class VI(obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
NVIT U.S. Growth Leaders Fund - Class II(obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
2007	0.95% to 2.95%	1,094,930	11.22 to 17.70	23,231,890	0.00%	12.24% to 18.50%	****
NVIT U.S. Growth Leaders Fund - Class III(obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
2007	0.80% to 1.40%	329,074	18.46 to 17.84	5,894,162	0.00%	21.45% to 20.71%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
2007	0.80% to 1.40%	934,069	14.58 to 14.26	13,355,230	0.93%	1.63% to 1.01%
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%

2011	Reserves for annuity contracts in payout phase:	8,361,300
2011	Contract owners equity:	$29,793,903,432
2010	Reserves for annuity contracts in payout phase:	8,598,792
2010	Contract owners equity:	$26,665,526,554
2009	Reserves for annuity contracts in payout phase:	8,394,197
2009	Contract owners equity:	$21,471,280,300
2008	Reserves for annuity contracts in payout phase:	7,453,205
2008	Contract owners equity:	$16,006,481,073
2007	Reserves for annuity contracts in payout phase:	12,121,909
2007	Contract owners equity:	$22,175,260,947

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

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1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

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1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.